KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Policy Owners of C.M. Life Variable Life Separate Account I:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in Appendix A that comprise C.M. Life Variable Life Separate Account I (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or for the periods indicated in Appendix A), and the related notes, including the financial highlights in Note 8, for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2024, and the results of their operations and the changes in their net assets for each of the years in the two-year period then ended (or for the periods indicated in Appendix A), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2049	F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix A

C.M. Life Variable Life Separate Account I was comprised of the following divisions. Statements of assets and liabilities as of December 31, 2024, statements of operations and changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended unless otherwise noted.

Divisions

American Funds Insurance Series® American High-Income Trust Division**

American Funds Insurance Series® Asset Allocation Division (Class 1)

American Funds Insurance Series® Asset Allocation Division(Class 2)

American Funds Insurance Series® Capital World Growth and Income Division American Funds Insurance Series® Global Growth Division

American Funds Insurance Series® Global Small Capitalization Division**

American Funds Insurance Series® Growth- Income Division

American Funds Insurance Series® International Growth and Income Division

American Funds Insurance Series® New World Division

American Funds Insurance Series® The Bond Fund of America Division

American Funds Insurance Series® Washington Mutual Investors Division (Class 1A)

American Funds Insurance Series® Washington Mutual Investors Division (Class 2)**

BlackRock High Yield V.I. Division

BlackRock Small Cap Index V.I. Division

(Class I)**

BlackRock Small Cap Index V.I. Division (Class III)

BlackRock Total Return V.I. Division

BNY Mellon MidCap Stock Division

Dimensional VA Global Bond Division*/**

Dimensional VA International Small Division*

Dimensional VA U.S. Targeted Value Division*

Dimensional VIT Inflation-Protected Securities Division*

DWS Small Cap Index Division

Eaton Vance VT Floating-Rate Income Division

Fidelity® VIP Bond Index Division (Initial Class)**

Fidelity® VIP Bond Index Division (Service Class 2)

Fidelity® VIP Contrafund® Division

Fidelity® VIP Extended Market Index Division (Initial Class)**

Fidelity® VIP Extended Market Index Division (Service Class)

Fidelity® VIP Freedom 2020 Division

Fidelity® VIP Freedom 2025 Division

Fidelity® VIP Freedom 2030 Division

Fidelity® VIP Freedom 2035 Division

Fidelity® VIP Freedom 2040 Division

Fidelity® VIP Freedom 2045 Division

Fidelity® VIP Freedom 2050 Division

Fidelity® VIP Freedom 2055 Division

Fidelity® VIP Freedom 2060 Division

Fidelity® VIP Freedom 2065 Division

Fidelity® VIP Freedom Income Division

Fidelity® VIP Growth Division Fidelity® VIP Health Care Division**

Fidelity® VIP Index 500 Division (Initial Class)***

Fidelity® VIP Index 500 Division (Service Class)

Fidelity® VIP International Index Division (Initial Class)**

Fidelity® VIP International Index Division (Service Class 2)

Fidelity® VIP Overseas Division Fidelity® VIP Real Estate Division (Initial Class)**

Fidelity® VIP Real Estate Division (Service Class)**

Fidelity® VIP Strategic Income Division** Fidelity® VIP Total Market Index Division**

Franklin Small Cap Value VIP Division

Franklin Strategic Income VIP Division

Goldman Sachs Core Fixed Income Division

Goldman Sachs International Equity Insights Division

LA2049	F-2

Goldman Sachs Mid Cap Growth Division

Goldman Sachs Mid Cap Value Division

Goldman Sachs Strategic Growth Division

Invesco Oppenheimer V.I. International Growth Division

Invesco V.I. Capital Appreciation Division

Invesco V.I. Core Plus Bond Division

Invesco V.I. Discovery Mid Cap Growth Division

Invesco V.I. Diversified Dividend Division

Invesco V.I. Global Division

Invesco V.I. Global Real Estate Division

Invesco V.I. Global Strategic Income Division

Invesco V.I. Government Money Market Division**

Invesco V.I. Health Care Division

Invesco V.I. Main Street Division

Invesco V.I. Small Cap Equity Division

Invesco V.I. Technology Division

Janus Henderson Balanced Division

Janus Henderson Forty Division

Janus Henderson Global Research Division

Janus Henderson Global Technology and Innovation Division**

LVIP American Century Capital Appreciation Division*

LVIP American Century Disciplined Core Value Division*

LVIP American Century Inflation Protection Division*

LVIP American Century International Division*

LVIP American Century Value Division*

Macquarie VIP Asset Strategy Division**

Macquarie VIP Emerging Markets Division*

Macquarie VIP Growth Division**

Macquarie VIP Science and Technology Division*/**

Macquarie VIP Small Cap Value Division*

MFS® Global Real Estate Division

MFS® Growth Series Division

MFS® International Intrinsic Value Division

MFS® Investors Trust Division

MFS® Mid Cap Value Division

MFS® New Discovery Division

MFS® Value Division

MML Aggressive Allocation Division

MML American Funds Core Allocation Division**

MML American Funds Growth Division

MML Balanced Allocation Division

MML Blend Division

MML Blue Chip Growth Division

MML Conservative Allocation Division

MML Dynamic Bond Division

MML Equity Division

MML Equity Income Division

MML Equity Index Division (Class II)

MML Equity Index Division (Class III)**

MML Focused Equity Division

MML Foreign Division

MML Fundamental Equity Division**

MML Fundamental Value Division**

MML Global Division (Service Class I)

MML Global Division (Class II)**

MML Growth Allocation Division

MML High Yield Division**

MML Income & Growth Division

MML Inflation-Protected and Income Division

MML International Equity Division**

MML iShares® 60/40 Allocation Division**

MML iShares® 80/20 Allocation Division**

MML Large Cap Growth Division

MML Managed Bond Division

MML Managed Volatility Division

MML Mid Cap Growth Division

MML Mid Cap Value Division

MML Moderate Allocation Division

MML Short-Duration Bond Division

MML Small Cap Equity Division

MML Small Cap Growth Equity Division

MML Small Company Value Division**

MML Small/Mid Cap Value Division**

MML Strategic Emerging Markets Division

MML Sustainable Equity Division**

MML Total Return Bond Division

MML U.S. Government Money Market Division

PIMCO CommodityRealReturn® Strategy Division**

PIMCO Global Bond Opportunities Division

PIMCO High Yield Division

PIMCO Income Division**

PIMCO Real Return Division

PIMCO Total Return Division

LA2049	F-3

Schwab® S&P 500 Index Portfolio**

T. Rowe Price Blue Chip Growth Division

T. Rowe Price Equity Income Division

T. Rowe Price Limited-Term Bond Division

T. Rowe Price Mid-Cap Growth Division

Templeton Foreign VIP Division

Templeton Global Bond VIP Division TOPS® Moderate Growth ETF Division**

Vanguard VIF Balanced Division

Vanguard VIF Capital Growth Division

Vanguard VIF Diversified Value Division

Vanguard VIF Equity Income Division

Vanguard VIF Global Bond Index Division**

Vanguard VIF Growth Division

Vanguard VIF International Division

Vanguard VIF Mid-Cap Index Division**

Vanguard VIF Real Estate Index Division

Vanguard VIF Short-Term Investment-Grade Division

Vest US Large Cap 10% Buffer Strategies VI Division**

*See Note 2 to the financial statements for the previous name of this division.

**Statement of assets and liabilities as of December 31, 2024 and statement of operations, statement of changes in net assets and financial highlights for the year then ended.

***Financial highlights for the year ended December 31, 2024.

LA2049	F-4

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
		(Class 1)	(Class 2)
ASSETS
Investments
Number of shares	12,209	19,553	501,393	-	10,045	1	206,802
Identified cost	$115,981	$487,063	$11,553,348	$-	$369,922	$11	$10,217,144
Value	$111,712	$509,150	$12,860,720	$-	$370,777	$10	$14,141,104
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	3	-	-	-	-
Total assets	111,712	509,150	12,860,723	-	370,777	10	14,141,104
LIABILITIES
Payable to C.M. Life Insurance Company	-	1	-	-	-	-	1
Total liabilities	-	1	-	-	-	-	1
NET ASSETS (For variable life insurance policies)	$111,712	$509,149	$12,860,723	$-	$370,777	$10	$14,141,103
Outstanding Units
Policy owners	99,264	428,976	2,472,109	-	343,163	11	1,772,517
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$5.37	$-	$-	$-	$8.29
Variable Universal Life	-	-	5.04	-	-	-	7.77
Survivorship Variable Universal Life II	-	-	5.37	-	-	-	8.29
C.M. Life Electrum Select(SM)	1.13	1.19	-	1.17	1.08	-	-
APEX VUL	-	-	-	-	-	0.95	-

See Notes to Financial Statements

F-5

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
				(Class 1A)	(Class 2)		(Class I)
ASSETS
Investments
Number of shares	11,709	1,107	9,073	3,103	1	32,841	14,718
Identified cost	$123,720	$29,161	$85,073	$53,457	$16	$224,886	$186,796
Value	$119,314	$29,523	$83,473	$52,091	$16	$226,928	$173,382
Dividends receivable	-	-	-	-	-	1,226	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	2	-
Total assets	119,314	29,523	83,473	52,091	16	228,156	173,382
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	-	-	-	-	4
Total liabilities	-	-	-	-	-	-	4
NET ASSETS (For variable life insurance policies)	$119,314	$29,523	$83,473	$52,091	$16	$228,156	$173,378
Outstanding Units
Policy owners	113,229	29,974	90,080	39,580	16	205,914	151,735
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.05	0.98	0.93	1.32	-	1.11	-
APEX VUL	-	-	-	-	0.98	-	1.14

See Notes to Financial Statements

F-6

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
	(Class III)
ASSETS
Investments
Number of shares	26,878	12,917	8,752	458	5,842	4,425	11,209
Identified cost	$298,922	$131,645	$170,394	$4,455	$65,558	$99,833	$105,715
Value	$315,274	$128,136	$178,885	$4,460	$67,707	$99,861	$100,545
Dividends receivable	-	481	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	315,274	128,617	178,885	4,460	67,707	99,861	100,545
LIABILITIES
Payable to C.M. Life Insurance Company	1	5	-	-	-	-	-
Total liabilities	1	5	-	-	-	-	-
NET ASSETS (For variable life insurance policies)	$315,273	$128,612	$178,885	$4,460	$67,707	$99,861	$100,545
Outstanding Units
Policy owners	298,274	139,933	152,157	4,305	66,908	77,388	107,310
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.06	0.92	1.18	1.04	1.01	1.29	0.94
APEX VUL	-	-	-	-	-	-	-

See Notes to Financial Statements

F-7

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	317,782	557	20,558	62,877	1,745,513	9,145	31,967
Identified cost	$4,598,372	$4,769	$202,739	$611,420	$69,769,256	$136,837	$401,406
Value	$4,614,201	$4,798	$195,509	$595,446	$101,135,039	$131,234	$456,804
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	1	-	-	-	-	-
Total assets	4,614,201	4,799	195,509	595,446	101,135,039	131,234	456,804
LIABILITIES
Payable to C.M. Life Insurance Company	1	-	1	1	34	8	1
Total liabilities	1	-	1	1	34	8	1
NET ASSETS (For variable life insurance policies)	$4,614,200	$4,799	$195,508	$595,445	$101,135,005	$131,226	$456,803
Outstanding Units
Policy owners	919,816	4,081	187,405	649,767	11,071,160	116,334	413,320
UNIT VALUE
Survivorship Variable Universal Life	$5.38	$-	$-	$-	$11.99	$-	$-
Variable Universal Life	4.83	-	-	-	9.74	-	-
Survivorship Variable Universal Life II	5.20	-	-	-	8.69	-	-
C.M. Life Electrum Select(SM)	-	1.18	-	0.92	1.33	-	1.11
APEX VUL	-	-	1.04	-	1.20	1.13	-

See Notes to Financial Statements

F-8

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	328	5,290	23,428	8,025	63,971	3,853	32,576
Identified cost	$4,088	$83,971	$358,201	$208,186	$1,721,166	$96,713	$798,607
Value	$4,147	$84,369	$382,807	$223,085	$1,741,303	$106,766	$814,403
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	4,147	84,369	382,807	223,085	1,741,303	106,766	814,403
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	1	1	1	1	-
Total liabilities	-	-	1	1	1	1	-
NET ASSETS (For variable life insurance policies)	$4,147	$84,369	$382,806	$223,084	$1,741,302	$106,765	$814,403
Outstanding Units
Policy owners	4,030	81,080	362,679	205,804	1,554,650	94,306	718,990
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.03	1.04	1.06	1.08	1.12	1.13	1.13
APEX VUL	-	-	-	-	-	-	-

See Notes to Financial Statements

F-9

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	10,874	18,563	137	35,514	7,861	2,068	6,440
Identified cost	$139,017	$235,295	$1,685	$410,453	$755,192	$78,558	$3,104,246
Value	$152,782	$257,289	$1,879	$391,004	$754,310	$74,522	$3,650,758
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	1	-	-	2
Total assets	152,782	257,289	1,879	391,005	754,310	74,522	3,650,760
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	-	-	-	2	-
Total liabilities	-	-	-	-	-	2	-
NET ASSETS (For variable life insurance policies)	$152,782	$257,289	$1,879	$391,005	$754,310	$74,520	$3,650,760
Outstanding Units
Policy owners	134,895	227,220	1,660	394,011	557,533	71,178	2,781,159
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.13	1.13	1.13	0.99	1.35	-	1.31
APEX VUL	-	-	-	-	-	1.05	-

See Notes to Financial Statements

F-10

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

						Fidelity®	Fidelity®
	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
	Division	Division	Division	Division	Division	Division	Division
	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
ASSETS
Investments
Number of shares	18,239	44,253	5,016	972	2,411	3,071	21,915
Identified cost	$206,528	$465,584	$131,085	$17,260	$45,120	$34,031	$454,020
Value	$197,533	$476,602	$127,761	$17,169	$42,335	$32,926	$461,977
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	1	-	-	-	-	-
Total assets	197,533	476,603	127,761	17,169	42,335	32,926	461,977
LIABILITIES
Payable to C.M. Life Insurance Company	7	-	4	5	-	7	5
Total liabilities	7	-	4	5	-	7	5
NET ASSETS (For variable life insurance policies)	$197,526	$476,603	$127,757	$17,164	$42,335	$32,919	$461,972
Outstanding Units
Policy owners	190,444	458,433	128,898	14,614	47,239	31,008	391,213
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	-	1.04	0.99	-	0.90	-	-
APEX VUL	1.04	-	1.02	1.17	-	1.06	1.18

See Notes to Financial Statements

F-11

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	327,502	16,088	44	28,032	5,727	14,387	591,589
Identified cost	$4,301,992	$142,527	$410	$271,319	$66,332	$230,786	$7,308,973
Value	$4,689,833	$143,988	$410	$246,402	$63,057	$242,702	$9,104,561
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	2	-	-	-
Total assets	4,689,833	143,988	410	246,404	63,057	242,702	9,104,561
LIABILITIES
Payable to C.M. Life Insurance Company	9	-	-	-	-	-	4
Total liabilities	9	-	-	-	-	-	4
NET ASSETS (For variable life insurance policies)	$4,689,824	$143,988	$410	$246,404	$63,057	$242,702	$9,104,557
Outstanding Units
Policy owners	767,582	143,088	449	220,317	58,676	208,245	1,520,672
UNIT VALUE
Survivorship Variable Universal Life	$7.38	$-	$-	$-	$-	$-	$7.28
Variable Universal Life	6.91	-	-	-	-	-	5.76
Survivorship Variable Universal Life II	7.38	-	-	-	-	-	6.21
C.M. Life Electrum Select(SM)	1.17	1.01	0.91	1.12	1.07	1.17	-
APEX VUL	-	-	-	-	-	-	-

See Notes to Financial Statements

F-12

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	2,050,475	1,159,205	493,490	817,980	43,072	1,570,644	10,300
Identified cost	$4,386,085	$55,615,210	$3,202,471	$59,687,484	$1,100,070	$58,380,008	$146,192
Value	$3,772,874	$73,203,771	$2,812,892	$63,827,001	$1,114,703	$62,810,039	$137,918
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	1	-	-	-
Total assets	3,772,874	73,203,771	2,812,892	63,827,002	1,114,703	62,810,039	137,918
LIABILITIES
Payable to C.M. Life Insurance Company	15	20	18	-	15	13	-
Total liabilities	15	20	18	-	15	13	-
NET ASSETS (For variable life insurance policies)	$3,772,859	$73,203,751	$2,812,874	$63,827,002	$1,114,688	$62,810,026	$137,918
Outstanding Units
Policy owners	1,437,440	11,268,281	1,735,150	13,509,731	607,327	8,115,298	165,853
UNIT VALUE
Survivorship Variable Universal Life	$3.16	$8.22	$1.52	$5.84	$2.54	$9.48	$-
Variable Universal Life	2.94	6.91	1.58	5.53	2.38	8.57	-
Survivorship Variable Universal Life II	3.16	4.99	1.70	2.94	2.54	5.41	-
C.M. Life Electrum Select(SM)	0.89	-	-	0.99	1.25	1.06	0.83
APEX VUL	0.99	-	-	1.15	-	1.09	-

See Notes to Financial Statements

F-13

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	1,676,912	5,575	43,972	957,950	14,081	82,216	85,227
Identified cost	$7,890,640	$5,575	$1,250,251	$20,451,205	$257,057	$1,614,306	$3,279,054
Value	$7,193,951	$5,575	$1,186,794	$19,551,753	$272,758	$1,956,749	$4,635,474
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	7,193,951	5,575	1,186,794	19,551,753	272,758	1,956,749	4,635,474
LIABILITIES
Payable to C.M. Life Insurance Company	10	-	3	20	-	5	7
Total liabilities	10	-	3	20	-	5	7
NET ASSETS (For variable life insurance policies)	$7,193,941	$5,575	$1,186,791	$19,551,733	$272,758	$1,956,744	$4,635,467
Outstanding Units
Policy owners	2,785,982	5,398	233,675	4,149,151	240,969	467,525	862,413
UNIT VALUE
Survivorship Variable Universal Life	$2.76	$-	$5.32	$5.82	$-	$4.43	$5.64
Variable Universal Life	2.58	-	4.98	4.62	-	4.13	5.29
Survivorship Variable Universal Life II	2.70	-	5.32	4.97	-	4.43	5.64
C.M. Life Electrum Select(SM)	1.00	1.03	-	1.24	1.13	-	-
APEX VUL	1.06	-	-	1.15	-	-	-

See Notes to Financial Statements

F-14

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	460,210	220,831	5,534	9,496	3,591,435	6,188	21,958
Identified cost	$18,741,008	$10,380,492	$113,947	$144,471	$32,094,142	$58,886	$231,781
Value	$26,406,835	$16,032,327	$116,832	$159,205	$30,760,640	$56,709	$234,598
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	23	-	-
Total assets	26,406,835	16,032,327	116,832	159,205	30,760,663	56,709	234,598
LIABILITIES
Payable to C.M. Life Insurance Company	12	9	3	-	-	-	-
Total liabilities	12	9	3	-	-	-	-
NET ASSETS (For variable life insurance policies)	$26,406,823	$16,032,318	$116,829	$159,205	$30,760,663	$56,709	$234,598
Outstanding Units
Policy owners	3,774,202	6,261,726	96,474	144,542	7,188,956	61,557	264,843
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$4.96	$-	$-
Variable Universal Life	6.81	2.50	-	-	4.26	-	-
Survivorship Variable Universal Life II	7.34	2.69	-	-	3.94	-	-
C.M. Life Electrum Select(SM)	-	-	-	1.10	-	0.92	0.89
APEX VUL	-	-	1.21	-	-	-	-

See Notes to Financial Statements

F-15

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	226,644	7	5,021	1,100	10,456	2,406	3,087
Identified cost	$2,542,590	$71	$106,282	$11,924	$271,305	$91,741	$38,897
Value	$2,771,624	$67	$113,019	$11,759	$304,161	$96,856	$38,495
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	2,771,624	67	113,019	11,759	304,161	96,856	38,495
LIABILITIES
Payable to C.M. Life Insurance Company	9	-	-	-	-	1	-
Total liabilities	9	-	-	-	-	1	-
NET ASSETS (For variable life insurance policies)	$2,771,615	$67	$113,019	$11,759	$304,161	$96,855	$38,495
Outstanding Units
Policy owners	475,960	61	129,483	11,815	239,514	88,077	46,731
UNIT VALUE
Survivorship Variable Universal Life	$6.05	$-	$-	$-	$-	$-	$-
Variable Universal Life	5.67	-	-	-	-	-	-
Survivorship Variable Universal Life II	6.05	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	-	-	0.87	-	1.27	1.10	0.82
APEX VUL	-	1.09	-	1.00	-	-	-

See Notes to Financial Statements

F-16

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	310	1,732	5,409	26,468	97,793	46,013	54,795
Identified cost	$18,610	$54,243	$180,268	$264,149	$1,790,431	$1,004,143	$500,593
Value	$22,700	$51,587	$214,966	$280,300	$1,350,516	$995,260	$499,731
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	22,700	51,587	214,966	280,300	1,350,516	995,260	499,731
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	15	-	5	-	5
Total liabilities	-	-	15	-	5	-	5
NET ASSETS (For variable life insurance policies)	$22,700	$51,587	$214,951	$280,300	$1,350,511	$995,260	$499,726
Outstanding Units
Policy owners	18,475	52,629	28,703	232,096	192,469	858,148	451,981
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$7.69	$-	$7.38	$-	$-
Variable Universal Life	-	-	7.21	-	6.91	-	-
Survivorship Variable Universal Life II	-	-	7.69	-	7.38	-	-
C.M. Life Electrum Select(SM)	1.23	0.98	-	1.21	-	1.16	1.14
APEX VUL	-	-	-	-	-	-	1.10

See Notes to Financial Statements

F-17

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	3,211	46,144	15,967	973,869	443,943	2,150	27,001
Identified cost	$35,023	$708,756	$138,623	$20,334,554	$7,609,403	$18,346	$223,412
Value	$34,907	$781,220	$138,117	$21,118,452	$8,949,892	$17,886	$219,249
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	8	-	-	-
Total assets	34,907	781,220	138,117	21,118,460	8,949,892	17,886	219,249
LIABILITIES
Payable to C.M. Life Insurance Company	2	9	2	-	13	-	-
Total liabilities	2	9	2	-	13	-	-
NET ASSETS (For variable life insurance policies)	$34,905	$781,211	$138,115	$21,118,460	$8,949,879	$17,886	$219,249
Outstanding Units
Policy owners	31,765	612,563	130,045	4,950,851	2,402,303	17,471	236,911
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$4.62	$5.94	$-	$-
Variable Universal Life	-	-	-	4.14	4.11	-	-
Survivorship Variable Universal Life II	-	-	-	4.42	4.42	-	-
C.M. Life Electrum Select(SM)	1.12	1.29	1.04	1.14	1.24	1.02	0.93
APEX VUL	1.09	1.23	1.07	1.12	1.25	1.07	1.04

See Notes to Financial Statements

F-18

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
			(Class II)	(Class III)
ASSETS
Investments
Number of shares	1,563,312	29,926	1,853,150	33,082	130	30,311	4,499
Identified cost	$41,122,508	$309,114	$52,744,903	$1,180,389	$996	$293,445	$50,117
Value	$47,597,323	$302,252	$66,491,026	$1,184,004	$969	$290,073	$51,688
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	12	-	-	-	-	-	-
Total assets	47,597,335	302,252	66,491,026	1,184,004	969	290,073	51,688
LIABILITIES
Payable to C.M. Life Insurance Company	-	6	12	4	-	-	9
Total liabilities	-	6	12	4	-	-	9
NET ASSETS (For variable life insurance policies)	$47,597,335	$302,246	$66,491,014	$1,184,000	$969	$290,073	$51,679
Outstanding Units
Policy owners	12,034,282	250,356	10,956,482	1,000,860	892	273,223	43,405
UNIT VALUE
Survivorship Variable Universal Life	$4.40	$-	$7.31	$-	$-	$-	$-
Variable Universal Life	3.98	-	6.16	-	-	-	-
Survivorship Variable Universal Life II	4.39	-	5.61	-	-	-	-
C.M. Life Electrum Select(SM)	1.27	1.21	-	-	1.18	1.06	1.24
APEX VUL	1.10	1.06	-	1.18	1.09	1.03	1.15

See Notes to Financial Statements

F-19

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
		(Service Class I)	(Class II)
ASSETS
Investments
Number of shares	1,165	4,163	811	103,874	936	8,083	177,268
Identified cost	$15,478	$16,311	$3,876	$802,157	$8,313	$82,859	$1,709,251
Value	$14,801	$16,443	$3,721	$817,491	$8,272	$79,461	$1,517,416
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	14,801	16,443	3,721	817,491	8,272	79,461	1,517,416
LIABILITIES
Payable to C.M. Life Insurance Company	3	-	2	4	1	7	6
Total liabilities	3	-	2	4	1	7	6
NET ASSETS (For variable life insurance policies)	$14,798	$16,443	$3,719	$817,487	$8,271	$79,454	$1,517,410
Outstanding Units
Policy owners	13,792	16,223	3,547	744,635	7,624	64,644	840,219
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$2.00
Variable Universal Life	-	-	-	-	-	-	1.87
Survivorship Variable Universal Life II	-	-	-	-	-	-	2.00
C.M. Life Electrum Select(SM)	1.29	1.01	-	1.11	1.10	1.28	0.95
APEX VUL	1.07	-	1.05	1.09	1.08	1.10	1.04

See Notes to Financial Statements

F-20

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	501	2,007	9,297	17,453	803,485	140,516	24,608
Identified cost	$5,357	$21,549	$102,531	$280,477	$9,718,007	$1,764,278	$265,267
Value	$5,108	$21,311	$104,130	$300,190	$8,651,364	$1,899,119	$278,807
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	1	-	-
Total assets	5,108	21,311	104,130	300,190	8,651,365	1,899,119	278,807
LIABILITIES
Payable to C.M. Life Insurance Company	2	5	8	5	-	14	8
Total liabilities	2	5	8	5	-	14	8
NET ASSETS (For variable life insurance policies)	$5,106	$21,306	$104,122	$300,185	$8,651,365	$1,899,105	$278,799
Outstanding Units
Policy owners	5,056	19,441	93,316	218,651	3,746,878	683,998	264,614
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$2.68	$2.85	$-
Variable Universal Life	-	-	-	-	2.40	2.66	-
Survivorship Variable Universal Life II	-	-	-	-	2.59	2.85	-
C.M. Life Electrum Select(SM)	1.04	-	-	1.48	0.94	1.15	1.05
APEX VUL	1.01	1.10	1.12	1.27	1.06	1.12	1.10

See Notes to Financial Statements

F-21

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			MML
	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	28,251	773	3,670	1,549,043	746,851	952	19,604
Identified cost	$234,356	$6,926	$32,852	$15,054,389	$8,875,140	$8,763	$179,345
Value	$229,398	$6,990	$33,467	$17,953,344	$8,102,649	$8,591	$180,360
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	-	-	-	-
Total assets	229,398	6,990	33,467	17,953,344	8,102,649	8,591	180,360
LIABILITIES
Payable to C.M. Life Insurance Company	4	-	-	13	7	3	1
Total liabilities	4	-	-	13	7	3	1
NET ASSETS (For variable life insurance policies)	$229,394	$6,990	$33,467	$17,953,331	$8,102,642	$8,588	$180,359
Outstanding Units
Policy owners	198,264	6,498	31,851	2,653,554	2,164,128	7,991	162,057
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$6.34	$6.23	$-	$-
Variable Universal Life	-	-	-	7.24	4.63	-	-
Survivorship Variable Universal Life II	-	-	-	7.01	4.99	-	-
C.M. Life Electrum Select(SM)	1.17	1.07	1.05	1.15	1.02	1.09	1.12
APEX VUL	1.07	1.08	1.05	1.12	1.12	1.07	1.10

See Notes to Financial Statements

F-22

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	63,945	7,407	7,332	10,727,833	45,259	8,121	12,398
Identified cost	$351,729	$122,548	$64,277	$10,727,833	$249,950	$76,037	$87,752
Value	$334,431	$123,323	$64,010	$10,727,833	$251,641	$75,037	$89,764
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	-	-	205	1	-	-
Total assets	334,431	123,323	64,010	10,728,038	251,642	75,037	89,764
LIABILITIES
Payable to C.M. Life Insurance Company	3	1	1	-	-	3	-
Total liabilities	3	1	1	-	-	3	-
NET ASSETS (For variable life insurance policies)	$334,428	$123,322	$64,009	$10,728,038	$251,642	$75,034	$89,764
Outstanding Units
Policy owners	414,678	98,101	70,282	8,177,473	233,040	80,119	82,701
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$1.50	$-	$-	$-
Variable Universal Life	-	-	-	1.35	-	-	-
Survivorship Variable Universal Life II	-	-	-	1.38	-	-	-
C.M. Life Electrum Select(SM)	0.80	1.26	0.90	1.11	1.08	0.94	1.09
APEX VUL	0.99	1.14	1.05	1.03	-	-	-

See Notes to Financial Statements

F-23

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	717	408	12,856	1,462	116,187	274,536	548
Identified cost	$7,186	$4,752	$118,436	$127,931	$4,608,155	$7,549,353	$2,548
Value	$7,092	$4,702	$116,221	$126,397	$6,981,689	$7,805,048	$2,571
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	-	1	-	-	-	-	-
Total assets	7,092	4,703	116,221	126,397	6,981,689	7,805,048	2,571
LIABILITIES
Payable to C.M. Life Insurance Company	2	-	3	-	4	1	-
Total liabilities	2	-	3	-	4	1	-
NET ASSETS (For variable life insurance policies)	$7,090	$4,703	$116,218	$126,397	$6,981,685	$7,805,047	$2,571
Outstanding Units
Policy owners	6,743	4,980	124,824	108,951	642,001	1,440,730	2,444
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$11.37	$5.65	$-
Variable Universal Life	-	-	-	-	10.65	5.30	-
Survivorship Variable Universal Life II	-	-	-	-	11.37	5.65	-
C.M. Life Electrum Select(SM)	-	0.94	0.93	1.16	-	-	1.05
APEX VUL	1.05	-	-	-	-	-	-

See Notes to Financial Statements

F-24

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	2,159,928	321,508	892	46,465	7,691	4,741	4,396
Identified cost	$60,782,514	$4,396,292	$11,549	$725,895	$178,802	$216,237	$66,582
Value	$62,529,913	$4,423,949	$10,758	$711,849	$190,500	$241,516	$73,192
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	7	2	-	-	-	-	-
Total assets	62,529,920	4,423,951	10,758	711,849	190,500	241,516	73,192
LIABILITIES
Payable to C.M. Life Insurance Company	-	-	-	-	1	-	-
Total liabilities	-	-	-	-	1	-	-
NET ASSETS (For variable life insurance policies)	$62,529,920	$4,423,951	$10,758	$711,849	$190,499	$241,516	$73,192
Outstanding Units
Policy owners	5,824,536	2,216,851	12,292	646,044	167,046	191,681	58,819
UNIT VALUE
Survivorship Variable Universal Life	$12.31	$2.21	$-	$-	$-	$-	$-
Variable Universal Life	11.00	1.93	-	-	-	-	-
Survivorship Variable Universal Life II	8.94	2.08	-	-	-	-	-
C.M. Life Electrum Select(SM)	-	-	0.88	1.10	1.14	1.26	1.24
APEX VUL	-	-	-	-	-	-	-

See Notes to Financial Statements

F-25

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	82,364	5,103	1,511	-	7,226	19,985	9,715
Identified cost	$1,936,911	$94,626	$46,381	$-	$197,928	$241,679	$97,340
Value	$2,064,044	$93,947	$50,838	$-	$193,950	$234,622	$101,227
Dividends receivable	-	-	-	-	-	-	-
Receivable from C.M. Life Insurance Company	5	-	-	-	-	1	-
Total assets	2,064,049	93,947	50,838	-	193,950	234,623	101,227
LIABILITIES
Payable to C.M. Life Insurance Company	-	5	-	-	6	-	-
Total liabilities	-	5	-	-	6	-	-
NET ASSETS (For variable life insurance policies)	$2,064,049	$93,942	$50,838	$-	$193,944	$234,623	$101,227
Outstanding Units
Policy owners	1,621,028	89,973	40,583	-	172,636	237,483	96,335
UNIT VALUE
Survivorship Variable Universal Life	$-	$-	$-	$-	$-	$-	$-
Variable Universal Life	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
C.M. Life Electrum Select(SM)	1.27	-	1.25	0.89	1.10	0.90	1.05
APEX VUL	-	1.04	-	-	1.13	1.15	-

See Notes to Financial Statements

F-26

C. M. Life Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

Vest
US Large Cap
10% Buffer
Strategies V.I.
Division
ASSETS
Investments
Number of shares	1,269
Identified cost	$33,316
Value	$33,143
Dividends receivable	-
Receivable from C.M. Life Insurance Company	-
Total assets	33,143
LIABILITIES
Payable to C.M. Life Insurance Company	6
Total liabilities	6
NET ASSETS (For variable life insurance policies)	$33,137
Outstanding Units
Policy owners	29,754
UNIT VALUE
Survivorship Variable Universal Life	$-
Variable Universal Life	-
Survivorship Variable Universal Life II	-
C.M. Life Electrum Select(SM)	-
APEX VUL	1.11

See Notes to Financial Statements

F-27

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
		(Class 1)	(Class 2)
Investment income
Dividends	$4,996	$11,416	$265,480	$-	$5,440	$-	$148,355
Expenses
Mortality and expense risk charge and administrative expense charges	72	1,712	47,976	78	1,122	-	56,932
Net investment income (loss)	4,924	9,704	217,504	(78)	4,318	-	91,423
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	262	649	74,705	11,045	2,628	-	223,880
Realized gain distribution	-	18,076	510,522	-	5,757	-	588,481
Realized gain (loss)	262	18,725	585,227	11,045	8,385	-	812,361
Change in net unrealized appreciation (depreciation) of investments	(4,270)	21,161	953,856	(6,845)	(3,930)	-	1,860,892
Net gain (loss) on investments	(4,008)	39,886	1,539,083	4,200	4,455	-	2,673,253
Net increase (decrease) in net assets resulting from operations	916	49,590	1,756,587	4,122	8,773	-	2,764,676
Capital transactions:
Transfers of net premiums	115,470	78,078	350,013	-	217,231	-	256,624
Transfers due to death benefits	-	-	(44,944)	-	-	-	(89,244)
Transfers due to withdrawal of funds	21	(3)	(6,406)	-	84	(1)	(149,476)
Transfers due to policy loans, net of repayments	-	-	(51,874)	-	-	-	(90,945)
Transfers due to charges for administrative and insurance costs	(585)	(4,511)	(350,474)	(590)	(3,380)	-	(299,914)
Transfers between Divisions and (to) from General Account	(4,110)	362,396	197,064	(68,084)	97,117	11	(174,447)
Net increase (decrease) in net assets resulting from capital transactions	110,796	435,960	93,379	(68,674)	311,052	10	(547,402)
Total increase (decrease)	111,712	485,550	1,849,966	(64,552)	319,825	10	2,217,274
NET ASSETS, at beginning of the year	-	23,599	11,010,757	64,552	50,952	-	11,923,829
NET ASSETS, at end of the year	$111,712	$509,149	$12,860,723	$-	$370,777	$10	$14,141,103

See Notes to Financial Statements

F-28

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
				(Class 1A)	(Class 2)		(Class I)
Investment income
Dividends	$2,540	$443	$3,303	$608	$-	$10,388	$1,906
Expenses
Mortality and expense risk charge and administrative expense charges	313	179	219	33	-	656	25
Net investment income (loss)	2,227	264	3,084	575	-	9,732	1,881
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	792	3,240	(476)	1,870	-	2,428	847
Realized gain distribution	-	176	-	-	-	-	5,257
Realized gain (loss)	792	3,416	(476)	1,870	-	2,428	6,104
Change in net unrealized appreciation (depreciation) of investments	(5,824)	(1,535)	(1,451)	(2,580)	-	(1,395)	(13,413)
Net gain (loss) on investments	(5,032)	1,881	(1,927)	(710)	-	1,033	(7,309)
Net increase (decrease) in net assets resulting from operations	(2,805)	2,145	1,157	(135)	-	10,765	(5,428)
Capital transactions:
Transfers of net premiums	96,886	11,785	62,694	1,445	-	129,637	172,897
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	25	-	(3)	-	-	38	(283)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,222)	(356)	(1,596)	(173)	-	(2,039)	(11,529)
Transfers between Divisions and (to) from General Account	(7,563)	(1,509)	(5,761)	38,957	16	(5,742)	17,721
Net increase (decrease) in net assets resulting from capital transactions	88,126	9,920	55,334	40,229	16	121,894	178,806

Total increase (decrease)	85,321	12,065	56,491	40,094	16	132,659	173,378
NET ASSETS, at beginning of the year	33,993	17,458	26,982	11,997	-	95,497	-
NET ASSETS, at end of the year	$119,314	$29,523	$83,473	$52,091	$16	$228,156	$173,378

See Notes to Financial Statements

F-29

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
	(Class III)
Investment income
Dividends	$4,292	$2,351	$555	$-	$2,195	$1,371	$2,435
Expenses
Mortality and expense risk charge and administrative expense charges	1,616	225	229	-	371	537	175
Net investment income (loss)	2,676	2,126	326	-	1,824	834	2,260
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,016	(23)	6,723	-	248	569	(100)
Realized gain distribution	14,280	-	1,313	-	1,716	6,679	-
Realized gain (loss)	20,296	(23)	8,036	-	1,964	7,248	(100)
Change in net unrealized appreciation (depreciation) of investments	2,384	(3,509)	3,735	5	(1,916)	(1,698)	(3,384)
Net gain (loss) on investments	22,680	(3,532)	11,771	5	48	5,550	(3,484)
Net increase (decrease) in net assets resulting from operations	25,356	(1,406)	12,097	5	1,872	6,384	(1,224)
Capital transactions:
Transfers of net premiums	70,976	153,669	156,790	-	5,464	11,817	85,844
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(29)	(4)	-	-	(1)	-	34
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(3,806)	(1,370)	(3,121)	-	(1,584)	(2,397)	(757)

Transfers between Divisions and (to) from General Account	(24,373)	(22,277)	(70,152)	4,455	4,170	3,239	-
Net increase (decrease) in net assets resulting from capital transactions	42,768	130,018	83,517	4,455	8,049	12,659	85,121
Total increase (decrease)	68,124	128,612	95,614	4,460	9,921	19,043	83,897
NET ASSETS, at beginning of the year	247,149	-	83,271	-	57,786	80,818	16,648
NET ASSETS, at end of the year	$315,273	$128,612	$178,885	$4,460	$67,707	$99,861	$100,545

See Notes to Financial Statements

F-30

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Investment income
Dividends	$52,263	$365	$4,518	$12,296	$177,856	$881	$4,943
Expenses
Mortality and expense risk charge and administrative expense charges	18,605	16	42	566	438,557	17	1,102
Net investment income (loss)	33,658	349	4,476	11,730	(260,701)	864	3,841
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(68,029)	4	141	(37)	3,782,939	348	8,980
Realized gain distribution	122,492	-	-	-	11,358,004	-	-
Realized gain (loss)	54,463	4	141	(37)	15,140,943	348	8,980
Change in net unrealized appreciation (depreciation) of investments	362,076	(28)	(7,230)	(16,224)	10,956,758	(5,603)	28,198
Net gain (loss) on investments	416,539	(24)	(7,089)	(16,261)	26,097,701	(5,255)	37,178
Net increase (decrease) in net assets resulting from operations	450,197	325	(2,613)	(4,531)	25,837,000	(4,391)	41,019
Capital transactions:
Transfers of net premiums	90,364	-	195,989	570,635	2,053,280	137,433	142,877
Transfers due to death benefits	(28,015)	-	-	-	(415,768)	-	-
Transfers due to withdrawal of funds	(86,209)	1	(136)	117	(2,625,169)	(200)	156
Transfers due to policy loans, net of repayments	(35,826)	-	-	-	(1,312,179)	-	-
Transfers due to charges for administrative and insurance costs	(89,840)	(65)	(8,742)	(5,150)	(2,382,069)	(6,940)	(3,666)
Transfers between Divisions and (to) from General Account	(254,916)	562	11,010	(3,013)	438,295	5,324	(15,573)
Net increase (decrease) in net assets resulting from capital transactions	(404,442)	498	198,121	562,589	(4,243,610)	135,617	123,794

Total increase (decrease)	45,755	823	195,508	558,058	21,593,390	131,226	164,813
NET ASSETS, at beginning of the year	4,568,445	3,976	-	37,387	79,541,615	-	291,990
NET ASSETS, at end of the year	$4,614,200	$4,799	$195,508	$595,445	$101,135,005	$131,226	$456,803

See Notes to Financial Statements

F-31

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$116	$3,238	$8,099	$3,872	$22,354	$1,262	$9,409
Expenses
Mortality and expense risk charge and administrative expense charges	15	1,277	1,353	739	5,550	337	2,510
Net investment income (loss)	101	1,961	6,746	3,133	16,804	925	6,899
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	20	49,582	5,874	8,108	107,828	3,119	47,541
Realized gain distribution	115	160	826	2,455	16,614	1,371	6,438
Realized gain (loss)	135	49,742	6,700	10,563	124,442	4,490	53,979
Change in net unrealized appreciation (depreciation) of investments	41	(14,091)	15,334	3,188	(17,657)	3,797	459
Net gain (loss) on investments	176	35,651	22,034	13,751	106,785	8,287	54,438
Net increase (decrease) in net assets resulting from operations	277	37,612	28,780	16,884	123,589	9,212	61,337
Capital transactions:
Transfers of net premiums	-	104,983	94,496	75,425	1,430,608	30,783	578,414
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	2	2	(2)	9	-	5
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(58)	(3,379)	(4,693)	(2,074)	(39,042)	(789)	(17,841)

Transfers between Divisions and (to) from General Account	3,551	(298,216)	80,480	(12,840)	(332,083)	4,432	(28,686)
Net increase (decrease) in net assets resulting from capital transactions	3,493	(196,610)	170,285	60,509	1,059,492	34,426	531,892
Total increase (decrease)	3,770	(158,998)	199,065	77,393	1,183,081	43,638	593,229
NET ASSETS, at beginning of the year	377	243,367	183,741	145,691	558,221	63,127	221,174
NET ASSETS, at end of the year	$4,147	$84,369	$382,806	$223,084	$1,741,302	$106,765	$814,403

See Notes to Financial Statements

F-32

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,767	$2,890	$20	$11,942	$-	$-	$37,111
Expenses
Mortality and expense risk charge and administrative expense charges	504	788	6	502	2,847	23	12,119
Net investment income (loss)	1,263	2,102	14	11,440	(2,847)	(23)	24,992
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,183	2,228	136	4,057	54,799	147	156,145
Realized gain distribution	2,100	3,380	18	241	156,092	-	2,074
Realized gain (loss)	8,283	5,608	154	4,298	210,891	147	158,219
Change in net unrealized appreciation (depreciation) of investments	4,887	14,231	16	(20,113)	(60,399)	(4,035)	382,754
Net gain (loss) on investments	13,170	19,839	170	(15,815)	150,492	(3,888)	540,973
Net increase (decrease) in net assets resulting from operations	14,433	21,941	184	(4,375)	147,645	(3,911)	565,965
Capital transactions:
Transfers of net premiums	50,646	79,358	544	39,434	242,763	77,688	1,343,120
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	-	-	(2)	23	(13)	681
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,173)	(3,393)	(15)	(1,749)	(13,448)	(3,086)	(41,412)
Transfers between Divisions and (to) from General Account	37	55,020	(876)	312,458	(74,857)	3,842	422,421
Net increase (decrease) in net assets resulting from capital transactions	49,510	130,985	(347)	350,141	154,481	78,431	1,724,810

Total increase (decrease)	63,943	152,926	(163)	345,766	302,126	74,520	2,290,775
NET ASSETS, at beginning of the year	88,839	104,363	2,042	45,239	452,184	-	1,359,985
NET ASSETS, at end of the year	$152,782	$257,289	$1,879	$391,005	$754,310	$74,520	$3,650,760

See Notes to Financial Statements

F-33

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
						Fidelity®	Fidelity®
	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
	Division	Division	Division	Division	Division	Division	Division
	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Investment income
Dividends	$2,736	$11,054	$2,128	$437	$1,509	$851	$3,416
Expenses
Mortality and expense risk charge and administrative expense charges	28	993	622	5	64	7	114
Net investment income (loss)	2,708	10,061	1,506	432	1,445	844	3,302
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	69	(858)	5,682	36	1	38	2,458
Realized gain distribution	-	-	5,991	-	-	-	-
Realized gain (loss)	69	(858)	11,673	36	1	38	2,458
Change in net unrealized appreciation (depreciation) of investments	(8,995)	(3,520)	(8,294)	(91)	(2,785)	(1,105)	7,958
Net gain (loss) on investments	(8,926)	(4,378)	3,379	(55)	(2,784)	(1,067)	10,416
Net increase (decrease) in net assets resulting from operations	(6,218)	5,683	4,885	377	(1,339)	(223)	13,718
Capital transactions:
Transfers of net premiums	203,803	248,439	54,827	17,004	1,491	36,537	480,232
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(273)	39	269	(1)	-	(123)	(91)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	(7,382)
Transfers due to charges for administrative and insurance costs	(12,353)	(4,880)	(2,226)	(793)	(34)	(3,244)	(54,657)
Transfers between Divisions and (to) from General Account	12,567	(11,768)	(35,860)	577	42,217	(28)	30,152
Net increase (decrease) in net assets resulting from capital transactions	203,744	231,830	17,010	16,787	43,674	33,142	448,254

Total increase (decrease)	197,526	237,513	21,895	17,164	42,335	32,919	461,972
NET ASSETS, at beginning of the year	-	239,090	105,862	-	-	-	-
NET ASSETS, at end of the year	$197,526	$476,603	$127,757	$17,164	$42,335	$32,919	$461,972

See Notes to Financial Statements

F-34

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$41,111	$-	$59	$7,246	$-	$2,416	$-
Expenses
Mortality and expense risk charge and administrative expense charges	19,140	146	7	449	20	988	33,714
Net investment income (loss)	21,971	(146)	52	6,797	(20)	1,428	(33,714)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(129,734)	42	195	3,018	24	(3,056)	12,857
Realized gain distribution	101,612	-	-	8,430	701	13,813	668,592
Realized gain (loss)	(28,122)	42	195	11,448	725	10,757	681,449
Change in net unrealized appreciation (depreciation) of investments	472,974	1,462	(7)	(27,787)	(3,838)	12,471	1,604,230
Net gain (loss) on investments	444,852	1,504	188	(16,339)	(3,113)	23,228	2,285,679
Net increase (decrease) in net assets resulting from operations	466,823	1,358	240	(9,542)	(3,133)	24,656	2,251,965
Capital transactions:
Transfers of net premiums	173,154	144,575	-	231,321	-	6,993	129,194
Transfers due to death benefits	(16,517)	-	-	-	-	-	(94,643)
Transfers due to withdrawal of funds	(192,328)	-	-	4	(1,548)	(3)	(99,082)
Transfers due to policy loans, net of repayments	(36,546)	-	-	-	-	-	(87,306)
Transfers due to charges for administrative and insurance costs	(138,214)	(1,945)	(30)	(3,531)	(130)	(1,655)	(208,949)
Transfers between Divisions and (to) from General Account	78,196	-	(209)	(19,152)	62,526	(152,069)	(7,028)
Net increase (decrease) in net assets resulting from capital transactions	(132,255)	142,630	(239)	208,642	60,848	(146,734)	(367,814)

Total increase (decrease)	334,568	143,988	1	199,100	57,715	(122,078)	1,884,151
NET ASSETS, at beginning of the year	4,355,256	-	409	47,304	5,342	364,780	7,220,406
NET ASSETS, at end of the year	$4,689,824	$143,988	$410	$246,404	$63,057	$242,702	$9,104,557

See Notes to Financial Statements

F-35

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$26,135	$-	$103,243	$-	$19,653	$-	$3,670
Expenses
Mortality and expense risk charge and administrative expense charges	16,197	309,515	11,867	287,416	3,388	301,898	223
Net investment income (loss)	9,938	(309,515)	91,376	(287,416)	16,265	(301,898)	3,447
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(73,254)	905	(45,322)	421,984	(971)	1,271,238	(99)
Realized gain distribution	268,025	-	-	-	41,830	3,612,347	-
Realized gain (loss)	194,771	905	(45,322)	421,984	40,859	4,883,585	(99)
Change in net unrealized appreciation (depreciation) of investments	(294,419)	19,401,157	26,020	12,415,830	39,723	4,223,565	(8,489)
Net gain (loss) on investments	(99,648)	19,402,062	(19,302)	12,837,814	80,582	9,107,150	(8,588)
Net increase (decrease) in net assets resulting from operations	(89,710)	19,092,547	72,074	12,550,398	96,847	8,805,252	(5,141)
Capital transactions:
Transfers of net premiums	333,080	1,474,276	126,102	1,532,758	391,249	1,658,351	144,576
Transfers due to death benefits	(14,339)	(708,201)	(4,920)	(166,432)	-	(648,908)	-
Transfers due to withdrawal of funds	(231,947)	(2,580,434)	(86,016)	(2,081,795)	(7,506)	(2,160,200)	(1)
Transfers due to policy loans, net of repayments	(41,416)	(903,111)	(19,494)	(1,058,593)	(17,986)	(897,599)	-
Transfers due to charges for administrative and insurance costs	(157,570)	(1,797,335)	(104,496)	(1,522,215)	(38,466)	(1,742,852)	(2,075)
Transfers between Divisions and (to) from General Account	(81,643)	20,493	39,056	402,599	(46,288)	425,189	(10,044)
Net increase (decrease) in net assets resulting from capital transactions	(193,835)	(4,494,312)	(49,768)	(2,893,678)	281,003	(3,366,019)	132,456

Total increase (decrease)	(283,545)	14,598,235	22,306	9,656,720	377,850	5,439,233	127,315
NET ASSETS, at beginning of the year	4,056,404	58,605,516	2,790,568	54,170,282	736,838	57,370,793	10,603
NET ASSETS, at end of the year	$3,772,859	$73,203,751	$2,812,874	$63,827,002	$1,114,688	$62,810,026	$137,918

See Notes to Financial Statements

F-36

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$220,284	$15	$-	$-	$266	$-	$81,187
Expenses
Mortality and expense risk charge and administrative expense charges	31,384	2	5,828	84,697	643	8,781	21,897
Net investment income (loss)	188,900	13	(5,828)	(84,697)	(377)	(8,781)	59,290
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(167,820)	-	8,522	(513,998)	(430)	(229,273)	182,385
Realized gain distribution	-	-	-	1,851,236	9,409	78,611	-
Realized gain (loss)	(167,820)	-	8,522	1,337,238	8,979	(150,662)	182,385
Change in net unrealized appreciation (depreciation) of investments	161,748	-	38,115	2,501,347	16,503	669,832	380,083
Net gain (loss) on investments	(6,072)	-	46,637	3,838,585	25,482	519,170	562,468
Net increase (decrease) in net assets resulting from operations	182,828	13	40,809	3,753,888	25,105	510,389	621,758
Capital transactions:
Transfers of net premiums	355,629	13	19,287	394,143	64,639	53,496	86,643
Transfers due to death benefits	(27,234)	-	-	(18,436)	-	-	(39,727)
Transfers due to withdrawal of funds	(135,921)	-	(11,319)	(453,695)	(932)	(52,622)	(153,273)
Transfers due to policy loans, net of repayments	(82,945)	-	(27,403)	(242,777)	-	(25,965)	(21,616)
Transfers due to charges for administrative and insurance costs	(313,071)	(3)	(36,262)	(365,694)	(2,112)	(75,571)	(143,272)
Transfers between Divisions and (to) from General Account	(95,282)	5,552	134,281	(78,348)	62,508	(209,144)	(13,887)
Net increase (decrease) in net assets resulting from capital transactions	(298,824)	5,562	78,584	(764,807)	124,103	(309,806)	(285,132)

Total increase (decrease)	(115,996)	5,575	119,393	2,989,081	149,208	200,583	336,626
NET ASSETS, at beginning of the year	7,309,937	-	1,067,398	16,562,652	123,550	1,756,161	4,298,841
NET ASSETS, at end of the year	$7,193,941	$5,575	$1,186,791	$19,551,733	$272,758	$1,956,744	$4,635,467

See Notes to Financial Statements

F-37

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$26,848	$115,449	$-	$-	$402,319	$1,878	$3,451
Expenses
Mortality and expense risk charge and administrative expense charges	109,874	68,935	32	336	146,757	58	530
Net investment income (loss)	(83,026)	46,514	(32)	(336)	255,562	1,820	2,921
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	794,034	543,506	11	25,691	270,167	13	387
Realized gain distribution	1,401,369	485,065	-	9,842	-	-	-
Realized gain (loss)	2,195,403	1,028,571	11	35,533	270,167	13	387
Change in net unrealized appreciation (depreciation) of investments	3,854,722	2,000,408	2,885	(1,165)	3,038,263	(2,177)	(2,760)
Net gain (loss) on investments	6,050,125	3,028,979	2,896	34,368	3,308,430	(2,164)	(2,373)
Net increase (decrease) in net assets resulting from operations	5,967,099	3,075,493	2,864	34,032	3,563,992	(344)	548
Capital transactions:
Transfers of net premiums	381,371	331,030	114,143	143,044	811,456	57,830	88,261
Transfers due to death benefits	(41,154)	(82,423)	-	-	(142,921)	-	-
Transfers due to withdrawal of funds	(679,473)	(292,982)	(120)	(1)	(858,474)	-	(1)
Transfers due to policy loans, net of repayments	(305,727)	(253,315)	-	-	(449,044)	-	-
Transfers due to charges for administrative and insurance costs	(536,728)	(309,595)	(5,780)	(2,173)	(958,895)	(777)	(1,476)
Transfers between Divisions and (to) from General Account	(706,984)	29,489	5,722	(167,278)	(77,656)	-	(1,634)
Net increase (decrease) in net assets resulting from capital transactions	(1,888,695)	(577,796)	113,965	(26,408)	(1,675,534)	57,053	85,150

Total increase (decrease)	4,078,404	2,497,697	116,829	7,624	1,888,458	56,709	85,698
NET ASSETS, at beginning of the year	22,328,419	13,534,621	-	151,581	28,872,205	-	148,900
NET ASSETS, at end of the year	$26,406,823	$16,032,318	$116,829	$159,205	$30,760,663	$56,709	$234,598

See Notes to Financial Statements

F-38

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$81,354	$1	$2,473	$-	$-	$438	$697
Expenses
Mortality and expense risk charge and administrative expense charges	11,944	-	226	-	628	129	111
Net investment income (loss)	69,410	1	2,247	-	(628)	309	586
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	94,317	-	220	-	2,069	38	(568)
Realized gain distribution	159,367	2	-	-	4,184	1,647	-
Realized gain (loss)	253,684	2	220	-	6,253	1,685	(568)
Change in net unrealized appreciation (depreciation) of investments	(84,218)	(4)	1,448	(165)	30,571	4,082	(222)
Net gain (loss) on investments	169,466	(2)	1,668	(165)	36,824	5,767	(790)
Net increase (decrease) in net assets resulting from operations	238,876	(1)	3,915	(165)	36,196	6,076	(204)
Capital transactions:
Transfers of net premiums	71,703	96	5,180	12,000	5,140	52,633	2,163
Transfers due to death benefits	(32,697)	-	-	-	-	-	-
Transfers due to withdrawal of funds	(256,308)	-	-	-	-	(1)	-
Transfers due to policy loans, net of repayments	(17,110)	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(84,835)	(28)	(1,687)	(76)	(2,197)	(571)	(559)
Transfers between Divisions and (to) from General Account	44,857	-	(6,410)	-	231,320	5,538	25,057
Net increase (decrease) in net assets resulting from capital transactions	(274,390)	68	(2,917)	11,924	234,263	57,599	26,661

Total increase (decrease)	(35,514)	67	998	11,759	270,459	63,675	26,457
NET ASSETS, at beginning of the year	2,807,129	-	112,021	-	33,702	33,180	12,038
NET ASSETS, at end of the year	$2,771,615	$67	$113,019	$11,759	$304,161	$96,855	$38,495

See Notes to Financial Statements

F-39

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$710	$1,452	$2,996	$-	$15,387	$1,616
Expenses
Mortality and expense risk charge and administrative expense charges	70	276	808	881	6,545	3,108	529
Net investment income (loss)	(70)	434	644	2,115	(6,545)	12,279	1,087
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	320	6,624	366	9,617	(40,481)	1,727	297
Realized gain distribution	1,508	2,291	14,774	10,103	-	69,689	2,586
Realized gain (loss)	1,828	8,915	15,140	19,720	(40,481)	71,416	2,883
Change in net unrealized appreciation (depreciation) of investments	3,612	(3,449)	21,163	9,298	128,517	(551)	2,320
Net gain (loss) on investments	5,440	5,466	36,303	29,018	88,036	70,865	5,203
Net increase (decrease) in net assets resulting from operations	5,370	5,900	36,947	31,133	81,491	83,144	6,290
Capital transactions:
Transfers of net premiums	1	59,221	4,035	113,614	25,145	311,593	408,110
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	-	(14,136)	(6)	(31,320)	3	(737)
Transfers due to policy loans, net of repayments	-	-	(779)	-	(8,137)	-	-
Transfers due to charges for administrative and insurance costs	(291)	(770)	(11,299)	(4,959)	(34,994)	(6,236)	(29,625)
Transfers between Divisions and (to) from General Account	1,747	(79,220)	244	(25,997)	(1,151)	(5,103)	29,295

Net increase (decrease) in net assets resulting from capital transactions	1,457	(20,769)	(21,935)	82,652	(50,457)	300,257	407,043
Total increase (decrease)	6,827	(14,869)	15,012	113,785	31,034	383,401	413,333
NET ASSETS, at beginning of the year	15,873	66,456	199,939	166,515	1,319,477	611,859	86,393
NET ASSETS, at end of the year	$22,700	$51,587	$214,951	$280,300	$1,350,511	$995,260	$499,726

See Notes to Financial Statements

F-40

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$383	$-	$1,424	$387,649	$-	$394	$628
Expenses
Mortality and expense risk charge and administrative expense charges	15	477	154	88,903	32,912	44	177
Net investment income (loss)	368	(477)	1,270	298,746	(32,912)	350	451
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	264	31,001	2,504	(171,568)	110,321	1,240	(77)
Realized gain distribution	360	40,525	-	193,552	578,233	-	-
Realized gain (loss)	624	71,526	2,504	21,984	688,554	1,240	(77)
Change in net unrealized appreciation (depreciation) of investments	(116)	75,930	(336)	2,357,247	1,629,011	(1,572)	(3,981)
Net gain (loss) on investments	508	147,456	2,168	2,379,231	2,317,565	(332)	(4,058)
Net increase (decrease) in net assets resulting from operations	876	146,979	3,438	2,677,977	2,284,653	18	(3,607)
Capital transactions:
Transfers of net premiums	37,994	226,085	53,731	651,628	406,377	96	215,703
Transfers due to death benefits	-	-	-	(117,362)	(72,778)	-	-
Transfers due to withdrawal of funds	(488)	(447)	(665)	(606,402)	(236,256)	-	93
Transfers due to policy loans, net of repayments	-	(7,270)	-	(224,399)	(17,100)	-	-
Transfers due to charges for administrative and insurance costs	(7,602)	(32,157)	(14,431)	(834,608)	(202,825)	(94)	(999)
Transfers between Divisions and (to) from General Account	4,125	139,723	87,722	69,364	365,987	(4,095)	-
Net increase (decrease) in net assets resulting from capital transactions	34,029	325,934	126,357	(1,061,779)	243,405	(4,093)	214,797

Total increase (decrease)	34,905	472,913	129,795	1,616,198	2,528,058	(4,075)	211,190
NET ASSETS, at beginning of the year	-	308,298	8,320	19,502,262	6,421,821	21,961	8,059
NET ASSETS, at end of the year	$34,905	$781,211	$138,115	$21,118,460	$8,949,879	$17,886	$219,249

See Notes to Financial Statements

F-41

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
			(Class II)	(Class III)
Investment income
Dividends	$913,855	$955	$702,243	$3,313	$1	$7,296	$102
Expenses
Mortality and expense risk charge and administrative expense charges	228,447	550	282,179	226	93	812	44
Net investment income (loss)	685,408	405	420,064	3,087	(92)	6,484	58
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,025,902	2,277	3,300,427	1,782	1,281	150	14
Realized gain distribution	486,721	3,116	1,920,897	8,150	3	-	1,192
Realized gain (loss)	1,512,623	5,393	5,221,324	9,932	1,284	150	1,206
Change in net unrealized appreciation (depreciation) of investments	5,564,810	(3,242)	7,897,888	3,615	42	(10,939)	1,571
Net gain (loss) on investments	7,077,433	2,151	13,119,212	13,547	1,326	(10,789)	2,777
Net increase (decrease) in net assets resulting from operations	7,762,841	2,556	13,539,276	16,634	1,234	(4,305)	2,835
Capital transactions:
Transfers of net premiums	1,519,074	22,258	1,065,469	1,153,275	1,406	196,985	62,789
Transfers due to death benefits	(357,257)	-	(3,889,321)	-	-	-	-
Transfers due to withdrawal of funds	(1,919,283)	(1)	(1,911,002)	73	(1)	1	(49)
Transfers due to policy loans, net of repayments	(568,736)	-	(836,727)	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,617,422)	(3,216)	(1,434,254)	(94,991)	(959)	(4,255)	(3,286)
Transfers between Divisions and (to) from General Account	553,405	193,597	736,715	109,009	(61,269)	12,173	(10,610)
Net increase (decrease) in net assets resulting from capital transactions	(2,390,219)	212,638	(6,269,120)	1,167,366	(60,823)	204,904	48,844

Total increase (decrease)	5,372,622	215,194	7,270,156	1,184,000	(59,589)	200,599	51,679
NET ASSETS, at beginning of the year	42,224,713	87,052	59,220,858	-	60,558	89,474	-
NET ASSETS, at end of the year	$47,597,335	$302,246	$66,491,014	$1,184,000	$969	$290,073	$51,679

See Notes to Financial Statements

F-42

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
		(Service Class I)	(Class II)
Investment income
Dividends	$8	$148	$34	$10,781	$144	$1,436	$69,016
Expenses
Mortality and expense risk charge and administrative expense charges	3	33	2	1,778	5	265	7,487
Net investment income (loss)	5	115	32	9,003	139	1,171	61,529
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(8)	85	(2)	(805)	(7)	(2,698)	(46,499)
Realized gain distribution	65	927	171	429	-	8,994	-
Realized gain (loss)	57	1,012	169	(376)	(7)	6,296	(46,499)
Change in net unrealized appreciation (depreciation) of investments	(677)	(273)	(155)	32,204	(41)	264	18,187
Net gain (loss) on investments	(620)	739	14	31,828	(48)	6,560	(28,312)
Net increase (decrease) in net assets resulting from operations	(615)	854	46	40,831	91	7,731	33,217
Capital transactions:
Transfers of net premiums	11,115	-	4,049	462,513	7,809	28,651	165,398
Transfers due to death benefits	-	-	-	-	-	-	(46,808)
Transfers due to withdrawal of funds	(29)	(1)	22	(587)	(9)	(417)	(62,502)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	(38,550)
Transfers due to charges for administrative and insurance costs	(870)	(105)	(465)	(31,539)	(1,659)	(9,309)	(120,354)
Transfers between Divisions and (to) from General Account	5,197	(624)	67	111,408	2,039	(14,716)	61,989
Net increase (decrease) in net assets resulting from capital transactions	15,413	(730)	3,673	541,795	8,180	4,209	(40,827)

Total increase (decrease)	14,798	124	3,719	582,626	8,271	11,940	(7,610)
NET ASSETS, at beginning of the year	-	16,319	-	234,861	-	67,514	1,525,020
NET ASSETS, at end of the year	$14,798	$16,443	$3,719	$817,487	$8,271	$79,454	$1,517,410

See Notes to Financial Statements

F-43

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$60	$497	$1,632	$-	$397,677	$11,209	$-
Expenses
Mortality and expense risk charge and administrative expense charges	2	5	39	633	37,096	6,671	786
Net investment income (loss)	58	492	1,593	(633)	360,581	4,538	(786)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(7)	(865)	617	33,778	(126,982)	19,158	1,856
Realized gain distribution	-	81	401	11,602	-	59,349	9,032
Realized gain (loss)	(7)	(784)	1,018	45,380	(126,982)	78,507	10,888
Change in net unrealized appreciation (depreciation) of investments	(249)	(237)	1,599	1,990	44,603	165,649	6,409
Net gain (loss) on investments	(256)	(1,021)	2,617	47,370	(82,379)	244,156	17,297
Net increase (decrease) in net assets resulting from operations	(198)	(529)	4,210	46,737	278,202	248,694	16,511
Capital transactions:
Transfers of net premiums	6,758	13,937	97,581	163,542	374,196	56,095	138,293
Transfers due to death benefits	-	-	-	-	(42,834)	(18,250)	-
Transfers due to withdrawal of funds	(9)	(37)	(620)	(932)	(306,915)	(87,059)	117
Transfers due to policy loans, net of repayments	-	(14,890)	-	-	(54,854)	(18,137)	-
Transfers due to charges for administrative and insurance costs	(1,493)	(3,694)	(16,791)	(12,268)	(397,841)	(82,134)	(8,373)
Transfers between Divisions and (to) from General Account	48	26,519	19,742	17,157	386,673	16,654	(45,134)
Net increase (decrease) in net assets resulting from capital transactions	5,304	21,835	99,912	167,499	(41,575)	(132,831)	84,903

Total increase (decrease)	5,106	21,306	104,122	214,236	236,627	115,863	101,414
NET ASSETS, at beginning of the year	-	-	-	85,949	8,414,738	1,783,242	177,385
NET ASSETS, at end of the year	$5,106	$21,306	$104,122	$300,185	$8,651,365	$1,899,105	$278,799

See Notes to Financial Statements

F-44

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
			MML
	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$2,695	$64	$1,073	$-	$3,640	$84	$1,162
Expenses
Mortality and expense risk charge and administrative expense charges	525	144	109	78,207	35,401	3	241
Net investment income (loss)	2,170	(80)	964	(78,207)	(31,761)	81	921
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(9,925)	(168)	22	261,326	(231,754)	11	30
Realized gain distribution	5,467	-	-	1,095,947	-	-	8,808
Realized gain (loss)	(4,458)	(168)	22	1,357,273	(231,754)	11	8,838
Change in net unrealized appreciation (depreciation) of investments	7,132	3,453	466	780,745	969,748	(172)	1,016
Net gain (loss) on investments	2,674	3,285	488	2,138,018	737,994	(161)	9,854
Net increase (decrease) in net assets resulting from operations	4,844	3,205	1,452	2,059,811	706,233	(80)	10,775
Capital transactions:
Transfers of net premiums	191,371	5,538	11,153	418,482	413,365	9,708	60,340
Transfers due to death benefits	-	-	-	(223,816)	(48,912)	-	-
Transfers due to withdrawal of funds	(43)	-	(56)	(646,160)	(312,902)	(26)	(46)
Transfers due to policy loans, net of repayments	-	-	-	(299,569)	(94,773)	-	-
Transfers due to charges for administrative and insurance costs	(6,347)	(2,012)	(1,925)	(426,677)	(203,983)	(1,014)	(4,666)
Transfers between Divisions and (to) from General Account	(46,438)	(53,817)	2,165	228,554	(171,809)	-	113,956
Net increase (decrease) in net assets resulting from capital transactions	138,543	(50,291)	11,337	(949,186)	(419,014)	8,668	169,584

Total increase (decrease)	143,387	(47,086)	12,789	1,110,625	287,219	8,588	180,359
NET ASSETS, at beginning of the year	86,007	54,076	20,678	16,842,706	7,815,423	-	-
NET ASSETS, at end of the year	$229,394	$6,990	$33,467	$17,953,331	$8,102,642	$8,588	$180,359

See Notes to Financial Statements

F-45

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,203	$860	$2,100	$612,326	$2,051	$2,605	$3,817
Expenses
Mortality and expense risk charge and administrative expense charges	524	214	471	54,204	257	221	192
Net investment income (loss)	679	646	1,629	558,122	1,794	2,384	3,625
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1)	(18)	6,426	-	(62)	(83)	147
Realized gain distribution	-	4,118	-	-	-	-	-
Realized gain (loss)	(1)	4,100	6,426	-	(62)	(83)	147
Change in net unrealized appreciation (depreciation) of investments	(17,210)	775	(678)	-	1,692	(2,886)	62
Net gain (loss) on investments	(17,211)	4,875	5,748	-	1,630	(2,969)	209
Net increase (decrease) in net assets resulting from operations	(16,532)	5,521	7,377	558,122	3,424	(585)	3,834
Capital transactions:
Transfers of net premiums	343,114	117,648	22,932	1,755,504	250,391	5,044	35,744
Transfers due to death benefits	-	-	-	(1,421,682)	-	-	-
Transfers due to withdrawal of funds	(11)	-	(4)	(3,606,363)	144	(1)	9
Transfers due to policy loans, net of repayments	-	-	-	(63,307)	-	-	-
Transfers due to charges for administrative and insurance costs	(4,831)	(1,973)	(2,170)	(855,240)	(2,317)	(1,977)	(3,664)
Transfers between Divisions and (to) from General Account	48	2,126	3,682	891,454	-	-	1,668
Net increase (decrease) in net assets resulting from capital transactions	338,320	117,801	24,440	(3,299,634)	248,218	3,066	33,757

Total increase (decrease)	321,788	123,322	31,817	(2,741,512)	251,642	2,481	37,591
NET ASSETS, at beginning of the year	12,640	-	32,192	13,469,550	-	72,553	52,173
NET ASSETS, at end of the year	$334,428	$123,322	$64,009	$10,728,038	$251,642	$75,034	$89,764

See Notes to Financial Statements

F-46

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$120	$115	$2,562	$-	$-	$141,122	$74
Expenses
Mortality and expense risk charge and administrative expense charges	2	14	186	43	29,229	34,550	8
Net investment income (loss)	118	101	2,376	(43)	(29,229)	106,572	66
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	14	(20)	(27)	1	584,661	1,150	2
Realized gain distribution	-	-	-	-	281,509	507,449	-
Realized gain (loss)	14	(20)	(27)	1	866,170	508,599	2
Change in net unrealized appreciation (depreciation) of investments	(94)	(4)	(1,940)	(1,535)	1,043,617	182,286	9
Net gain (loss) on investments	(80)	(24)	(1,967)	(1,534)	1,909,787	690,885	11
Net increase (decrease) in net assets resulting from operations	38	77	409	(1,577)	1,880,558	797,457	77
Capital transactions:
Transfers of net premiums	8,843	2	86,746	2,435	69,303	217,337	644
Transfers due to death benefits	-	-	-	-	(39,200)	(28,870)	-
Transfers due to withdrawal of funds	(10)	-	(1)	-	(179,984)	(259,184)	-
Transfers due to policy loans, net of repayments	-	-	-	-	(27,438)	(79,211)	-
Transfers due to charges for administrative and insurance costs	(2,004)	(27)	(1,340)	(58)	(172,001)	(308,537)	(14)
Transfers between Divisions and (to) from General Account	223	172	6,318	125,597	(389,437)	128,404	897
Net increase (decrease) in net assets resulting from capital transactions	7,052	147	91,723	127,974	(738,757)	(330,061)	1,527

Total increase (decrease)	7,090	224	92,132	126,397	1,141,801	467,396	1,604
NET ASSETS, at beginning of the year	-	4,479	24,086	-	5,839,884	7,337,651	967
NET ASSETS, at end of the year	$7,090	$4,703	$116,218	$126,397	$6,981,685	$7,805,047	$2,571

See Notes to Financial Statements

F-47

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$110,200	$-	$1,726	$3,455	$2,379	$1,666
Expenses
Mortality and expense risk charge and administrative expense charges	297,382	19,538	42	457	932	1,262	636
Net investment income (loss)	(297,382)	90,662	(42)	1,269	2,523	1,117	1,030
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	543,015	27,541	1	102	2,804	75	10,791
Realized gain distribution	5,665,107	-	-	1,193	7,474	4,349	6,023
Realized gain (loss)	6,208,122	27,541	1	1,295	10,278	4,424	16,814
Change in net unrealized appreciation (depreciation) of investments	(662,005)	(182,232)	(1,072)	(14,047)	6,955	15,510	(2,261)
Net gain (loss) on investments	5,546,117	(154,691)	(1,071)	(12,752)	17,233	19,934	14,553
Net increase (decrease) in net assets resulting from operations	5,248,735	(64,029)	(1,113)	(11,483)	19,756	21,051	15,583
Capital transactions:
Transfers of net premiums	1,153,427	137,858	4,071	48,182	69,894	88,676	20,554
Transfers due to death benefits	(555,007)	(32,759)	-	-	-	-	-
Transfers due to withdrawal of funds	(1,818,291)	(72,045)	-	-	-	(3)	(6)
Transfers due to policy loans, net of repayments	(920,219)	(40,187)	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,601,686)	(136,541)	(248)	(1,567)	(4,284)	(2,581)	(2,171)
Transfers between Divisions and (to) from General Account	(32,714)	(49,896)	-	676,717	20,863	-	(54,557)
Net increase (decrease) in net assets resulting from capital transactions	(3,774,490)	(193,570)	3,823	723,332	86,473	86,092	(36,180)

Total increase (decrease)	1,474,245	(257,599)	2,710	711,849	106,229	107,143	(20,597)
NET ASSETS, at beginning of the year	61,055,675	4,681,550	8,048	-	84,270	134,373	93,789
NET ASSETS, at end of the year	$62,529,920	$4,423,951	$10,758	$711,849	$190,499	$241,516	$73,192

See Notes to Financial Statements

F-48

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$13,860	$-	$156	$1,402	$-	1,330	2,930
Expenses
Mortality and expense risk charge and administrative expense charges	7,502	15	193	224	27	381	611
Net investment income (loss)	6,358	(15)	(37)	1,178	(27)	949	2,319
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3,122	169	3,724	596	633	439	1,246
Realized gain distribution	29,217	-	-	3,712	-	1,122	-
Realized gain (loss)	32,339	169	3,724	4,308	633	1,561	1,246
Change in net unrealized appreciation (depreciation) of investments	109,467	(679)	3,538	(1,608)	(3,978)	(8,177)	1,193
Net gain (loss) on investments	141,806	(510)	7,262	2,700	(3,345)	(6,616)	2,439
Net increase (decrease) in net assets resulting from operations	148,164	(525)	7,225	3,878	(3,372)	(5,667)	4,758
Capital transactions:
Transfers of net premiums	538,124	89,710	50,592	-	183,720	197,850	39,083
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	115	(99)	-	(1)	(268)	(35)	-
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(20,163)	(6,492)	(1,066)	(993)	(9,354)	(7,675)	(376)
Transfers between Divisions and (to) from General Account	1,062,652	11,348	(16,532)	(113,390)	23,218	14,234	(21,405)
Net increase (decrease) in net assets resulting from capital transactions	1,580,728	94,467	32,994	(114,384)	197,316	204,374	17,302

Total increase (decrease)	1,728,892	93,942	40,219	(110,506)	193,944	198,707	22,060
NET ASSETS, at beginning of the year	335,157	-	10,619	110,506	-	35,916	79,167
NET ASSETS, at end of the year	$2,064,049	$93,942	$50,838	$-	$193,944	234,623	101,227

See Notes to Financial Statements

F-49

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
Vest
US Large Cap
10% Buffer
Strategies V.I.
Division

Investment income
Dividends	$-
Expenses
Mortality and expense risk charge and administrative expense charges	6
Net investment income (loss)	(6)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	46
Realized gain distribution	409
Realized gain (loss)	455
Change in net unrealized appreciation (depreciation) of investments	(172)
Net gain (loss) on investments	283
Net increase (decrease) in net assets resulting from operations	277
Capital transactions:
Transfers of net premiums	19,445
Transfers due to death benefits	-
Transfers due to withdrawal of funds	(51)
Transfers due to policy loans, net of repayments	-
Transfers due to charges for administrative and insurance costs	(2,842)
Transfers between Divisions and (to) from General Account	16,308
Net increase (decrease) in net assets resulting from capital transactions	32,860
Total increase (decrease)	33,137
NET ASSETS, at beginning of the year	-
NET ASSETS, at end of the year	$33,137

See Notes to Financial Statements

F-50

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023

	American	American			American Funds	American Funds	American Funds
	Century	Century	American	American	Insurance Series®	Insurance Series®	Insurance Series®
	VP Capital	VP Disciplined	Century	Century	Asset	Asset	Capital World
	Appreciation	Core Value	VP International	VP Value	Allocation	Allocation	Growth and Income
	Division	Division	Division	Division	Division	Division	Division
					(Class 1)	(Class 2)
Investment income
Dividends	$-	$420,309	$1,401	$63,292	$544	$230,299	$1,137
Expenses
Mortality and expense risk charge and administrative expense charges	253	129,581	277	11,338	110	41,213	172
Net investment income (loss)	(253)	290,728	1,124	51,954	434	189,086	965
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	341	211,474	1,860	47,390	(13)	20,169	42
Realized gain distribution	156	-	-	205,533	841	390,568	-
Realized gain (loss)	497	211,474	1,860	252,923	828	410,737	42
Change in net unrealized appreciation (depreciation) of investments	16,009	1,677,990	5,972	(86,740)	926	762,745	6,845
Net gain (loss) on investments	16,506	1,889,464	7,832	166,183	1,754	1,173,482	6,887
Net increase (decrease) in net assets resulting from operations	16,253	2,180,192	8,956	218,137	2,188	1,362,568	7,852
Capital transactions:
Transfers of net premiums	15,457	900,652	104,343	89,703	-	377,206	-
Transfers due to death benefits	-	(141,182)	-	-	-	(806,463)	-
Transfers due to withdrawal of funds	(1)	(691,852)	-	(46,520)	-	(52,492)	-
Transfers due to policy loans, net of repayments	-	(175,164)	-	(35,176)	-	(56,472)	-
Transfers due to charges for administrative and insurance costs	(2,243)	(1,011,968)	(1,586)	(93,607)	(438)	(345,253)	(1,172)
Transfers between Divisions and (to) from General Account	110,255	103,762	(19,185)	111,029	21,849	174,635	57,872
Net increase (decrease) in net assets resulting from capital transactions	123,468	(1,015,752)	83,572	25,429	21,411	(708,839)	56,700

Total increase (decrease)	139,721	1,164,440	92,528	243,566	23,599	653,729	64,552
NET ASSETS, at beginning of the year	11,860	27,707,765	56,372	2,563,563	-	10,357,028	-
NET ASSETS, at end of the year	$151,581	$28,872,205	$148,900	$2,807,129	$23,599	$11,010,757	$64,552

See Notes to Financial Statements

F-51

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	American Funds		American Funds		American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	American Funds	Insurance Series®	Insurance Series®
	Global	Insurance Series®	International	Insurance Series®	The Bond	Washington	Black Rock
	Growth	Growth-Income	Growth and Income	New World	Fund of America	Mutual Investors	High Yield V.I.
	Division	Division	Division	Division	Division	Division	Division
		(Class 2)
Investment income
Dividends	$508	$149,440	$831	$271	$864	$181	$4,307
Expenses
Mortality and expense risk charge and administrative expense charges	224	46,351	117	86	57	38	291
Net investment income (loss)	284	103,089	714	185	807	143	4,016
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(161)	77,774	17	(20)	(48)	(36)	37
Realized gain distribution	2,758	567,586	-	-	-	123	-
Realized gain (loss)	2,597	645,360	17	(20)	(48)	87	37
Change in net unrealized appreciation (depreciation) of investments	5,014	1,722,595	1,418	1,897	73	1,214	3,529
Net gain (loss) on investments	7,611	2,367,955	1,435	1,877	25	1,301	3,566
Net increase (decrease) in net assets resulting from operations	7,895	2,471,044	2,149	2,062	832	1,444	7,582
Capital transactions:
Transfers of net premiums	13,667	249,545	7,455	2,508	9,537	-	12,977
Transfers due to death benefits	-	(253,510)	-	-	-	-	-
Transfers due to withdrawal of funds	-	(162,409)	(6)	-	(2)	-	26
Transfers due to policy loans, net of repayments	-	(84,118)	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(791)	(292,768)	(633)	(271)	(606)	(257)	(639)
Transfers between Divisions and (to) from General Account	18,367	37,958	25,028	1,441	13,388	10,810	34,660
Net increase (decrease) in net assets resulting from capital transactions	31,243	(505,302)	31,844	3,678	22,317	10,553	47,024

Total increase (decrease)	39,138	1,965,742	33,993	5,740	23,149	11,997	54,606
NET ASSETS, at beginning of the year	11,814	9,958,087	-	11,718	3,833	-	40,891
NET ASSETS, at end of the year	$50,952	$11,923,829	$33,993	$17,458	$26,982	$11,997	$95,497

See Notes to Financial Statements

F-52

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Black Rock	BNY Mellon	Delaware	Delaware VIP®	Delaware VIP®	DFA	DFA
	Small Cap	MidCap	Ivy VIP Science	Emerging	Small Cap	VA International	U.S. Targeted
	Index V.I.	Stock	and Technology	Markets	Value	Small	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,717	$337	$-	$989	$129	$1,709	$1,146
Expenses
Mortality and expense risk charge and administrative expense charges	908	123	7	159	45	304	412
Net investment income (loss)	809	214	(7)	830	84	1,405	734
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(279)	(452)	5	(581)	(180)	(11)	(48)
Realized gain distribution	4,028	1,977	354	-	865	-	5,100
Realized gain (loss)	3,749	1,525	359	(581)	685	(11)	5,052
Change in net unrealized appreciation (depreciation) of investments	16,066	4,756	2,285	9,452	1,110	4,945	6,915
Net gain (loss) on investments	19,815	6,281	2,644	8,871	1,795	4,934	11,967
Net increase (decrease) in net assets resulting from operations	20,624	6,495	2,637	9,701	1,879	6,339	12,701
Capital transactions:
Transfers of net premiums	101,242	4,671	7,981	3,497	22,850	2,877	1,628
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(2)	(4)	-	1	-	-	1
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(3,955)	(1,565)	(110)	(1,317)	(312)	(1,451)	(1,995)
Transfers between Divisions and (to) from General Account	7,747	73,674	23,194	33,737	1,053	7,504	8,478
Net increase (decrease) in net assets resulting from capital transactions	105,032	76,776	31,065	35,918	23,591	8,930	8,112

Total increase (decrease)	125,656	83,271	33,702	45,619	25,470	15,269	20,813
NET ASSETS, at beginning of the year	121,493	-	-	66,402	7,710	42,517	60,005
NET ASSETS, at end of the year	$247,149	$83,271	$33,702	$112,021	$33,180	$57,786	$80,818

See Notes to Financial Statements

F-53

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

			Eaton Vance			Fidelity®
	DFA	DWS	VT	Fidelity®	Fidelity®	VIP	Fidelity®
	VIT Inflation-	Small Cap	Floating-Rate	VIP	VIP	Extended	VIP
	Protected Securities	Index	Income	Bond Index	Contrafund®	Market Index	Freedom 2020
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$637	$46,947	$215	$691	$352,809	$3,082	$7
Expenses
Mortality and expense risk charge and administrative expense charges	96	17,344	8	73	331,613	509	1
Net investment income (loss)	541	29,603	207	618	21,196	2,573	6
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(435)	(100,066)	(1)	(14)	2,824,167	1,708	4
Realized gain distribution	-	100,639	-	-	2,545,957	-	-
Realized gain (loss)	(435)	573	(1)	(14)	5,370,124	1,708	4
Change in net unrealized appreciation (depreciation) of investments	417	623,835	57	250	14,819,555	26,007	19
Net gain (loss) on investments	(18)	624,408	56	236	20,189,679	27,715	23
Net increase (decrease) in net assets resulting from operations	523	654,011	263	854	20,210,875	30,288	29
Capital transactions:
Transfers of net premiums	362	99,231	1,329	4,971	1,668,747	12,527	170
Transfers due to death benefits	-	(11,865)	-	-	(582,924)	-	-
Transfers due to withdrawal of funds	-	(249,808)	1	(2)	(2,505,681)	(6)	-
Transfers due to policy loans, net of repayments	-	(16,708)	-	-	(1,017,912)	-	-
Transfers due to charges for administrative and insurance costs	(466)	(100,278)	(46)	(657)	(2,285,652)	(1,589)	(5)
Transfers between Divisions and (to) from General Account	(25)	118,370	2,429	32,221	647,944	96,597	183
Net increase (decrease) in net assets resulting from capital transactions	(129)	(161,058)	3,713	36,533	(4,075,478)	107,529	348

Total increase (decrease)	394	492,953	3,976	37,387	16,135,397	137,817	377
NET ASSETS, at beginning of the year	16,254	4,075,492	-	-	63,406,218	154,173	-
NET ASSETS, at end of the year	$16,648	$4,568,445	$3,976	$37,387	$79,541,615	$291,990	$377

See Notes to Financial Statements

F-54

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$5,409	$3,245	$2,395	$6,199	$772	$2,280	$1,061
Expenses
Mortality and expense risk charge and administrative expense charges	674	469	407	1,133	161	431	240
Net investment income (loss)	4,735	2,776	1,988	5,066	611	1,849	821
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(455)	(199)	13	3,007	1	1,513	(238)
Realized gain distribution	-	-	160	1,028	445	297	589
Realized gain (loss)	(455)	(199)	173	4,035	446	1,810	351
Change in net unrealized appreciation (depreciation) of investments	18,082	9,436	13,337	37,670	6,418	15,482	9,774
Net gain (loss) on investments	17,627	9,237	13,510	41,705	6,864	17,292	10,125
Net increase (decrease) in net assets resulting from operations	22,362	12,013	15,498	46,771	7,475	19,141	10,946
Capital transactions:
Transfers of net premiums	127,283	26,808	62,172	124,700	33,480	65,605	30,958
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	1	-	(1)	1	-	-	-
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(2,948)	(2,236)	(1,904)	(5,505)	(703)	(2,036)	(1,069)
Transfers between Divisions and to/from General Account	1,828	142,652	21,634	325,942	(565)	124,158	12,256
Net increase (decrease) in net assets resulting from capital transactions	126,164	167,224	81,901	445,138	32,212	187,727	42,145

Total increase (decrease)	148,526	179,237	97,399	491,909	39,687	206,868	53,091
NET ASSETS, at beginning of the year	94,841	4,504	48,292	66,312	23,440	14,306	35,748
NET ASSETS, at end of the year	$243,367	$183,741	$145,691	$558,221	$63,127	$221,174	$88,839

See Notes to Financial Statements

F-55

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2060	Freedom 2065	Freedom Income	Growth	Index 500	Index 500	International Index
	Division	Division	Division	Division	Division	Division	Division
					(Initial Class)	(Service Class)
Investment income
Dividends	$1,261	$26	$1,250	$137	$-	$13,380	$4,124
Expenses
Mortality and expense risk charge and administrative expense charges	200	6	103	1,203	-	3,647	435
Net investment income (loss)	1,061	20	1,147	(1,066)	-	9,733	3,689
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,558	(2)	(42)	4,947	-	(1,753)	(355)
Realized gain distribution	122	16	-	16,162	-	4,583	-
Realized gain (loss)	1,680	14	(42)	21,109	-	2,830	(355)
Change in net unrealized appreciation (depreciation) of investments	8,087	192	743	60,361	1	174,997	19,216
Net gain (loss) on investments	9,767	206	701	81,470	1	177,827	18,861
Net increase (decrease) in net assets resulting from operations	10,828	226	1,848	80,404	1	187,560	22,550
Capital transactions:
Transfers of net premiums	29,277	498	13,871	138,298	-	534,528	108,023
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	-	(3)	(65)	(1)	(209)	(3)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,077)	(30)	(836)	(9,646)	-	(16,481)	(3,125)
Transfers between Divisions and (to) from General Account	53,157	922	28,186	225,881	-	247,365	20,291
Net increase (decrease) in net assets resulting from capital transactions	81,357	1,390	41,218	354,468	(1)	765,203	125,186

Total increase (decrease)	92,185	1,616	43,066	434,872	-	952,763	147,736
NET ASSETS, at beginning of the year	12,178	426	2,173	17,312	-	407,222	91,354
NET ASSETS, at end of the year	$104,363	$2,042	$45,239	$452,184	$-	$1,359,985	$239,090

See Notes to Financial Statements

F-56

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Franklin	Franklin	Goldman	Goldman	Goldman	Goldman
	Fidelity®	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs
	VIP	Value	Income	Core Fixed	International	Mid Cap	Mid Cap
	Overseas	VIP	VIP	Income	Equity Insights	Growth	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,040	$21,458	$197	$8	$1,008	$-	$2,296
Expenses
Mortality and expense risk charge and administrative expense charges	219	17,647	13	1	49	12	883
Net investment income (loss)	821	3,811	184	7	959	(12)	1,413
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(12)	(194,858)	(124)	-	21	5	(1,216)
Realized gain distribution	263	232,629	-	-	-	35	5,655
Realized gain (loss)	251	37,771	(124)	-	21	40	4,439
Change in net unrealized appreciation (depreciation) of investments	4,971	440,353	-	6	2,870	563	17,785
Net gain (loss) on investments	5,222	478,124	(124)	6	2,891	603	22,224
Net increase (decrease) in net assets resulting from operations	6,043	481,935	60	13	3,850	591	23,637
Capital transactions:
Transfers of net premiums	-	159,606	8,960	152	9,807	-	4,587
Transfers due to death benefits	-	(13,172)	-	-	-	-	-
Transfers due to withdrawal of funds	(1)	(57,918)	-	-	-	-	(2)
Transfers due to policy loans, net of repayments	-	(59,819)	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(249)	(140,802)	(503)	(4)	(335)	(118)	(1,265)
Transfers between Divisions and (to) from General Account	100,069	(129,399)	(8,517)	248	33,982	4,869	127,892
Net increase (decrease) in net assets resulting from capital transactions	99,819	(241,504)	(60)	396	43,454	4,751	131,212

Total increase (decrease)	105,862	240,431	-	409	47,304	5,342	154,849
NET ASSETS, at beginning of the year	-	4,114,825	-	-	-	-	209,931
NET ASSETS, at end of the year	$105,862	$4,355,256	$-	$409	$47,304	$5,342	$364,780

See Notes to Financial Statements

F-57

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Goldman	Invesco
	Sachs	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Strategic	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.
	Growth	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$22,585	$-	$70,406	$-	$14,192	$118,534
Expenses
Mortality and expense risk charge and administrative expense charges	25,906	15,920	235,154	11,113	246,592	2,752	249,670
Net investment income (loss)	(25,906)	6,665	(235,154)	59,293	(246,592)	11,440	(131,136)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	7,938	(149,768)	(756,913)	(35,010)	577,584	(4,028)	1,671,059
Realized gain distribution	273,606	-	-	-	-	58,448	5,994,259
Realized gain (loss)	281,544	(149,768)	(756,913)	(35,010)	577,584	54,420	7,665,318
Change in net unrealized appreciation (depreciation) of investments	1,939,720	865,285	16,350,159	125,854	5,954,473	(7,834)	7,508,118
Net gain (loss) on investments	2,221,264	715,517	15,593,246	90,844	6,532,057	46,586	15,173,436
Net increase (decrease) in net assets resulting from operations	2,195,358	722,182	15,358,092	150,137	6,285,465	58,026	15,042,300
Capital transactions:
Transfers of net premiums	119,137	99,491	1,467,285	124,673	1,534,215	38,686	1,589,067
Transfers due to death benefits	(8,797)	(2,518)	(189,116)	(8,485)	(354,448)	-	(281,151)
Transfers due to withdrawal of funds	(32,918)	(117,165)	(864,043)	(79,421)	(1,698,558)	(3,049)	(1,865,164)
Transfers due to policy loans, net of repayments	(80,902)	(120,278)	(555,398)	(9,243)	(684,063)	(3,615)	(599,774)
Transfers due to charges for administrative and insurance costs	(197,756)	(158,044)	(1,800,943)	(109,749)	(1,593,749)	(34,440)	(1,764,586)
Transfers between Divisions and (to) from General Account	(209,663)	(114,620)	355,621	118,229	(2,371,461)	35,117	(372,315)
Net increase (decrease) in net assets resulting from capital transactions	(410,899)	(413,134)	(1,586,594)	36,004	(5,168,064)	32,699	(3,293,923)

Total increase (decrease)	1,784,459	309,048	13,771,498	186,141	1,117,401	90,725	11,748,377
NET ASSETS, at beginning of the year	5,435,947	3,747,356	44,834,018	2,604,427	53,052,881	646,113	45,622,416
NET ASSETS, at end of the year	$7,220,406	$4,056,404	$58,605,516	$2,790,568	$54,170,282	$736,838	$57,370,793

See Notes to Financial Statements

F-58

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Global	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Real Estate	Strategic Income	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$125	$-	$-	$131,175	$-	$-	$73,043
Expenses
Mortality and expense risk charge and administrative expense charges	25	31,214	4,900	69,718	347	6,837	19,103
Net investment income (loss)	100	(31,214)	(4,900)	61,457	(347)	(6,837)	53,940
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(17)	(154,461)	(3,988)	(519,651)	(728)	(69,542)	79,679
Realized gain distribution	-	-	-	1,066,622	2,153	-	-
Realized gain (loss)	(17)	(154,461)	(3,988)	546,971	1,425	(69,542)	79,679
Change in net unrealized appreciation (depreciation) of investments	215	756,566	34,828	2,522,651	15,944	626,714	419,453
Net gain (loss) on investments	198	602,105	30,840	3,069,622	17,369	557,172	499,132
Net increase (decrease) in net assets resulting from operations	298	570,891	25,940	3,131,079	17,022	550,335	553,072
Capital transactions:
Transfers of net premiums	-	382,324	22,354	394,031	58,320	54,650	83,854
Transfers due to death benefits	-	(30,268)	(20,279)	(128,247)	-	(823)	(3,794)
Transfers due to withdrawal of funds	-	(70,674)	(2,694)	(385,706)	1	(3,891)	(50,609)
Transfers due to policy loans, net of repayments	-	(51,099)	(20,430)	(197,152)	-	(23,049)	(29,335)
Transfers due to charges for administrative and insurance costs	(172)	(350,158)	(37,925)	(386,843)	(1,877)	(80,062)	(139,138)
Transfers between Divisions and (to) from General Account	10,477	(58,473)	41,175	77,594	181	118,370	25,333
Net increase (decrease) in net assets resulting from capital transactions	10,305	(178,348)	(17,799)	(626,323)	56,625	65,195	(113,689)

Total increase (decrease)	10,603	392,543	8,141	2,504,756	73,647	615,530	439,383
NET ASSETS, at beginning of the year	-	6,917,394	1,059,257	14,057,896	49,903	1,140,631	3,859,458
NET ASSETS, at end of the year	$10,603	$7,309,937	$1,067,398	$16,562,652	$123,550	$1,756,161	$4,298,841

See Notes to Financial Statements

F-59

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Janus
	Janus	Henderson	MFS®	MFS®	MFS®	MFS®	MFS®
	Henderson	Global	Global	Growth	International	Investors	Mid Cap
	Forty	Research	Real Estate	Series	Intrinsic Value	Trust	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$38,541	$113,985	$90	$-	$272	$1,410	$2,637
Expenses
Mortality and expense risk charge and administrative expense charges	86,822	54,984	33	57	99	750	396
Net investment income (loss)	(48,281)	59,001	57	(57)	173	660	2,241
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	116,377	343,084	(237)	1,435	18	61	(2,465)
Realized gain distribution	-	343,048	735	2,214	2,829	10,850	5,001
Realized gain (loss)	116,377	686,132	498	3,649	2,847	10,911	2,536
Change in net unrealized appreciation (depreciation) of investments	6,396,916	2,091,265	517	479	935	21,287	7,367
Net gain (loss) on investments	6,513,293	2,777,397	1,015	4,128	3,782	32,198	9,903
Net increase (decrease) in net assets resulting from operations	6,465,012	2,836,398	1,072	4,071	3,955	32,858	12,144
Capital transactions:
Transfers of net premiums	399,468	332,811	1,928	11,173	-	3,324	40,205
Transfers due to death benefits	(203,853)	(81,349)	-	-	-	-	-
Transfers due to withdrawal of funds	(204,471)	(193,588)	-	-	(1)	(6,014)	(20)
Transfers due to policy loans, net of repayments	(318,151)	(190,514)	-	-	-	(1,443)	-
Transfers due to charges for administrative and insurance costs	(552,617)	(297,592)	(254)	(313)	(291)	(10,531)	(3,448)
Transfers between Divisions and (to) from General Account	(25,127)	457,212	2,277	942	49,086	(6,012)	110,863
Net increase (decrease) in net assets resulting from capital transactions	(904,751)	26,980	3,951	11,802	48,794	(20,676)	147,600

Total increase (decrease)	5,560,261	2,863,378	5,023	15,873	52,749	12,182	159,744
NET ASSETS, at beginning of the year	16,768,158	10,671,243	7,015	-	13,707	187,757	6,771
NET ASSETS, at end of the year	$22,328,419	$13,534,621	$12,038	$15,873	$66,456	$199,939	$166,515

See Notes to Financial Statements

F-60

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MFS®		MML	MML	MML		MML
	New	MFS®	Aggressive	American Funds	Balanced	MML	Blue Chip
	Discovery	Value	Allocation	Growth	Allocation	Blend	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$8,564	$1,216	$2,244	$163	$309,047	$-
Expenses
Mortality and expense risk charge and administrative expense charges	5,901	1,436	193	169	124	78,898	23,256
Net investment income (loss)	(5,901)	7,128	1,023	2,075	39	230,149	(23,256)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(17,193)	(610)	(184)	(3,944)	(10,378)	(205,896)	(31,538)
Realized gain distribution	-	35,997	5,006	23,941	420	-	-
Realized gain (loss)	(17,193)	35,387	4,822	19,997	(9,958)	(205,896)	(31,538)
Change in net unrealized appreciation (depreciation) of investments	184,167	(2,037)	1,224	32,629	11,658	2,871,177	2,185,773
Net gain (loss) on investments	166,974	33,350	6,046	52,626	1,700	2,665,281	2,154,235
Net increase (decrease) in net assets resulting from operations	161,073	40,478	7,069	54,701	1,739	2,895,430	2,130,979
Capital transactions:
Transfers of net premiums	26,297	400,018	-	2	-	631,966	160,031
Transfers due to death benefits	-	-	-	-	-	(206,580)	(38,408)
Transfers due to withdrawal of funds	(20,764)	4	-	3	-	(346,971)	(61,159)
Transfers due to policy loans, net of repayments	(8,216)	-	-	-	-	(110,510)	(68,101)
Transfers due to charges for administrative and insurance costs	(35,628)	(5,933)	(235)	(1,200)	(577)	(859,142)	(170,571)
Transfers between Divisions and (to) from General Account	43,037	10,266	47,314	113,609	(84,363)	313,202	75,409
Net increase (decrease) in net assets resulting from capital transactions	4,726	404,355	47,079	112,414	(84,940)	(578,035)	(102,799)

Total increase (decrease)	165,799	444,833	54,148	167,115	(83,201)	2,317,395	2,028,180
NET ASSETS, at beginning of the year	1,153,678	167,026	32,245	141,183	91,521	17,184,867	4,393,641
NET ASSETS, at end of the year	$1,319,477	$611,859	$86,393	$308,298	$8,320	$19,502,262	$6,421,821

See Notes to Financial Statements

F-61

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML		MML	MML	MML
	Conservative	Dynamic	MML	Equity	Equity	Focused	MML
	Allocation	Bond	Equity	Income	Index	Equity	Foreign
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$369	$338	$854,101	$1,749	$761,776	$595	$1,106
Expenses
Mortality and expense risk charge and administrative expense charges	34	25	199,704	289	237,551	231	327
Net investment income (loss)	335	313	654,397	1,460	524,225	364	779
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,550)	(19)	795,903	(159)	1,857,700	(660)	(181)
Realized gain distribution	828	-	3,254,676	6,285	5,087,885	5,626	-
Realized gain (loss)	(722)	(19)	4,050,579	6,126	6,945,585	4,966	(181)
Change in net unrealized appreciation (depreciation) of investments	1,677	123	(1,242,290)	(3,620)	4,888,456	(70)	9,262
Net gain (loss) on investments	955	104	2,808,289	2,506	11,834,041	4,896	9,081
Net increase (decrease) in net assets resulting from operations	1,290	417	3,462,686	3,966	12,358,266	5,260	9,860
Capital transactions:
Transfers of net premiums	-	4,069	1,474,139	2	1,158,926	-	24,028
Transfers due to death benefits	-	-	(307,610)	-	(251,956)	-	-
Transfers due to withdrawal of funds	-	-	(1,667,819)	-	(1,479,884)	-	1
Transfers due to policy loans, net of repayments	-	-	(487,933)	-	(1,273,137)	-	-
Transfers due to charges for administrative and insurance costs	(82)	(228)	(1,735,746)	(1,538)	(1,473,309)	(1,222)	(1,780)
Transfers between Divisions and (to) from General Account	16,454	-	183,464	84,622	270,369	56,520	4,989
Net increase (decrease) in net assets resulting from capital transactions	16,372	3,841	(2,541,505)	83,086	(3,048,991)	55,298	27,238

Total increase (decrease)	17,662	4,258	921,181	87,052	9,309,275	60,558	37,098
NET ASSETS, at beginning of the year	4,299	3,801	41,303,532	-	49,911,583	-	52,376
NET ASSETS, at end of the year	$21,961	$8,059	$42,224,713	$87,052	$59,220,858	$60,558	$89,474

See Notes to Financial Statements

F-62

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

				MML
		MML	MML	Inflation-	MML	MML	MML
	MML	Growth	Income &	Protected	Large Cap	Managed	Managed
	Global	Allocation	Growth	and Income	Growth	Bond	Volatility
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$156	$4,169	$1,015	$69,164	$-	$318,964	$10,041
Expenses
Mortality and expense risk charge and administrative expense charges	37	647	242	7,189	279	34,440	6,318
Net investment income (loss)	119	3,522	773	61,975	(279)	284,524	3,723
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(10,584)	(1,174)	(2,653)	(26,387)	(69)	(152,071)	11,284
Realized gain distribution	1,262	18,160	6,128	-	4,605	-	318,638
Realized gain (loss)	(9,322)	16,986	3,475	(26,387)	4,536	(152,071)	329,922
Change in net unrealized appreciation (depreciation) of investments	11,060	881	(761)	31,886	19,866	365,751	(131,183)
Net gain (loss) on investments	1,738	17,867	2,714	5,499	24,402	213,680	198,739
Net increase (decrease) in net assets resulting from operations	1,857	21,389	3,487	67,474	24,123	498,204	202,462
Capital transactions:
Transfers of net premiums	-	-	-	106,036	16,064	333,022	60,827
Transfers due to death benefits	-	-	-	(10,243)	-	(103,652)	(11,241)
Transfers due to withdrawal of funds	(1)	(3)	(1)	(5,207)	(1)	(156,316)	(20,076)
Transfers due to policy loans, net of repayments	-	-	-	(29,409)	-	(53,987)	(15,910)
Transfers due to charges for administrative and insurance costs	(101)	(787)	(294)	(113,561)	(1,142)	(428,741)	(85,519)
Transfers between Divisions and (to) from General Account	(1,925)	68,664	677	132,182	8,306	262,474	(10,733)
Net increase (decrease) in net assets resulting from capital transactions	(2,027)	67,874	382	79,798	23,227	(147,200)	(82,652)

Total increase (decrease)	(170)	89,263	3,869	147,272	47,350	351,004	119,810
NET ASSETS, at beginning of the year	16,489	145,598	63,645	1,377,748	38,599	8,063,734	1,663,432
NET ASSETS, at end of the year	$16,319	$234,861	$67,514	$1,525,020	$85,949	$8,414,738	$1,783,242

See Notes to Financial Statements

F-63

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

				MML			MML
	MML	MML	MML	Short-	MML	MML	Strategic
	Mid Cap	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Emerging
	Growth	Value	Allocation	Bond	Equity	Growth Equity	Markets
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$1,979	$1,073	$338	$197,739	$-	$12
Expenses
Mortality and expense risk charge and administrative expense charges	468	287	155	31	68,525	31,488	33
Net investment income (loss)	(468)	1,692	918	307	129,214	(31,488)	(21)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,927)	(273)	(462)	(4)	20,117	(332,050)	(19)
Realized gain distribution	-	11,884	3,232	-	-	-	-
Realized gain (loss)	(2,927)	11,611	2,770	(4)	20,117	(332,050)	(19)
Change in net unrealized appreciation (depreciation) of investments	20,590	(12,090)	821	270	2,358,535	1,431,495	(89)
Net gain (loss) on investments	17,663	(479)	3,591	266	2,378,652	1,099,445	(108)
Net increase (decrease) in net assets resulting from operations	17,195	1,213	4,509	573	2,507,866	1,067,957	(129)
Capital transactions:
Transfers of net premiums	60,653	-	-	4,070	384,273	221,224	3,777
Transfers due to death benefits	-	-	-	-	(39,942)	(58,300)	-
Transfers due to withdrawal of funds	1	(1)	(1)	-	(321,202)	(125,260)	(2)
Transfers due to policy loans, net of repayments	-	-	-	-	(103,470)	(64,726)	-
Transfers due to charges for administrative and insurance costs	(2,497)	(1,525)	(187)	(244)	(435,283)	(201,121)	(256)
Transfers between Divisions and (to) from General Account	48,663	86,320	13,732	12,312	281,438	337,129	9,250
Net increase (decrease) in net assets resulting from capital transactions	106,820	84,794	13,544	16,138	(234,186)	108,946	12,769

Total increase (decrease)	124,015	86,007	18,053	16,711	2,273,680	1,176,903	12,640
NET ASSETS, at beginning of the year	53,370	-	36,023	3,967	14,569,026	6,638,520	-
NET ASSETS, at end of the year	$177,385	$86,007	$54,076	$20,678	$16,842,706	$7,815,423	$12,640

See Notes to Financial Statements

F-64

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML U.S.	PIMCO				T. Rowe Price
	Total Return	Government	Global Bond	PIMCO	PIMCO	PIMCO	Blue Chip
	Bond	Money Market	Opportunities	High Yield	Real Return	Total Return	Growth
	Division	Division	Division	Division	Division	Division	Division
			(Unhedged)
Investment income
Dividends	$628	$448,526	$1,523	$1,107	$62	$520	$-
Expenses
Mortality and expense risk charge and administrative expense charges	98	40,562	204	55	6	44	22,916
Net investment income (loss)	530	407,964	1,319	1,052	56	476	(22,916)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(27)	681	(519)	(16)	(13)	(37)	135,638
Realized gain distribution	-	-	729	-	-	-	-
Realized gain (loss)	(27)	681	210	(16)	(13)	(37)	135,638
Change in net unrealized appreciation (depreciation) of investments	840	(681)	1,870	1,951	47	368	1,821,371
Net gain (loss) on investments	813	-	2,080	1,935	34	331	1,957,009
Net increase (decrease) in net assets resulting from operations	1,343	407,964	3,399	2,987	90	807	1,934,093
Capital transactions:
Transfers of net premiums	11,875	7,814,517	1,533	50,272	-	150	76,448
Transfers due to death benefits	-	(49,800)	-	-	-	-	(6,857)
Transfers due to withdrawal of funds	-	(2,542,831)	3	(31)	-	1	(25,519)
Transfers due to policy loans, net of repayments	-	(124,802)	-	-	-	-	(27,109)
Transfers due to charges for administrative and insurance costs	(363)	(728,888)	(1,974)	(1,055)	(10)	(83)	(160,099)
Transfers between Divisions and (to) from General Account	10,264	326,770	(2,033)	-	2,828	9,619	40,041
Net increase (decrease) in net assets resulting from capital transactions	21,776	4,694,966	(2,471)	49,186	2,818	9,687	(103,095)

Total increase (decrease)	23,119	5,102,930	928	52,173	2,908	10,494	1,830,998
NET ASSETS, at beginning of the year	9,073	8,366,620	71,625	-	1,571	13,592	4,008,886
NET ASSETS, at end of the year	$32,192	$13,469,550	$72,553	$52,173	$4,479	$24,086	$5,839,884

See Notes to Financial Statements

F-65

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		T. Rowe Price	T. Rowe Price	Templeton	Templeton
	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global Bond	Vanguard VIF	Vanguard VIF
	Equity Income	Bond	Growth	VIP	VIP	Balanced	Capital Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$146,530	$52	$-	$140,004	$-	$541	$1,234
Expenses
Mortality and expense risk charge and administrative expense charges	31,351	8	271,125	18,039	25	257	626
Net investment income (loss)	115,179	44	(271,125)	121,965	(25)	284	608
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(40,219)	2	552,267	(27,293)	4	(43)	(465)
Realized gain distribution	298,283	-	3,665,015	-	-	1,049	5,945
Realized gain (loss)	258,064	2	4,217,282	(27,293)	4	1,006	5,480
Change in net unrealized appreciation (depreciation) of investments	233,770	23	6,248,662	690,674	175	4,818	22,155
Net gain (loss) on investments	491,834	25	10,465,944	663,381	179	5,824	27,635
Net increase (decrease) in net assets resulting from operations	607,013	69	10,194,819	785,346	154	6,108	28,243
Capital transactions:
Transfers of net premiums	221,396	2,373	1,199,811	134,755	4,070	54,645	58,214
Transfers due to death benefits	(28,769)	-	(362,658)	(20,180)	-	-	-
Transfers due to withdrawal of funds	(224,808)	-	(2,136,071)	(76,220)	-	(44)	-
Transfers due to policy loans, net of repayments	(152,733)	-	(723,354)	(42,594)	-	-	-
Transfers due to charges for administrative and insurance costs	(306,182)	(188)	(1,818,062)	(139,586)	(233)	(1,426)	(1,954)
Transfers between Divisions and (to) from General Account	(13,356)	(1,736)	70,637	159,452	-	14,164	-
Net increase (decrease) in net assets resulting from capital transactions	(504,452)	449	(3,769,697)	15,627	3,837	67,339	56,260

Total increase (decrease)	102,561	518	6,425,122	800,973	3,991	73,447	84,503
NET ASSETS, at beginning of the year	7,235,090	449	54,630,553	3,880,577	4,057	10,823	49,870
NET ASSETS, at end of the year	$7,337,651	$967	$61,055,675	$4,681,550	$8,048	$84,270	$134,373

See Notes to Financial Statements

F-66

C. M. Life Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

					Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Real Estate	Short-Term
	Diversified Value	Equity Income	Growth	International	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$946	$6,825	$-	$1,411	$599	$805
Expenses
Mortality and expense risk charge and administrative expense charges	432	1,383	17	477	156	365
Net investment income (loss)	514	5,442	(17)	934	443	440
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	108	(12,778)	4	(135)	(1,338)	2
Realized gain distribution	3,594	13,343	-	3,043	1,129	-
Realized gain (loss)	3,702	565	4	2,908	(209)	2
Change in net unrealized appreciation (depreciation) of investments	9,150	16,044	919	1,608	3,329	2,770
Net gain (loss) on investments	12,852	16,609	923	4,516	3,120	2,772
Net increase (decrease) in net assets resulting from operations	13,366	22,051	906	5,450	3,563	3,212
Capital transactions:
Transfers of net premiums	14,993	223,084	2,061	1	16,318	38,390
Transfers due to death benefits	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	(2)	-	-	-	1
Transfers due to policy loans, net of repayments	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(1,887)	(6,512)	(52)	(1,900)	(533)	(390)
Transfers between Divisions and (to) from General Account	11,103	(67,987)	7,704	106,955	(3,880)	-
Net increase (decrease) in net assets resulting from capital transactions	24,209	148,583	9,713	105,056	11,905	38,001

Total increase (decrease)	37,575	170,634	10,619	110,506	15,468	41,213
NET ASSETS, at beginning of the year	56,214	164,523	-	-	20,448	37,954
NET ASSETS, at end of the year	$93,789	$335,157	$10,619	$110,506	$35,916	$79,167

See Notes to Financial Statements

F-67

C. M. Life Variable Life Separate Account I

Notes To Financial Statements

1.	ORGANIZATION

C.M. Life Variable Life Separate Account I (“the Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on February 2, 1995. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life was formerly a wholly owned stock life insurance subsidiary of Connecticut Mutual Life Insurance Company (“CML”). On February 29, 1996, CML merged with and into Massachusetts Mutual Life Insurance Company (“MassMutual”). Upon the merger, CML’s existence ceased and MassMutual became the surviving company under the name Massachusetts Mutual Life Insurance Company. C.M. Life became a wholly owned subsidiary of MassMutual.

C.M. Life maintains five products within the Separate Account: Apex VULSM, C.M. Life Electrum SelectSM, Survivorship Variable Universal Life, Variable Universal Life and Survivorship Variable Universal Life II.

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life contracts is not chargeable with liabilities arising from any other C.M. Life business.

F-68

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS
For the year or period ended December 31, 2024, the Separate Account consists of one hundred and ninety-four divisions that invest in the following mutual funds. All of the divisions/funds may not be available through each of the products within the Separate Account:

The division listed in the first
Divisions	column invests in the fund in this column
American Funds Insurance Series® American High Income Division	American Funds Insurance Series® American High Income Trust®[2,27]
American Funds Insurance Series® Asset Allocation Division (Class 1)	American Funds Insurance Series® Asset Allocation Fund (Class 1)[2]
American Funds Insurance Series® Asset Allocation Division (Class 2)	American Funds Insurance Series® Asset Allocation Fund (Class 2)[2]
American Funds Insurance Series® Capital World Bond Division	American Funds Insurance Series® Capital World Bond Fund®[2,28]
American Funds Insurance Series® Capital World Growth and Income Division	American Funds Insurance Series® Capital World Growth and Income Fund®[2]
American Funds Insurance Series® Global Growth Division	American Funds Insurance Series® Global Growth Fund[2]
American Funds Insurance Series® Global Small Capitalization Division (Class 1)	American Funds Insurance Series® Global Small Capitalization Fund (Class 1) [2,28]
American Funds Insurance Series® Global Small Capitalization Division (Class 2)	American Funds Insurance Series® Global Small Capitalization Fund (Class 2)[2,38]
American Funds Insurance Series® Growth-Income Division (Class 1A)	American Funds Insurance Series® Growth-Income Fund (Class 1A) [2,28]
American Funds Insurance Series® Growth-Income Division (Class 2)	American Funds Insurance Series® Growth-Income Fund (Class 2)[2]
American Funds Insurance Series® International Growth and Income Division	American Funds Insurance Series® International Growth and Income Fund[2]
American Funds Insurance Series® New World Division (Class 1)	American Funds Insurance Series® New World Fund® (Class 1)[2]
American Funds Insurance Series® New World Division (Class 2)	American Funds Insurance Series® New World Fund® (Class 2)[2,38]
American Funds Insurance Series® The Bond Fund of America Division	American Funds Insurance Series® The Bond Fund of America®[2]
American Funds Insurance Series® U.S. Government Securities Division	American Funds Insurance Series® U.S. Government Securities Fund[2,28]
American Funds Insurance Series® Washington Mutual Investors Division (Class 1A)	American Funds Insurance Series® Washington Mutual Investors Funds (Class 1A)[2]
American Funds Insurance Series® Washington Mutual Investors Division (Class 2)	American Funds Insurance Series® Washington Mutual Investors Funds (Class 2)[2,38]
BlackRock Basic Value V.I. Division	BlackRock Basic Value V.I. Fund[24,28]
BlackRock High Yield V.I. Division	BlackRock High Yield V.I. Fund[24]
BlackRock Small Cap Index V.I. Division (Class I)	BlackRock Small Cap Index V.I. Fund (Class I)[24,36]
BlackRock Small Cap Index V.I. Division (Class III)	BlackRock Small Cap Index V.I. Fund (Class III)[24]
BlackRock Total Return V.I. Division	BlackRock Total Return V.I. Fund[24,27]
BNY Mellon MidCap Stock Division	BNY Mellon MidCap Stock Portfolio[25]
Columbia Variable Portfolio - Contrarian Core Division	Columbia Variable Portfolio - Contrarian Core Fund[38,39]
Dimensional VA Global Bond Division	Dimensional VA Global Bond Portfolio [15,27,40]
Dimensional VA International Small Division	Dimensional VA International Small Portfolio[15,41]
Dimensional VA U.S. Large Value Division	Dimensional VA U.S. Large Value Portfolio[15,28,42]
Dimensional VA U.S. Targeted Value Division	Dimensional VA U.S. Targeted Value Portfolio[15,43]
F-69

Notes To Financial Statements (Continued)

Dimensional VIT Inflation-Protected Securities Division	Dimensional VIT Inflation-Protected Securities Portfolio[15,44]
DWS Small Cap Index Division	DWS Small Cap Index VIP[3]
Eaton Vance VT Floating-Rate Income Division	Eaton Vance VT Floating-Rate Income Fund[12]
Fidelity® VIP Bond Index Division (Initial Class)	Fidelity® VIP Bond Index Portfolio (Initial Class)[4,36]
Fidelity® VIP Bond Index Division (Service Class 2)	Fidelity® VIP Bond Index Portfolio (Service Class 2)[4]
Fidelity® VIP Contrafund® Division	Fidelity® VIP Contrafund® Portfolio[4]
Fidelity® VIP Emerging Markets Division	Fidelity® VIP Emerging Markets Portfolio[4,36]
Fidelity® VIP Extended Market Index Division (Initial Class)	Fidelity® VIP Extended Market Index Portfolio (Initial Class)[4,36]
Fidelity® VIP Extended Market Index Division (Service Class)	Fidelity® VIP Extended Market Index Portfolio (Service Class)[4]
Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2020 Portfolio[4]
Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2025 Portfolio[4]
Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2030 Portfolio[4]
Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2035 Portfolio[4]
Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2040 Portfolio[4]
Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2045 Portfolio[4]
Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2050 Portfolio[4]
Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2055 Portfolio[4]
Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2060 Portfolio[4]
Fidelity® VIP Freedom 2065 Division	Fidelity® VIP Freedom 2065 Portfolio[4]
Fidelity® VIP Freedom Income Division	Fidelity® VIP Freedom Income Portfolio [4]
Fidelity® VIP Government Money Market Division	Fidelity® VIP Government Money Market Portfolio[4,5]
Fidelity® VIP Growth Division	Fidelity® VIP Growth Portfolio[4]
Fidelity® VIP Health Care Division	Fidelity® VIP Health Care Portfolio[4,36]
Fidelity® VIP High Income Division	Fidelity® VIP High Income Portfolio[4,5]
Fidelity® VIP Index 500 Division (Initial Class)	Fidelity® VIP Index 500 Portfolio (Initial Class)[4]
Fidelity® VIP Index 500 Division (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)[4]
Fidelity® VIP International Index Division (Initial Class)	Fidelity® VIP International Index Portfolio (Initial Class)[4,36]
Fidelity® VIP International Index Division (Service Class 2)	Fidelity® VIP International Index Portfolio (Service Class 2) [4]
Fidelity® VIP Overseas Division	Fidelity® VIP Overseas Portfolio[4]
Fidelity® VIP Real Estate Division (Initial Class)	Fidelity® VIP Real Estate Portfolio (Initial Class) [4,36]
Fidelity® VIP Real Estate Division (Service Class)	Fidelity® VIP Real Estate Portfolio (Service Class) [4,27]
Fidelity® VIP Strategic Income Division	Fidelity® VIP Strategic Income Portfolio[4,36]
Fidelity® VIP Total Market Index Division (Initial Class)	Fidelity® VIP Total Market Index Portfolio (Initial Class)[4,36]
Fidelity® VIP Total Market Index Division (Service Class 2)	Fidelity® VIP Total Market Index Portfolio (Service Class 2)[4,28]
Franklin Mutual Global Discovery VIP Division	Franklin Mutual Global Discovery VIP Fund[6,28]
Franklin Small Cap Value VIP Division	Franklin Small Cap Value VIP Fund[6]
Franklin Strategic Income VIP Division	Franklin Strategic Income VIP Fund[6]
Goldman Sachs Core Fixed Income Division	Goldman Sachs Core Fixed Income Fund[7]
Goldman Sachs International Equity Insights Division	Goldman Sachs International Equity Insights Fund[7]
Goldman Sachs Mid Cap Growth Division	Goldman Sachs Mid Cap Growth Fund[7]
Goldman Sachs Mid Cap Value Division	Goldman Sachs Mid Cap Value Fund[7]
Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Small Cap Equity Insights Fund[7,28]
Goldman Sachs Strategic Growth Division	Goldman Sachs Strategic Growth Fund[7]
Invesco Oppenheimer V.I. International Growth Division	Invesco Oppenheimer V.I. International Growth Fund[8]
F-70

Notes To Financial Statements (Continued)

Invesco V.I. American Franchise Division	Invesco V.I. American Franchise Fund[8,28]
Invesco V.I. Capital Appreciation Division	Invesco V.I. Capital Appreciation Fund[8]
Invesco V.I. Comstock Division	Invesco V.I. Comstock Fund[8,28]
Invesco V.I. Core Plus Bond Division	Invesco V.I. Core Plus Bond Fund[8]
Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Discovery Mid Cap Growth Fund[5,8]
Invesco V.I. Diversified Dividend Division	Invesco V.I. Diversified Dividend Fund[8]
Invesco V.I. Equity and Income Division	Invesco V.I. Equity and Income Fund[5,8,22]
Invesco V.I. EQV International Equity Division	Invesco V.I. EQV International Equity Fund[8,28]
Invesco V.I. Global Division	Invesco V.I. Global Fund[8]
Invesco V.I. Global Real Estate Division	Invesco V.I. Global Real Estate Fund[8]
Invesco V.I. Global Strategic Income Division	Invesco V.I. Global Strategic Income Fund[8]
Invesco V.I. Government Money Market Division	Invesco V.I. Government Money Market Fund[8,36]
Invesco V.I. Health Care Division	Invesco V.I. Health Care Fund[8]
Invesco V.I. Main Street Division	Invesco V.I. Main Street Fund®[8]
Invesco V.I. Small Cap Equity Division	Invesco V.I. Small Cap Equity Fund[8]
Invesco V.I. Technology Division	Invesco V.I. Technology Fund[8]
Janus Henderson Balanced Division	Janus Henderson Balanced Portfolio[9]
Janus Henderson Enterprise Division	Janus Henderson Enterprise Portfolio[9,38]
Janus Henderson Forty Division	Janus Henderson Forty Portfolio[9]
Janus Henderson Global Research Division	Janus Henderson Global Research Portfolio [9]
Janus Henderson Global Technology and Innovation Division	Janus Henderson Global Technology and Innovation Portfolio[9,36]
Janus Henderson Overseas Division	Janus Henderson Overseas Portfolio[9,38]
Lord Abbett Mid Cap Stock Division	Lord Abbett Mid Cap Stock Portfolio[23,28]
LVIP American Century Capital Appreciation Division	LVIP American Century Capital Appreciation Fund[1,31]
LVIP American Century Disciplined Core Value Division	LVIP American Century Disciplined Core Value Fund[1,32]
LVIP American Century Inflation Protection Division	LVIP American Century Inflation Protection Fund[1,27,33]
LVIP American Century International Division	LVIP American Century International Fund[1,34]
LVIP American Century Value Division	LVIP American Century Value Fund[1,35]
Macquarie VIP Asset Strategy Division (Standard Class)	Macquarie VIP Asset Strategy (Standard Class)[26,36]
Macquarie VIP Asset Strategy Division (Service Class)	Macquarie VIP Asset Strategy (Service Class)[26,18,28]
Macquarie VIP Emerging Markets Division	Macquarie VIP Emerging Markets Series[26,19]
Macquarie VIP Growth Division	Macquarie VIP Growth Division[26,38]
Macquarie VIP Science and Technology Division	Macquarie VIP Science and Technology Series[26,20]
Macquarie VIP Small Cap Value Division	Macquarie VIP Small Cap Value Series[26,21]
MFS® Blended Research® Core Equity Division	MFS® Blended Research® Core Equity Portfolio[10,28]
MFS® Global Real Estate Division	MFS® Global Real Estate Portfolio[10]
MFS® Government Securities Division	MFS® Government Securities Portfolio[10,28]
MFS® Growth Series Division	MFS® Growth Series Portfolio[10]
MFS® International Intrinsic Value Division	MFS® International Intrinsic Value Portfolio[10]
MFS® Investors Trust Division	MFS® Investors Trust Portfolio[10]
MFS® Mid Cap Value Division	MFS® Mid Cap Value Portfolio[10]
MFS® New Discovery Division	MFS® New Discovery Portfolio [10]
MFS® Utilities Division	MFS® Utilities Portfolio [10,28]
MFS® Value Division	MFS® Value Portfolio[10]
MML Aggressive Allocation Division	MML Aggressive Allocation Fund[11]
MML American Funds Core Allocation Division	MML American Funds Core Allocation Fund[11,27]
MML American Funds Growth Division	MML American Funds Growth Fund[11]
MML Balanced Allocation Division	MML Balanced Allocation Fund[11]
F-71

Notes To Financial Statements (Continued)

MML Blend Division	MML Blend Fund[11]
MML Blue Chip Growth Division	MML Blue Chip Growth Fund[11]
MML Conservative Allocation Division	MML Conservative Allocation Fund[11]
MML Dynamic Bond Division	MML Dynamic Bond Fund[11]
MML Equity Division	MML Equity Fund[11]
MML Equity Income Division	MML Equity Income Fund[11]
MML Equity Index Division (Class II)	MML Equity Index Fund (Class II)[11]
MML Equity Index Division (Class III)	MML Equity Index Fund (Class III)[11,36]
MML Equity Rotation Division	MML Equity Rotation Fund[11,36]
MML Focused Equity Division	MML Focused Equity Fund[11]
MML Foreign Division	MML Foreign Fund[11]
MML Fundamental Equity Division	MML Fundamental Equity Fund[11,27]
MML Fundamental Value Division	MML Fundamental Value Fund[11,27]
MML Global Division (Service Class I)	MML Global Fund ((Service Class I)[11,36]
MML Global Division (Class II)	MML Global Fund (Class II)[11]
MML Growth Allocation Division	MML Growth Allocation Fund[11]
MML High Yield Division	MML High Yield Fund[11,27]
MML Income & Growth Division	MML Income & Growth Fund[11]
MML Inflation-Protected and Income Division	MML Inflation-Protected and Income Fund[11]
MML International Equity Division	MML International Equity Fund[11,27]
MML iShares® 60/40 Allocation Division	MML iShares® 60/40 Allocation Division[11,36]
MML iShares® 80/20 Allocation Division	MML iShares® 80/20 Allocation Division[11,36]
MML Large Cap Growth Division	MML Large Cap Growth Fund[11]
MML Managed Bond Division	MML Managed Bond Fund[11]
MML Managed Volatility Division	MML Managed Volatility Fund[11]
MML Mid Cap Growth Division	MML Mid Cap Growth Fund[11]
MML Mid Cap Value Division	MML Mid Cap Value Fund[11]
MML Moderate Allocation Division	MML Moderate Allocation Fund[11]
MML Short-Duration Bond Division	MML Short-Duration Bond Fund[11]
MML Small Cap Equity Division	MML Small Cap Equity Fund[11]
MML Small Cap Growth Equity Division	MML Small Cap Growth Equity Fund[11]
MML Small Company Value Division	MML Small Company Value Fund[11,27]
MML Small/Mid Cap Value Division	MML Small/Mid Cap Value Fund[11,27]
MML Strategic Emerging Markets Division	MML Strategic Emerging Markets Fund[11]
MML Sustainable Equity Division	MML Sustainable Equity Fund[11,27]
MML Total Return Bond Division	MML Total Return Bond Fund[11]
MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[11]
PIMCO All Asset Division	PIMCO All Asset Portfolio[16,28]
PIMCO CommodityRealReturn® Strategy Division	PIMCO CommodityRealReturn® Strategy Portfolio[16,27]
PIMCO Emerging Markets Bond Division	PIMCO Emerging Markets Bond Portfolio[16,28]
PIMCO Global Bond Opportunities Division	PIMCO Global Bond Opportunities Portfolio [16]
PIMCO High Yield Division	PIMCO High Yield Portfolio[16]
PIMCO Income Division	PIMCO Income Portfolio[16,36]
PIMCO Long-Term U.S. Government Division	PIMCO Long-Term U.S. Government Portfolio[16,28]
PIMCO Real Return Division	PIMCO Real Return Portfolio[16]
PIMCO Total Return Division	PIMCO Total Return Portfolio[16]
Schwab® S&P 500 Index Division	Schwab® S&P 500 Index Portfolio[29,36]
Schwab® VIT Balanced Division	Schwab® VIT Balanced Portfolio[29,36]
Schwab® VIT Balanced with Growth Division	Schwab® VIT Balanced with Growth Portfolio[29,36]
F-72

Notes To Financial Statements (Continued)

Schwab® VIT Growth Division	Schwab® VIT Growth Portfolio[29,36]
T. Rowe Price Blue Chip Growth Division	T. Rowe Price Blue Chip Growth Fund[13]
T. Rowe Price Equity Income Division	T. Rowe Price Equity Income Fund[13]
T. Rowe Price Mid-Cap Growth Division	T. Rowe Price Mid-Cap Growth Fund[13]
T. Rowe Price Limited-Term Bond Division	T. Rowe Price Limited-Term Bond Fund[13]
Templeton Foreign VIP Division	Templeton Foreign VIP Fund[14]
Templeton Global Bond VIP Division	Templeton Global Bond VIP Fund[14]
TOPS® Aggressive Growth ETF Division	TOPS® Aggressive Growth ETF Portfolio[28,30]
TOPS® Balanced ETF Division	TOPS® Balanced ETF Portfolio[28,30]
TOPS® Conservative ETF Division	TOPS® Conservative ETF Portfolio[28,30]
TOPS® Growth ETF Division	TOPS® Growth ETF Portfolio[28,30]
TOPS® Moderate Growth ETF Division	TOPS® Moderate Growth ETF Portfolio[28,30]
Vanguard VIF Balanced Division	Vanguard VIF Balanced Portfolio[17]
Vanguard VIF Capital Growth Division	Vanguard VIF Capital Growth Portfolio[17]
Vanguard VIF Diversified Value Division	Vanguard VIF Diversified Value Portfolio[17]
Vanguard VIF Equity Income Division	Vanguard VIF Equity Income Portfolio[17]
Vanguard VIF Global Bond Index Division	Vanguard VIF Global Bond Index Portfolio[17,36]
Vanguard VIF Growth Division	Vanguard VIF Growth Portfolio[17]
Vanguard VIF High-Yield Bond Division	Vanguard VIF High-Yield Bond Portfolio[17,28]
Vanguard VIF International Division	Vanguard VIF International Portfolio[17]
Vanguard VIF Mid-Cap Index Division	Vanguard VIF Mid-Cap Index Portfolio[17,36]
Vanguard VIF Real Estate Index Division	Vanguard VIF Real Estate Index Portfolio[17]
Vanguard VIF Short-Term Investment-Grade Division	Vanguard VIF Short-Term Investment-Grade Portfolio[17]
Vest US Large Cap 10% Buffer Strategies VI Division	Vest US Large Cap 10% Buffer Strategies VI Fund[36,37]
Western Asset Long Credit VIT Division	Western Asset Long Credit VIT[6,36]

In addition to the one hundred and ninety-four divisions, some policy owners may also allocate funds to the Guaranteed Principal Account (“GPA”), which is part of C.M. Life’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the GPA are not registered under the Securities Act of 1933, and the General Account and the GPA are not registered as an investment company under the 1940 Act.

1 Lincoln Financial Investments Corporation is the investment adviser to this Fund.

2 Capital Research and Management Company is the investment adviser to this Fund.

3 DWS Investment Management Americas, Inc. is the investment adviser to this Fund.

4 Fidelity Management & Research Company is the investment adviser to this Portfolio.

5 This sub-account/division/portfolio did not have any investment or unit activity from 2019 to 2024.

6 Franklin Mutual Advisers, LLC is the investment adviser to this Fund.

7 Goldman Sachs Asset Management, L.P., a separate business unit of the Investment Management Division of Goldman Sachs & Co., is the investment adviser to this Fund.

8 Invesco Advisers, Inc. is the investment adviser to this Fund.

9 Janus Capital Management LLC is the investment adviser to this Portfolio.

10 Massachusetts Financial Services Company is the investment adviser to this Series.

11 MML Investment Advisers, LLC is the investment advisor to this Fund.

12 Eaton Vance Management is the investment adviser to this Fund.

13 T. Rowe Price Associates, Inc. is the investment adviser to this Portfolio.

14 Templeton Investment Counsel, LLC is the investment adviser to this Fund.

15 Dimensional Fund Advisors LP is the investment adviser to this Series.

F-73

Notes To Financial Statements (Continued)

16 Pacific Investment Management Company LLC is the investment adviser to this Fund.

17 The Vanguard Group, Inc. is the investment adviser to this Fund.

18 Prior to April 30, 2024, known as Delaware Ivy VIP Asset Strategy Division/Fund.

19 Prior to April 30, 2024, known as Delaware VIP® Emerging Markets Series Division/Fund.

20 Prior to April 30, 2024, known as Delaware Ivy VIP Science and Technology Division/Fund.

21 Prior to April 30, 2024, known as Delaware VIP® Small Cap Value Series Division/Fund.

22 After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the division name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I).

23 Lord, Abbett & Co. LLC is the investment adviser to this Fund.

24 BlackRock Advisors, LLC is the investment adviser to this Fund.

25 BNY Mellon Investment Adviser, Inc. is the investment adviser to this Portfolio.

26 Delaware Investment Management, a series of Macquarie Investment Management Business Trust, is the investment adviser to this Portfolio.

27 This sub-account/division/portfolio did not have any investment or unit activity from 2021 to 2023.

28 This sub-account/division/portfolio did not have any investment or unit activity from 2021 to 2024.

29 Charles Schwab Investment Management is the investment adviser to this Portfolio.

30 ValMark Advisers, Inc. is the investment adviser to this Fund.

31 Effective April 26, 2024, the American Century VP Capital Appreciation Fund reorganized into the LVIP American Century Capital Appreciation Fund. As a result of the underlying fund reorganization, the LVIP American Century Capital Appreciation Division was added as an investment option and assumed the accounting and performance history of the American Century VP Capital Appreciation Division.

32 Effective April 26, 2024, the American Century VP Disciplined Core Value Fund reorganized into the LVIP American Century Disciplined Core Value Fund. As a result of the underlying fund reorganization, the LVIP American Century Disciplined Core Value Division was added as an investment option and assumed the accounting and performance history of the American Century VP Disciplined Core Value Division.

33 Effective April 26, 2024, the American Century VP Inflation Protection Fund reorganized into the LVIP American Century Inflation Protection Fund. As a result of the underlying fund reorganization, the LVIP American Century Inflation Protection Division was added as an investment option and assumed the accounting and performance history of the American Century VP Inflation Protection Division.

34 Effective April 26, 2024, the American Century VP International Fund reorganized into the LVIP American Century International Fund. As a result of the underlying fund reorganization, the LVIP American Century Inflation Protection Division was added as an investment option and assumed the accounting and performance history of the American Century International Division.

35 Effective April 26, 2024, the American Century VP Value Fund reorganized into the LVIP American Century Value Fund. As a result of the underlying fund reorganization, the LVIP American Century Value Division was added as an investment option and assumed the accounting and performance history of the American Century VP Value Division.

36 This Sub-Account/Fund became available to the Separate Account as an investment option on April 26, 2024.

37 Vest Financial LLC is the investment adviser to this Fund.

38 This Sub-Account/Fund became available to the Separate Account as an investment option on November 25, 2024.

39 Columbia Management Investment Advisers, LLC is the investment adviser to this Fund.

40 Prior to November 25, 2024, known as DFA VA Global Bond Division/Portfolio.

41 Prior to November 25, 2024, known as DFA VA International Small Division/Portfolio.

42 Prior to November 25, 2024, known as DFA VA U.S. Large Value/Portfolio.

43 Prior to November 25, 2024, known as DFA VA U.S. Targeted Value Division/Portfolio.

44 Prior to November 25, 2024, known as DFA VIT Inflation-Protected Securities Division/Portfolio.

F-74

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. C.M. Life Variable Life Separate Account I follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each division/sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to policies, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Policy Charges

See Note 8B for charges associated with the policies.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Policy Loans

When a policy loan is made, the Separate Account transfers the amount of the loan to C.M. Life, thereby decreasing both the investments and the net assets of the Separate Account by an equal amount. The policy owner is charged interest on the outstanding policy loan amount generally equal to either a fixed interest rate of 1% to 8% per year or (in all qualifying jurisdictions) an adjustable loan rate, where applicable.

As long as a loan is outstanding, a portion of the policy account value equal to the loan is invested in the GPA. The amount of the loan earns interest at a rate equal to the greater of either a fixed interest rate generally equal to 1% to 3% of the loan or the policy loan rate less the loan interest rate expense charge.

G.	Life Reserves

Life reserves are developed by using accepted actuarial methods and are computed using the 1980 CSO or 2017 CSO mortality table.

F-75

Notes To Financial Statements (Continued)

H.	Single Reportable Segment

The Separate Account derives revenues from variable life insurance products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

F-76

Notes To Financial Statements (Continued)

5.	RELATED PARTY TRANSACTIONS
A.	Sales Agreements

Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the policies sold by its registered representatives, and MML Distributors, LLC (“MML Distributors”) and/or MML Strategic Distributors, LLC (“MSD”) serve as principal underwriters of the policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors and/or MSD.

MMLIS, MML Distributors and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of policies by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of policies by registered representatives of other broker-dealers are paid on behalf of MML Distributors and/or MSD to those broker-dealers. MMLIS, MML Distributors and MSD also receive compensation for their actions as principal underwriters of the policies.

B.    Receivable from/Payable to C.M. Life

Certain fees such as mortality and expense fees are charges paid between the General Account and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-77

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2024 were as follows:

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
2024		(Class 1)	(Class 2)
Cost of purchases	$125,787	$469,966	$1,331,799	$-	$340,744	$11	$998,065
Proceeds from sales	(10,068)	(6,225)	(510,403)	(68,752)	(19,618)	-	(865,573)

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)				(Class 1A)	(Class 2)		(Class I)
Cost of purchases	$99,232	$31,007	$72,868	$54,037	$16	$179,596	$193,567
Proceeds from sales	(8,879)	(20,647)	(14,450)	(13,232)	-	(48,781)	(7,619)

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)	(Class III)
Cost of purchases	$94,563	$155,153	$157,998	$4,455	$14,658	$27,191	$88,116
Proceeds from sales	(34,841)	(23,485)	(72,843)	-	(3,068)	(7,017)	(736)

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Cost of purchases	$301,548	$1,145	$208,303	$581,604	$13,257,278	$140,222	$173,810
Proceeds from sales	(549,842)	(298)	(5,705)	(7,284)	(6,403,546)	(3,733)	(46,175)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$3,926	$196,094	$229,148	$123,121	$1,780,455	$51,755	$1,132,425
Proceeds from sales	(217)	(390,581)	(51,290)	(57,024)	(687,544)	(15,031)	(587,196)

F-78

Notes To Financial Statements (Continued)

6.    PURCHASES AND SALES OF INVESTMENTS (Continued)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$84,263	$153,049	$756	$433,283	$499,019	$80,446	$2,255,670
Proceeds from sales	(31,391)	(16,583)	(1,072)	(71,462)	(191,294)	(2,036)	(503,794)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity® VIP	Fidelity® VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Cost of purchases	$215,770	$269,027	$68,307	$17,757	$45,194	$35,970	$488,212
Proceeds from sales	(9,311)	(27,137)	(43,797)	(533)	(74)	(1,977)	(36,650)

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$464,860	$143,952	$4,780	$262,360	$61,679	$33,471	$842,220
Proceeds from sales	(473,541)	(1,468)	(4,967)	(38,493)	(150)	(164,963)	(575,149)

Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$757,377	$725,754	$303,935	$1,090,406	$480,311	$4,926,183	$147,622
Proceeds from sales	(673,246)	(5,529,538)	(262,318)	(4,271,471)	(141,215)	(4,981,754)	(11,719)

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$646,428	$11,024	$170,473	$2,150,012	$135,953	$240,543	$213,334
Proceeds from sales	(756,346)	(5,449)	(97,730)	(1,148,277)	(2,819)	(480,537)	(439,183)

F-79

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$1,893,766	$837,479	$118,090	$158,551	$793,548	$59,459	$91,881
Proceeds from sales	(2,464,108)	(883,666)	(4,155)	(175,455)	(2,213,552)	(586)	(3,810)

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$413,139	$71	$19,326	$11,924	$273,698	$60,202	$30,693
Proceeds from sales	(458,760)	-	(19,994)	-	(35,880)	(647)	(3,447)

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$4,849	$66,014	$18,851	$198,371	$34,611	$443,765	$452,438
Proceeds from sales	(1,954)	(84,058)	(25,376)	(103,501)	(91,615)	(61,539)	(41,716)

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$43,109	$642,042	$190,660	$1,104,301	$1,283,439	$20,799	$216,154
Proceeds from sales	(8,350)	(276,049)	(63,029)	(1,673,791)	(494,706)	(24,541)	(907)

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Class II)	(Class III)
Cost of purchases	$2,837,791	$311,142	$7,153,722	$1,216,585	$1,169	$215,311	$64,138
Proceeds from sales	(4,055,893)	(94,976)	(11,081,879)	(37,978)	(62,082)	(3,922)	(14,035)

F-80

Notes To Financial Statements (Continued)

6.     PURCHASES AND SALES OF INVESTMENTS (Continued)

MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)		(Service Class I)	(Class II)
Cost of purchases	$15,890	$1,493	$4,197	$585,270	$8,904	$39,342	$344,231
Proceeds from sales	(404)	(1,181)	(319)	(34,039)	(583)	(24,961)	(323,533)

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$5,969	$70,183	$118,123	$302,775	$1,191,721	$150,843	$161,474
Proceeds from sales	(605)	(47,769)	(16,208)	(124,302)	(872,718)	(219,781)	(68,316)
MML
	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$254,670	$6,405	$14,025	$1,865,376	$587,158	$8,916	$183,044
Proceeds from sales	(108,487)	(56,775)	(1,723)	(1,796,815)	(1,037,929)	(164)	(3,730)

	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$343,068	$124,734	$697,999	$10,007,223	$251,828	$7,282	$41,407
Proceeds from sales	(4,067)	(2,169)	(671,929)	(12,748,692)	(1,816)	(1,826)	(4,017)

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$8,824	$589	$95,344	$128,045	$499,151	$1,067,824	$1,728
Proceeds from sales	(1,652)	(342)	(1,243)	(115)	(985,643)	(783,876)	(135)

F-81

Notes To Financial Statements (Continued)

6.     PURCHASES AND SALES OF INVESTMENTS (Continued)

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$6,425,189	$400,016	$4,069	$733,100	$129,063	$95,363	$37,953
Proceeds from sales	(4,831,964)	(502,930)	(289)	(7,307)	(32,592)	(3,804)	(67,081)

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Cost of purchases	$1,695,157	$99,061	$77,772	$5,113	$202,608	$213,002	$45,048
Proceeds from sales	(78,860)	(4,604)	(44,815)	(114,607)	(5,312)	(6,558)	(25,426)

	Vest
	US Large Cap
	10% Buffer
	Strategies V.I.
	Division
2024 (Continued)
Cost of purchases	$34,746
Proceeds from sales	(1,475)

F-82

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

	American	American			American Funds	American Funds	American Funds
	Century	Century	American	American	Insurance Series®	Insurance Series®	Insurance Series®
	VP Capital	VP Disciplined	Century	Century	Asset	Asset	Capital World
	Appreciation	Core Value	VP International	VP Value	Allocation	Allocation	Growth and Income
	Division	Division	Division	Division	Division	Division	Division
2023					(Class 1)	(Class 2)
Cost of purchases	$128,026	$888,710	$108,225	$497,377	$23,339	$1,064,913	$59,009
Proceeds from sales	(4,654)	(1,613,736)	(23,527)	(214,462)	(653)	(1,194,105)	(1,344)

	American Funds		American Funds		American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	American Funds	Insurance Series®	Insurance Series®
	Global	Insurance Series®	International	Insurance Series®	The Bond	Washington	Black Rock
	Growth	Growth-Income	Growth and Income	New World	Fund of America	Mutual Investors	High Yield V.I.
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)		(Class 2)
Cost of purchases	$57,075	$984,782	$33,547	$4,244	$23,941	$13,550	$63,497
Proceeds from sales	(22,790)	(819,408)	(990)	(381)	(818)	(2,731)	(12,654)

	Black Rock	BNY Mellon	Delaware	Delaware VIP®	Delaware VIP®	DFA	DFA
	Small Cap	MidCap	Ivy VIP Science	Emerging	Small Cap	VA International	U.S. Targeted
	Index V.I.	Stock	and Technology	Markets	Value	Small	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$130,643	$82,874	$31,529	$40,354	$26,844	$12,592	$17,007
Proceeds from sales	(20,773)	(3,906)	(117)	(3,607)	(2,305)	(2,256)	(3,062)

			Eaton Vance			Fidelity®
	DFA	DWS	VT	Fidelity®	Fidelity®	VIP	Fidelity®
	VIT Inflation-	Small Cap	Floating-Rate	VIP	VIP	Extended	VIP
	Protected Securities	Index	Income	Bond Index	Contrafund®	Market Index	Freedom 2020
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$3,221	$320,339	$4,569	$38,038	$3,911,683	$127,866	$424
Proceeds from sales	(2,809)	(351,168)	(651)	(887)	(5,420,054)	(17,762)	(70)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$156,942	$228,190	$108,143	$503,034	$42,132	$214,508	$48,693
Proceeds from sales	(26,044)	(58,190)	(24,093)	(51,802)	(8,865)	(24,635)	(5,138)

F-83

Notes To Financial Statements (Continued)

6.   PURCHASES AND SALES OF INVESTMENTS (Continued)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2060	Freedom 2065	Freedom Income	Growth	Index 500	Index 500	International Index
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)					(Initial Class)	(Service Class)
Cost of purchases	$111,091	$1,490	$43,793	$406,704	$-	$832,210	$131,865
Proceeds from sales	(28,552)	(64)	(1,427)	(37,140)	(1)	(52,692)	(2,990)

		Franklin	Franklin	Goldman	Goldman	Goldman	Goldman
	Fidelity®	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs
	VIP	Value	Income	Core Fixed	International	Mid Cap	Mid Cap
	Overseas	VIP	VIP	Income	Equity Insights	Growth	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$101,372	$547,572	$13,566	$409	$44,854	$4,903	$155,225
Proceeds from sales	(468)	(552,633)	(13,442)	(6)	(442)	(129)	(16,944)

	Goldman	Invesco
	Sachs	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Strategic	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.
	Growth	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$650,802	$176,051	$799,434	$266,057	$710,836	$150,528	$6,731,646
Proceeds from sales	(814,003)	(582,513)	(2,621,208)	(170,760)	(6,125,498)	(47,931)	(4,162,393)

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Global	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Real Estate	Strategic Income	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$10,602	$291,079	$97,911	$1,446,588	$60,656	$199,785	$212,307
Proceeds from sales	(197)	(500,629)	(120,603)	(944,814)	(2,224)	(141,408)	(272,050)

Janus
	Janus	Henderson	MFS®	MFS®	MFS®	MFS®	MFS®
	Henderson	Global	Global	Growth	International	Investors	Mid Cap
	Forty	Research	Real Estate	Series	Intrinsic Value	Trust	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$439,577	$1,038,791	$5,653	$29,843	$52,241	$21,659	$175,822
Proceeds from sales	(1,392,619)	(609,758)	(909)	(15,883)	(445)	(30,813)	(20,980)

F-84

Notes To Financial Statements (Continued)

6.     PURCHASES AND SALES OF INVESTMENTS (Continued)

	MFS®		MML	MML	MML		MML
	New	MFS®	Aggressive	American Funds	Balanced	MML	Blue Chip
	Discovery	Value	Allocation	Growth	Allocation	Blend	Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$52,124	$454,242	$55,727	$186,293	$3,752	$913,882	$128,560
Proceeds from sales	(53,289)	(6,762)	(2,619)	(47,865)	(88,234)	(1,261,778)	(254,610)

	MML	MML		MML	MML	MML
	Conservative	Dynamic	MML	Equity	Equity	Focused	MML
	Allocation	Bond	Equity	Income	Index	Equity	Foreign
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$25,339	$4,407	$4,702,366	$92,657	$6,665,659	$67,788	$30,486
Proceeds from sales	(7,804)	(253)	(3,334,791)	(1,827)	(4,102,540)	(6,500)	(2,471)

MML
		MML	MML	Inflation-	MML	MML	MML
	MML	Growth	Income &	Protected	Large Cap	Managed	Managed
	Global	Allocation	Growth	and Income	Growth	Bond	Volatility
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$10,587	$106,157	$30,873	$285,851	$28,708	$971,599	$379,021
Proceeds from sales	(11,233)	(16,600)	(23,589)	(144,067)	(1,153)	(834,268)	(139,334)

				MML			MML
	MML	MML	MML	Short-	MML	MML	Strategic
	Mid Cap	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Emerging
	Growth	Value	Allocation	Bond	Equity	Growth Equity	Markets
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$116,174	$100,183	$24,236	$16,726	$705,193	$544,392	$13,157
Proceeds from sales	(9,822)	(1,813)	(6,541)	(281)	(810,162)	(466,938)	(410)

F-85

Notes To Financial Statements (Continued)

6.     PURCHASES AND SALES OF INVESTMENTS (Continued)

	MML	MML U.S.	PIMCO				T. Rowe Price
	Total Return	Government	Global Bond	PIMCO	PIMCO	PIMCO	Blue Chip
	Bond	Money Market	Opportunities	High Yield	Real Return	Total Return	Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)			(Unhedged)
Cost of purchases	$22,711	$12,177,962	$10,289	$51,832	$3,039	$10,762	$153,138
Proceeds from sales	(405)	(7,075,200)	(10,714)	(1,601)	(165)	(599)	(279,143)

		T. Rowe Price	T. Rowe Price	Templeton	Templeton
	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global Bond	Vanguard VIF	Vanguard VIF
	Equity Income	Bond	Growth	VIP	VIP	Balanced	Capital Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$778,048	$6,487	$4,399,051	$448,940	$4,069	$70,244	$65,392
Proceeds from sales	(869,035)	(5,994)	(4,774,869)	(311,354)	(258)	(1,571)	(2,578)

					Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Real Estate	Short-Term
	Diversified Value	Equity Income	Growth	International	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division
2023 (Continued)
Cost of purchases	$34,699	$289,718	$9,743	$111,409	$19,254	$39,195
Proceeds from sales	(6,382)	(122,347)	(46)	(2,377)	(5,777)	(755)

F-86

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS

       The changes in outstanding units for each of the years in the two-year period ended December 31, 2024 were as follows:

	American Funds	American Funds	American Funds	American Funds	American Funds	American Funds
	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	Insurance Series®	American Funds
	American	Asset	Asset	Capital World	Global	Global Small	Insurance Series®
	High-Income	Allocation	Allocation	Growth and Income	Growth	Capitalization	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
2024		(Class 1)	(Class 2)
Units purchased	103,577	70,248	81,930	52	202,280	11	46,205
Units withdrawn	(643)	(5,478)	(93,512)	(680)	(4,220)	-	(87,421)
Units transferred between Divisions and (to) from General Account	(3,671)	340,996	27,998	(62,255)	91,374	-	(36,842)
Net increase (decrease)	99,263	405,766	16,416	(62,883)	289,434	11	(78,058)

	American Funds		American Funds	American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	Insurance Series®	Insurance Series®		Black Rock
	International	Insurance Series®	The Bond	Washington	Washington	Black Rock	Small Cap
	Growth and Income	New World	Fund of America	Mutual Investors	Mutual Investors	High Yield V.I.	Index V.I.
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)				(Class 1A)	(Class 2)		(Class I)
Units purchased	88,286	12,414	69,171	1,110	16	120,446	160,870
Units withdrawn	(1,424)	(550)	(2,143)	(192)	-	(2,733)	(10,223)
Units transferred between Divisions and (to) from General Account	(7,068)	(830)	(6,424)	27,801	-	(5,132)	1,088
Net increase (decrease)	79,794	11,034	60,604	28,719	16	112,581	151,735

	Black Rock	Black Rock	BNY Mellon	Dimensional	Dimensional	Dimensional	Dimensional
	Small Cap	Total Return	MidCap	VA Global	VA International	VA U.S. Targeted	VIT Inflation-
	Index V.I.	V.I.	Stock	Bond	Small	Value	Protected Securities
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)	(Class III)
Units purchased	67,898	166,484	138,566	-	5,386	9,406	90,197
Units withdrawn	(5,438)	(1,785)	(3,349)	-	(1,928)	(2,379)	(990)
Units transferred between Divisions and (to) from General Account	(23,887)	(24,766)	(62,624)	4,305	4,165	2,635	-
Net increase (decrease)	38,573	139,933	72,593	4,305	7,623	9,662	89,207

		Eaton Vance				Fidelity®	Fidelity®
	DWS	VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Bond Index	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Units purchased	29,962	10	191,021	618,780	666,033	122,274	136,578
Units withdrawn	(52,250)	(82)	(8,453)	(6,782)	(793,063)	(6,245)	(5,621)
Units transferred between Divisions and (to) from General Account	(68,623)	507	4,837	(3,437)	254,480	305	(13,601)
Net increase (decrease)	(90,911)	435	187,405	608,561	127,450	116,334	117,356

F-87

Notes To Financial Statements (Continued)

7.   NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	8	105,888	94,677	72,774	1,309,382	28,622	520,035
Units withdrawn	(80)	(5,230)	(6,521)	(3,033)	(43,604)	(1,186)	(19,622)
Units transferred between Divisions and (to) from General Account	3,708	(273,105)	84,177	(13,037)	(274,250)	3,470	(3,510)
Net increase (decrease)	3,636	(172,447)	172,333	56,704	991,528	30,906	496,903

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2055	Freedom 2060	Freedom 2065	Freedom Income	Growth	Health Care	Index 500
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	47,968	74,540	508	40,508	200,233	73,971	1,108,725
Units withdrawn	(1,769)	(4,180)	(23)	(2,537)	(13,981)	(2,814)	(47,562)
Units transferred between Divisions and (to) from General Account	(502)	52,045	(877)	308,502	(64,094)	21	427,303
Net increase (decrease)	45,697	122,405	(392)	346,473	122,158	71,178	1,488,466

						Fidelity®	Fidelity®
	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	VIP	VIP	VIP	VIP	VIP	Strategic	Total Market
	International Index	International Index	Overseas	Real Estate	Real Estate	Income	Index
2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Units purchased	195,671	235,282	57,325	15,261	1,699	34,200	434,669
Units withdrawn	(11,741)	(6,558)	(2,926)	(661)	(127)	(3,166)	(54,322)
Units transferred between Divisions and (to) from General Account	6,514	(11,355)	(37,984)	13	45,667	(26)	10,866
Net increase (decrease)	190,444	217,369	16,415	14,613	47,239	31,008	391,213

	Franklin	Franklin	Goldman	Goldman	Goldman	Goldman	Goldman
	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs	Sachs
	Value	Income	Core Fixed	International	Mid Cap	Mid Cap	Strategic
	VIP	VIP	Income	Equity Insights	Growth	Value	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	66,154	145,368	6	197,962	15	6,883	37,341
Units withdrawn	(62,643)	(2,280)	(47)	(3,596)	(171)	(2,847)	(96,360)
Units transferred between Divisions and (to) from General Account	(48,372)	-	38	(18,940)	52,853	(147,588)	(10,005)
Net increase (decrease)	(44,861)	143,088	(3)	175,426	52,697	(143,552)	(69,024)

F-88

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Invesco
	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.		Invesco V.I.
	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.	Global
	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	289,534	312,121	105,819	473,085	311,590	325,722	168,502
Units withdrawn	(150,331)	(997,574)	(138,497)	(1,043,243)	(29,940)	(699,291)	(2,805)
Units transferred between Divisions and (to) from General Account	(12,463)	(71,838)	928	9,180	(21,827)	183,857	(12,365)
Net increase (decrease)	126,740	(757,291)	(31,750)	(560,978)	259,823	(189,712)	153,332

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Government	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Strategic Income	Money Market	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	174,322	12	4,701	123,563	63,933	23,377	20,732
Units withdrawn	(218,906)	(5)	(14,151)	(255,011)	(3,093)	(42,628)	(69,333)
Units transferred between Divisions and (to) from General Account	(28,981)	5,391	25,048	(34,795)	51,233	(70,900)	(5,551)
Net increase (decrease)	(73,565)	5,398	15,598	(166,243)	112,073	(90,151)	(54,152)

		Janus	Janus Henderson	LVIP American	LVIP American	LVIP American
	Janus	Henderson	Global	Century	Century	Century	LVIP American
	Henderson	Global	Technology and	Capital	Disciplined	Inflation	Century
	Forty	Research	Innovation	Appreciation	Core Value	Protection	International
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	93,844	168,811	101,512	148,866	236,367	62,537	97,171
Units withdrawn	(251,085)	(401,810)	(4,954)	(3,088)	(584,869)	(980)	(3,030)
Units transferred between Divisions and (to) from General Account	(148,943)	(13,794)	(84)	(173,235)	(62,033)	-	(1,774)
Net increase (decrease)	(306,184)	(246,793)	96,474	(27,457)	(410,535)	61,557	92,367

	LVIP American	Macquarie VIP	Macquarie VIP		Macquarie VIP	Macquarie VIP	MFS®
	Century	Asset	Emerging	Macquarie VIP	Science	Small Cap	Global
	Value	Strategy	Markets	Growth	and Technology	Value	Real Estate
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	20,806	87	6,300	11,890	4,388	50,333	2,661
Units withdrawn	(71,773)	(26)	(2,645)	(75)	(2,831)	(893)	(887)
Units transferred between Divisions and (to) from General Account	603	-	(8,631)	-	203,299	5,140	30,737
Net increase (decrease)	(50,364)	61	(4,976)	11,815	204,856	54,580	32,511

F-89

Notes To Financial Statements (Continued)

7.     NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MFS®	MFS®	MFS®	MFS®	MFS®		MML
	Growth	International	Investors	Mid Cap	New	MFS®	Aggressive
	Series	Intrinsic Value	Trust	Value	Discovery	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	45	59,102	639	99,627	4,683	285,447	392,799
Units withdrawn	(372)	(1,260)	(3,785)	(5,608)	(10,945)	(10,188)	(27,825)
Units transferred between Divisions and (to) from General Account	1,818	(77,925)	(10)	(18,756)	(982)	(5,943)	1,891
Net increase (decrease)	1,491	(20,083)	(3,156)	75,263	(7,244)	269,316	366,865

	MML	MML	MML		MML	MML	MML
	American Funds	American Funds	Balanced	MML	Blue Chip	Conservative	Dynamic
	Core Allocation	Growth	Allocation	Blend	Growth	Allocation	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	37,249	206,758	94,040	224,628	314,572	108	229,553
Units withdrawn	(7,443)	(36,483)	(14,178)	(447,882)	(162,301)	(152)	(1,318)
Units transferred between Divisions and (to) from General Account	1,958	129,539	41,605	(23,461)	205,868	(5,360)	-
Net increase (decrease)	31,764	299,814	121,467	(246,715)	358,139	(5,404)	228,235

		MML	MML	MML	MML		MML
	MML	Equity	Equity	Equity	Focused	MML	Fundamental
	Equity	Income	Index	Index	Equity	Foreign	Equity
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)			(Class II)	(Class III)
Units purchased	610,474	21,317	316,683	1,072,694	1,288	179,882	56,186
Units withdrawn	(1,204,195)	(3,523)	(1,353,999)	(82,986)	(981)	(4,899)	(2,975)
Units transferred between Divisions and (to) from General Account	210,060	152,484	(5,224)	11,151	(55,989)	11,049	(9,806)
Net increase (decrease)	(383,661)	170,278	(1,042,540)	1,000,859	(55,682)	186,032	43,405

							MML
	MML			MML	MML	MML	Inflation-
	Fundamental	MML	MML	Growth	High	Income &	Protected
	Value	Global	Global	Allocation	Yield	Growth	and Income
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)		(Service Class I)	(Class II)
Units purchased	14,571	67	3,986	430,814	7,582	27,358	149,418
Units withdrawn	(816)	(205)	(439)	(31,550)	(1,583)	(9,204)	(145,219)
Units transferred between Divisions and (to) from General Account	37	(617)	-	110,317	1,625	(13,985)	11,796
Net increase (decrease)	13,792	(755)	3,547	509,581	7,624	4,169	15,995

F-90

Notes To Financial Statements (Continued)

7.   NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	MML	MML	MML	MML	MML	MML	MML
	International	iShares® 60/40	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap
	Equity	Allocation	Allocation	Growth	Bond	Volatility	Growth
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	6,484	17,659	108,291	214,490	208,095	27,195	131,940
Units withdrawn	(1,427)	(17,122)	(15,710)	(11,018)	(337,224)	(82,413)	(8,983)
Units transferred between Divisions and (to) from General Account	-	18,904	735	(62,498)	275,222	3,065	(46,694)
Net increase (decrease)	5,057	19,441	93,316	140,974	146,093	(52,153)	76,263

	MML	MML	Short-	MML	MML	MML	MML
	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Small	Small/Mid Cap
	Value	Allocation	Bond	Equity	Growth Equity	Company Value	Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	171,416	5,962	10,862	97,440	277,879	8,920	58,374
Units withdrawn	(6,385)	(2,068)	(2,043)	(239,770)	(160,693)	(929)	(4,585)
Units transferred between Divisions and (to) from General Account	(46,471)	(52,460)	2,062	73,632	(298,064)	-	108,268
Net increase (decrease)	118,560	(48,566)	10,881	(68,698)	(180,878)	7,991	162,057

	MML				PIMCO
	Strategic	MML	MML	MML U.S.	Commodity	PIMCO
	Emerging	Sustainable	Total Return	Government	RealReturn®	Global Bond	PIMCO
	Markets	Equity	Bond	Money Market	Strategy	Opportunities	High Yield
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	405,414	99,960	24,960	1,772,310	235,607	5,614	33,503
Units withdrawn	(6,274)	(1,863)	(3,137)	(4,549,557)	(2,567)	(2,578)	(3,826)
Units transferred between Divisions and (to) from General Account	-	4	12,633	(103,988)	-	-	1,637
Net increase (decrease)	399,140	98,101	34,456	(2,881,235)	233,040	3,036	31,314

				Schwab®	T. Rowe Price		T. Rowe Price
	PIMCO	PIMCO	PIMCO	S&P 500	Blue Chip	T. Rowe Price	Limited-Term
	Income	Real Return	Total Return	Index	Growth	Equity Income	Bond
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	8,658	15	93,345	2,066	11,339	51,998	633
Units withdrawn	(1,922)	(57)	(1,827)	(85)	(42,943)	(133,876)	(23)
Units transferred between Divisions and (to) from General Account	6	178	6,779	106,970	(51,756)	15,377	869
Net increase (decrease)	6,742	136	98,297	108,951	(83,360)	(66,501)	1,479

F-91

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	T. Rowe Price	Templeton	Templeton	TOPS®
	Mid-Cap	Foreign	Global Bond	Moderate	Vanguard VIF	Vanguard VIF	Vanguard VIF
	Growth	VIP	VIP	Growth ETF	Balanced	Capital Growth	Diversified Value
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	152,537	82,053	4,444	43,161	64,460	73,874	17,456
Units withdrawn	(469,106)	(141,584)	(324)	(1,790)	(4,823)	(3,141)	(2,383)
Units transferred between Divisions and (to) from General Account	(47,217)	(36,718)	-	604,673	22,576	-	(42,846)
Net increase (decrease)	(363,786)	(96,249)	4,120	646,044	82,213	70,733	(27,773)

		Vanguard VIF			Vanguard VIF	Vanguard VIF	Vanguard VIF
	Vanguard VIF	Global Bond	Vanguard VIF	Vanguard VIF	Mid Cap	Real Estate	Short-Term
	Equity Income	Index	Growth	International	Index	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
Units purchased	440,615	91,357	45,504	-	164,305	192,633	38,475
Units withdrawn	(22,563)	(6,288)	(1,149)	(1,469)	(8,445)	(7,177)	(962)
Units transferred between Divisions and (to) from General Account	899,952	4,903	(15,058)	(134,304)	16,776	10,349	(20,204)
Net increase (decrease)	1,318,004	89,972	29,297	(135,773)	172,636	195,805	17,309

	Vest
	US Large Cap
	10% Buffer
	Strategies V.I.
	Division
2024 (Continued)
Units purchased	32,148
Units withdrawn	(2,644)
Units transferred between Divisions and (to) from General Account	249
Net increase (decrease)	29,753

F-92

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

					American Funds	American Funds	American Funds
	American Century	American Century	American	American	Insurance Series®	Insurance Series®	Insurance Series®
	VP Capital	VP Disciplined	Century	Century	Asset	Asset	Capital World
	Appreciation	Core Value	VP International	VP Value	Allocation	Allocation	Growth and Income
	Division	Division	Division	Division	Division	Division	Division
2023					(Class 1)	(Class 2)
Units purchased	19,905	299,781	123,768	24,799	-	103,373	132
Units withdrawn	(3,548)	(575,800)	(2,712)	(36,069)	(588)	(310,879)	(1,575)
Units transferred between Divisions and (to) from General Account	139,400	(12,573)	(22,085)	15,319	23,799	32,607	64,326
Net increase (decrease)	155,757	(288,592)	98,971	4,049	23,211	(174,899)	62,883

	American Funds		American Funds		American Funds	American Funds
	Insurance Series®	American Funds	Insurance Series®	American Funds	Insurance Series®	Insurance Series®
	Global	Insurance Series®	International	Insurance Series®	The Bond	Washington	Black Rock
	Growth	Growth-Income	Growth and Income	New World	Fund of America	Mutual Investors	High Yield V.I.
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)		(Class 2)
Units purchased	16,057	54,540	7,891	2,925	10,909	27	13,732
Units withdrawn	(1,179)	(144,831)	(781)	(416)	(798)	(323)	(1,079)
Units transferred between Divisions and (to) from General Account	23,540	(1,867)	26,325	1,656	14,972	11,157	35,426
Net increase (decrease)	38,418	(92,158)	33,435	4,165	25,083	10,861	48,079

	Black Rock	BNY Mellon	Delaware	Delaware VIP®	Delaware VIP®	DFA	DFA
	Small Cap	MidCap	Ivy VIP Science	Emerging	Small Cap	VA International	U.S. Targeted
	Index V.I.	Stock	and Technology	Markets	Value	Small	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	108,766	5,190	8,305	4,936	24,530	3,175	1,533
Units withdrawn	(5,648)	(2,033)	(133)	(2,312)	(491)	(1,948)	(2,310)
Units transferred between Divisions and (to) from General Account	7,951	76,408	26,486	41,414	966	8,283	8,144
Net increase (decrease)	111,069	79,565	34,658	44,038	25,005	9,510	7,367

			Eaton Vance			Fidelity®
	DFA	DWS	VT	Fidelity®	Fidelity®	VIP	Fidelity®
	VIT Inflation-	Small Cap	Floating-Rate	VIP	VIP	Extended	VIP
	Protected Securities	Index	Income	Bond Index	Contrafund®	Market Index	Freedom 2020
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	406	31,457	1,293	5,826	336,137	14,710	187
Units withdrawn	(627)	(92,459)	(58)	(918)	(980,742)	(2,933)	(7)
Units transferred between Divisions and (to) from General Account	(61)	22,516	2,411	36,298	27,392	101,182	215
Net increase (decrease)	(282)	(38,486)	3,646	41,206	(617,213)	112,959	395

F-93

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	142,932	29,866	69,432	132,199	37,089	69,971	34,399
Units withdrawn	(4,427)	(3,260)	(2,795)	(7,894)	(1,043)	(2,929)	(1,577)
Units transferred between Divisions and (to) from General Account	2,902	158,395	24,783	359,368	(738)	137,898	13,518
Net increase (decrease)	141,407	185,001	91,420	483,673	35,308	204,940	46,340

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2060	Freedom 2065	Freedom Income	Growth	Index 500	Index 500	International Index
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)					(Initial Class)	(Service Class)
Units purchased	31,594	555	15,362	148,544	-	559,862	116,786
Units withdrawn	(1,502)	(43)	(1,084)	(12,202)	-	(22,457)	(4,315)
Units transferred between Divisions and (to) from General Account	60,130	1,030	30,798	276,347	-	267,307	21,860
Net increase (decrease)	90,222	1,542	45,076	412,689	-	804,712	134,331

		Franklin	Franklin	Goldman	Goldman	Goldman	Goldman
	Fidelity®	Small Cap	Strategic	Sachs	Sachs	Sachs	Sachs
	VIP	Value	Income	Core Fixed	International	Mid Cap	Mid Cap
	Overseas	VIP	VIP	Income	Equity Insights	Growth	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	85	55,814	9,791	174	9,618	10	5,298
Units withdrawn	(626)	(49,572)	(581)	(7)	(414)	(167)	(2,730)
Units transferred between Divisions and (to) from General Account	113,025	39,465	(9,210)	285	35,687	6,137	123,651
Net increase (decrease)	112,484	45,707	-	452	44,891	5,980	126,219

	Goldman	Invesco
	Sachs	Oppenheimer V.I.	Invesco V.I.		Invesco V.I.	Invesco V.I.
	Strategic	International	Capital	Invesco V.I.	Discovery	Diversified	Invesco V.I.
	Growth	Growth	Appreciation	Core Plus Bond	Mid Cap Growth	Dividend	Global
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	65,924	46,736	443,757	93,331	519,615	24,405	331,032
Units withdrawn	(83,597)	(139,850)	(783,154)	(138,982)	(1,086,717)	(21,181)	(722,402)
Units transferred between Divisions and (to) from General Account	(80,496)	(54,846)	(23,615)	68,854	(588,044)	22,509	(128,903)
Net increase (decrease)	(98,169)	(147,960)	(363,012)	23,203	(1,155,146)	25,733	(520,273)

F-94

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Invesco V.I.	Invesco V.I.	Invesco V.I.		Invesco V.I.		Janus
	Global	Global	Health	Invesco V.I.	Small Cap	Invesco V.I.	Henderson
	Real Estate	Strategic Income	Care	Main Street	Equity	Technology	Balanced
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	23	184,048	6,704	154,023	70,795	31,617	22,559
Units withdrawn	(276)	(210,072)	(17,310)	(317,571)	(2,805)	(43,134)	(51,319)
Units transferred between Divisions and (to) from General Account	12,774	(48,318)	6,989	(13,460)	217	39,942	2,536
Net increase (decrease)	12,521	(74,342)	(3,617)	(177,008)	68,207	28,425	(26,224)

		Janus
	Janus	Henderson	MFS®	MFS®	MFS®	MFS®	MFS®
	Henderson	Global	Global	Growth	International	Investors	Mid Cap
	Forty	Research	Real Estate	Series	Intrinsic Value	Trust	Value
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	116,555	261,985	2,512	13,147	83	1,020	41,618
Units withdrawn	(273,709)	(418,444)	(405)	(492)	(541)	(3,303)	(4,223)
Units transferred between Divisions and (to) from General Account	(34,847)	180,513	2,877	4,329	55,524	(1,454)	112,249
Net increase (decrease)	(192,001)	24,054	4,984	16,984	55,066	(3,737)	149,644

	MFS®		MML	MML	MML		MML
	New	MFS®	Aggressive	American Funds	Balanced	MML	Blue Chip
	Discovery	Value	Allocation	Growth	Allocation	Blend	Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)

Units purchased	6,346	413,517	69	1,006	47	238,169	89,396
Units withdrawn	(10,659)	(8,653)	(532)	(2,625)	(837)	(451,788)	(129,886)
Units transferred between Divisions and (to) from General Account	5,132	10,477	47,991	116,780	(96,774)	45,618	2,783
Net increase (decrease)	819	415,341	47,528	115,161	(97,564)	(168,001)	(37,707)

	MML	MML		MML	MML	MML
	Conservative	Dynamic	MML	Equity	Focused	Focused	MML
	Allocation	Bond	Equity	Income	Index	Equity	Foreign
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	13	4,554	589,435	96	309,553	77	24,996
Units withdrawn	(141)	(296)	(1,319,548)	(1,916)	(1,011,631)	(1,530)	(2,324)
Units transferred between Divisions and (to) from General Account	18,003	-	(48,763)	81,898	23,294	58,026	5,201
Net increase (decrease)	17,875	4,258	(778,876)	80,078	(678,784)	56,573	27,873

F-95

Notes To Financial Statements (Continued)

7.    NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

				MML
		MML	MML	Inflation-	MML	MML	MML
	MML	Growth	Income &	Protected	Large Cap	Managed	Managed
	Global	Allocation	Growth	and Income	Growth	Bond	Volatility
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	82	235	79	71,557	17,211	183,569	34,943
Units withdrawn	(235)	(1,798)	(604)	(90,469)	(1,614)	(330,398)	(61,482)
Units transferred between Divisions and (to) from General Account	(2,440)	67,617	(1,250)	62,701	9,160	172,811	(9,775)
Net increase (decrease)	(2,593)	66,054	(1,775)	43,789	24,757	25,982	(36,314)

				MML			MML
	MML	MML	MML	Short-	MML	MML	Strategic
	Mid Cap	Mid Cap	Moderate	Duration	Small Cap	Small Cap	Emerging
	Growth	Value	Allocation	Bond	Equity	Growth Equity	Markets
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	64,825	94	57	4,299	95,157	101,811	4,798
Units withdrawn	(3,655)	(1,870)	(433)	(299)	(158,308)	(126,119)	(373)
Units transferred between Divisions and (to) from General Account	57,683	81,480	13,662	12,667	57,709	292,169	11,113
Net increase (decrease)	118,853	79,704	13,286	16,667	(5,442)	267,861	15,538

	MML	MML U.S.	PIMCO				T. Rowe Price
	Total Return	Government	Global Bond	PIMCO	PIMCO	PIMCO	Blue Chip
	Bond	Money Market	Opportunities	High Yield	Real Return	Total Return	Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)			(Unhedged)
Units purchased	13,923	7,449,567	1,943	52,605	7	223	14,457
Units withdrawn	(574)	(2,568,815)	(2,655)	(1,219)	(25)	(196)	(32,238)
Units transferred between Divisions and (to) from General Account	11,830	(560,722)	(2,308)	-	3,102	10,642	3,341
Net increase (decrease)	25,179	4,320,030	(3,020)	51,386	3,084	10,669	(14,440)

		T. Rowe Price	T. Rowe Price	Templeton	Templeton
	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global Bond	Vanguard VIF	Vanguard VIF
	Equity Income	Bond	Growth	VIP	VIP	Balanced	Capital Growth
	Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	65,327	2,451	199,283	102,507	4,203	58,247	66,140
Units withdrawn	(160,545)	(206)	(556,981)	(152,203)	(282)	(1,819)	(2,639)
Units transferred between Divisions and (to) from General Account	(17,807)	(1,750)	(56,417)	59,647	-	15,949	-
Net increase (decrease)	(113,025)	495	(414,115)	9,951	3,921	72,377	63,501

F-96

Notes To Financial Statements (Continued)

7.   NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

					Vanguard VIF	Vanguard VIF
	Vanguard VIF	Vanguard VIF	Vanguard VIF	Vanguard VIF	Real Estate	Short-Term
	Diversified Value	Equity Income	Growth	International	Index	Investment-Grade
	Division	Division	Division	Division	Division	Division
2023 (Continued)
Units purchased	15,215	217,550	2,254	-	21,079	39,590
Units withdrawn	(2,385)	(7,679)	(80)	(3,068)	(883)	(783)
Units transferred between Divisions and (to) from General Account	11,417	(67,643)	9,112	138,841	(5,022)	-
Net increase (decrease)	24,247	142,228	11,286	135,773	15,174	38,807

F-97

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

	At December 31,					For the Years Ended December 31,
						Investment
		Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
	Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
American Funds Insurance Series® American High-Income Division[5]
2024	99,264	$-	-	$1.13	$111,712	20.17%	-%	-	0.60%	-%	-	9.73%
American Funds Insurance Series® Asset Allocation Division (Class 1)[5]
2024	428,976	-	-	1.19	509,149	3.56	-	-	0.60	-	-	16.74
2023	23,211	-	-	1.02	23,599	2.47	-	-	0.60	-	-	14.55
American Funds Insurance Series® Asset Allocation Division (Class 2)
2024	2,472,109	5.04	to	5.37	12,860,723	2.21	0.25	to	0.55	15.80	to	16.15
2023	2,455,694	4.35	to	4.63	11,010,757	2.24	0.25	to	0.55	13.64	to	13.98
2022	2,630,594	3.83	to	4.06	10,357,028	1.93	0.25	to	0.55	(13.88)	to	(13.62)
2021	2,597,036	4.44	to	4.70	11,859,082	1.54	0.25	to	0.55	14.47	to	14.81
2020	2,612,782	3.88	to	4.09	10,395,398	1.71	0.25	to	0.55	11.84	to	12.18
American Funds Insurance Series® Capital World Growth and Income Division⁵
2024	-	-	-	1.17	-	-	-	-	0.60	-	-	14.00
2023	62,883	-	-	1.03	64,552	1.93	-	-	0.60	-	-	20.87
American Funds Insurance Series® Global Growth Division[5]
2024	343,163	-	-	1.08	370,777	2.72	-	-	0.60	-	-	13.94
2023	53,729	-	-	0.95	50,952	1.33	-	-	0.60	-	-	22.90
2022	15,311	-	-	0.77	11,814	1.26	-	-	0.60	-	-	(24.54)
American Funds Insurance Series® Global Small Capitalization Division
2024	11	-	-	0.95	10	-	-	-	0.80	-	-	(4.53)
American Funds Insurance Series® Growth-Income Division
2024	1,772,517	7.77	to	8.29	14,141,103	1.12	0.25	to	0.55	23.54	to	23.92
2023	1,850,575	6.29	to	6.69	11,923,829	1.39	0.25	to	0.55	25.45	to	25.82
2022	1,942,734	5.01	to	5.32	9,958,087	1.29	0.25	to	0.55	(16.95)	to	(16.70)
2021	1,978,822	6.04	to	6.39	12,199,405	1.11	0.25	to	0.55	23.41	to	23.79
2020	2,310,967	4.89	to	5.16	11,567,104	1.38	0.25	to	0.55	12.92	to	13.26
American Funds Insurance Series® International Growth and Income Division [5]
2024	113,229	-	-	1.05	119,314	4.67	-	-	0.60	-	-	3.64
2023	33,435	-	-	1.02	33,993	3.60	-	-	0.60	-	-	16.08
American Funds Insurance Series® New World Division[5]
2024	29,974	-	-	0.98	29,523	1.47	-	-	0.60	-	-	6.86
2023	18,940	-	-	0.92	17,458	1.88	-	-	0.60	-	-	16.22
2022	14,775	-	-	0.79	11,718	2.91	-	-	0.60	-	-	(21.86)
American Funds Insurance Series® The Bond Fund of America Division [5]
2024	90,080	-	-	0.93	83,473	5.16	-	-	0.60	-	-	1.23
2023	29,476	-	-	0.92	26,982	5.10	-	-	0.60	-	-	4.89
2022	4,392	-	-	0.87	3,833	2.58	-	-	0.60	-	-	(12.49)
American Funds Insurance Series® Washington Mutual Investors Division (Class 1A)⁵
2024	39,580	-	-	1.32	52,091	6.36	-	-	0.60	-	-	19.15
2023	10,861	-	-	1.10	11,997	1.39	-	-	0.60	-	-	17.29
F-98

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
American Funds Insurance Series® Washington Mutual Investors Division (Class 2)
	2024	16	$-	-	$0.98	$16	-%	-%	-	0.80%	-%	-	(2.08)%
BlackRock High Yield V.I. Division[5]
	2024	205,914	-	-	1.11	228,156	6.90	-	-	0.60	-	-	8.29
	2023	93,333	-	-	1.02	95,497	6.56	-	-	0.60	-	-	13.23
	2022	45,254	-	-	0.90	40,891	4.75	-	-	0.60	-	-	(10.35)
BlackRock Small Cap Index V.I. Division (Class I)[5]
	2024	151,735	-	-	1.14	173,378	5.04	-	-	0.80	-	-	11.44
BlackRock Small Cap Index V.I. Division (Class III)[5]
	2024	298,274	-	-	1.06	315,273	1.58	-	-	0.60	-	-	11.07
	2023	259,701	-	-	0.95	247,149	1.12	-	-	0.60	-	-	16.43
	2022	148,632	-	-	0.82	121,493	2.04	-	-	0.60	-	-	(20.63)
BlackRock Total Return V.I. Division[5]
	2024	139,933	-	-	0.92	128,612	2.74	-	-	0.60	-	-	1.39
BNY Mellon MidCap Stock Division[5]
	2024	152,157	-	-	1.18	178,885	0.49	-	-	0.60	-	-	12.33
	2023	79,565	-	-	1.05	83,271	0.52	-	-	0.60	-	-	17.99
	2022	-	-	-	0.89	-	0.56	-	-	0.60	-	-	(14.28)
Dimensional VA Global Bond Division[5]
	2024	4,305	-	-	1.04	4,460	-	-	-	0.60	-	-	5.38
Dimensional VA International Small Division[4,5]
	2024	66,908	-	-	1.01	67,707	3.54	-	-	0.60	-	-	3.82
	2023	59,284	-	-	0.97	57,786	3.34	-	-	0.60	-	-	14.11
	2022	49,773	-	-	0.85	42,517	4.67	-	-	0.60	-	-	(17.64)
Dimensional VA U.S. Targeted Value Division[4,5]
	2024	77,388	-	-	1.29	99,861	1.52	-	-	0.60	-	-	8.14
	2023	67,727	-	-	1.19	80,818	1.66	-	-	0.60	-	-	20.03
	2022	60,359	-	-	0.99	60,005	2.23	-	-	0.60	-	-	(4.21)
Dimensional VIT Inflation-Protected Securities Division[4,5]
	2024	107,310	-	-	0.94	100,545	7.62	-	-	0.60	-	-	1.88
	2023	18,103	-	-	0.92	16,648	3.96	-	-	0.60	-	-	4.02
	2022	18,385	-	-	0.88	16,254	14.26	-	-	0.60	-	-	(12.45)
DWS Small Cap Index Division
	2024	919,816	4.83	to	5.38	4,614,200	1.16	0.25	to	0.55	10.54	to	10.87
	2023	1,010,726	4.37	to	4.85	4,568,445	1.13	0.25	to	0.55	16.12	to	16.47
	2022	1,049,211	3.76	to	4.17	4,075,492	0.92	0.25	to	0.55	(21.07)	to	(20.83)
	2021	1,101,337	4.76	to	5.27	5,419,937	0.83	0.25	to	0.55	13.87	to	14.22
	2020	1,145,219	4.18	to	4.61	4,937,438	1.10	0.25	to	0.55	18.78	to	19.13
Eaton Vance VT Floating-Rate Income Division[5]
	2024	4,081	-	-	1.18	4,799	8.08	-	-	0.60	-	-	7.85
	2023	3,646	-	-	1.09	3,976	6.88	-	-	0.60	-	-	11.47
Fidelity® VIP Bond Index Division (Initial Class)
	2024	187,405	-	-	1.04	195,508	6.93	-	-	0.80	-	-	4.10
F-99

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Bond Index Division (Service Class 2)[5]
	2024	649,767	$-	-	$0.92	$595,445	6.02%	-%	-	0.60%	-%	-	1.00%
	2023	41,206	-	-	0.91	37,387	2.48	-	-	0.60	-	-	5.13
Fidelity® VIP Contrafund® Division[5]
	2024	11,071,160	9.74	to	11.99	101,135,005	0.19	0.25	to	0.55	33.05	to	33.79
	2023	10,943,710	7.32	to	8.98	79,541,615	0.49	0.25	to	0.55	32.72	to	33.12
	2022	11,560,924	5.51	to	6.75	63,406,218	0.51	0.25	to	0.55	(26.72)	to	(26.50)
	2021	12,140,233	7.52	to	9.18	90,757,280	0.06	0.25	to	0.55	27.13	to	27.52
	2020	12,860,701	5.92	to	7.20	75,496,258	0.25	0.25	to	0.55	29.85	to	30.24
Fidelity® VIP Extended Market Index Division (Initial Class)
	2024	116,334	-	-	1.13	131,226	3.26	-	-	0.80	-	-	10.56
Fidelity® VIP Extended Market Index Division (Service Class)[5]
	2024	413,320	-	-	1.11	456,803	1.32	-	-	0.60	-	-	12.03
	2023	295,965	-	-	0.99	291,990	1.79	-	-	0.60	-	-	17.11
	2022	183,005	-	-	0.84	154,173	1.97	-	-	0.60	-	-	(18.30)
Fidelity® VIP Freedom 2020 Division[5]
	2024	4,030	-	-	1.03	4,147	2.99	-	-	0.60	-	-	7.55
	2023	394	-	-	0.96	377	2.14	-	-	0.60	-	-	12.34
Fidelity® VIP Freedom 2025 Division[5]
	2024	81,080	-	-	1.04	84,369	1.06	-	-	0.60	-	-	8.40
	2023	253,527	-	-	0.96	243,367	3.08	-	-	0.60	-	-	13.48
	2022	112,120	-	-	0.85	94,841	2.01	-	-	0.60	-	-	(16.51)
Fidelity® VIP Freedom 2030 Division[5]
	2024	362,679	-	-	1.06	382,806	2.34	-	-	0.60	-	-	9.34
	2023	190,346	-	-	0.97	183,741	2.60	-	-	0.60	-	-	14.56
	2022	5,345	-	-	0.84	4,504	1.86	-	-	0.60	-	-	(16.94)
Fidelity® VIP Freedom 2035 Division[5]
	2024	205,804	-	-	1.08	223,084	2.06	-	-	0.60	-	-	10.93
	2023	149,100	-	-	0.98	145,691	2.25	-	-	0.60	-	-	16.71
	2022	57,680	-	-	0.84	48,292	1.99	-	-	0.60	-	-	(17.75)
Fidelity® VIP Freedom 2040 Division[5]
	2024	1,554,650	-	-	1.12	1,741,302	1.56	-	-	0.60	-	-	12.99
	2023	563,122	-	-	0.99	558,221	2.06	-	-	0.60	-	-	18.77
	2022	79,449	-	-	0.83	66,312	2.51	-	-	0.60	-	-	(18.30)
Fidelity® VIP Freedom 2045 Division[5]
	2024	94,306	-	-	1.13	106,765	1.46	-	-	0.60	-	-	13.70
	2023	63,400	-	-	1.00	63,127	1.84	-	-	0.60	-	-	19.33
	2022	28,092	-	-	0.83	23,440	1.13	-	-	0.60	-	-	(18.30)
Fidelity® VIP Freedom 2050 Division[5]
	2024	718,990	-	-	1.13	814,403	1.48	-	-	0.60	-	-	13.74
	2023	222,087	-	-	1.00	221,174	1.97	-	-	0.60	-	-	19.36
	2022	17,147	-	-	0.83	14,306	1.11	-	-	0.60	-	-	(18.35)
F-100

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Freedom 2055 Division[5]
	2024	134,895	$-	-	$1.13	$152,782	1.37%	-%	-	0.60%	-%	-	13.72%
	2023	89,198	-	-	1.00	88,839	1.72	-	-	0.60	-	-	19.40
	2022	42,857	-	-	0.83	35,748	2.50	-	-	0.60	-	-	(18.36)
Fidelity® VIP Freedom 2060 Division[5]
	2024	227,220	-	-	1.13	257,289	1.41	-	-	0.60	-	-	13.72
	2023	104,814	-	-	1.00	104,363	2.42	-	-	0.60	-	-	19.30
	2022	14,592	-	-	0.83	12,178	1.63	-	-	0.60	-	-	(18.27)
Fidelity® VIP Freedom 2065 Division[5]
	2024	1,660	-	-	1.13	1,879	1.23	-	-	0.60	-	-	13.70
	2023	2,052	-	-	1.00	2,042	1.68	-	-	0.60	-	-	19.29
	2022	511	-	-	0.83	426	2.49	-	-	0.60	-	-	(18.32)
Fidelity® VIP Freedom Income Division[5]
	2024	394,011	-	-	0.99	391,005	8.04	-	-	0.60	-	-	4.28
	2023	47,539	-	-	0.95	45,239	4.58	-	-	0.60	-	-	7.82
	2022	2,462	-	-	0.88	2,173	2.14	-	-	0.60	-	-	(12.06)
Fidelity® VIP Growth Division[5]
	2024	557,533	-	-	1.35	754,310	-	-	-	0.60	-	-	30.26
	2023	435,374	-	-	1.04	452,184	0.05	-	-	0.60	-	-	36.09
	2022	22,685	-	-	0.76	17,312	0.23	-	-	0.60	-	-	(24.52)
Fidelity® VIP Health Care Division
	2024	71,178	-	-	1.05	74,520	-	-	-	0.80	-	-	2.99
Fidelity® VIP Index 500 Division (Initial Class)
	2024	-	-	-	-	-	-	-	-	-	-	-	-
	2023	-	-	-	-	-	-	-	-	-	-	-	-
	2022	-	-	-	-	-	-	-	-	-	-	-	-
	2021	-	-	-	-	-	-	-	-	-	-	-	-
	2020	93	-	-	7.87	732	5.11	-	-	0.90	-	-	17.18
Fidelity® VIP Index 500 Division (Service Class)[5]
	2024	2,781,159	-	-	1.31	3,650,760	1.35	-	-	0.60	-	-	24.77
	2023	1,292,693	-	-	1.05	1,359,985	1.59	-	-	0.60	-	-	26.07
	2022	487,980	-	-	0.83	407,222	1.97	-	-	0.60	-	-	-
Fidelity® VIP International Index Division (Initial Class)
	2024	190,444	-	-	1.04	197,526	6.41	-	-	0.80	-	-	1.63
Fidelity® VIP International Index Division (Service Class 2)[5]
	2024	458,433	-	-	1.04	476,603	3.27	-	-	0.60	-	-	4.82
	2023	241,064	-	-	0.99	239,090	2.78	-	-	0.60	-	-	15.88
	2022	106,733	-	-	0.86	91,354	3.00	-	-	0.60	-	-	(16.21)
Fidelity® VIP Overseas Division[5]
	2024	128,898	-	-	0.99	127,757	1.46	-	-	0.60	-	-	5.05
	2023	112,483	-	-	0.94	105,862	1.06	-	-	0.60	-	-	20.50
Fidelity® VIP Real Estate Division (Initial Class)
	2024	14,614	-	-	1.17	17,164	3.79	-	-	0.80	-	-	16.19
F-101

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Real Estate Division (Service Class)
	2024	47,239	$-	-	$0.90	$42,335	3.63%	-%	-	0.60%	-%	-	6.38%
Fidelity® VIP Strategic Income Division
	2024	31,008	-	-	1.06	32,919	7.77	-	-	0.80	-	-	5.56
Fidelity® VIP Total Market Index Division
	2024	391,213	-	-	1.18	461,972	1.94	-	-	0.80	-	-	15.58
Franklin Small Cap Value VIP Division
	2024	767,582	1.17	to	7.38	4,689,824	0.92	0.25	to	0.60	11.43	to	11.71
	2023	812,443	1.05	to	6.62	4,355,256	0.53	0.25	to	0.60	12.46	to	12.74
	2022	766,735	5.55	to	5.89	4,114,825	0.97	0.25	to	0.55	(10.56)	to	(10.29)
	2021	791,211	6.20	to	6.56	5,020,912	1.00	0.25	to	0.55	24.68	to	25.05
	2020	833,367	4.98	to	5.25	4,241,739	1.46	0.25	to	0.55	4.61	to	4.93
Franklin Strategic Income VIP Division[5]
	2024	143,088	-	-	1.01	143,988	-	-	-	0.60	-	-	4.02
	2023	-	-	-	0.97	-	3.49	-	-	0.60	-	-	8.18
Goldman Sachs Core Fixed Income Division[5]
	2024	449	-	-	0.91	410	2.72	-	-	0.60	-	-	0.89
	2023	452	-	-	0.90	409	2.59	-	-	0.60	-	-	5.83
Goldman Sachs International Equity Insights Division[5]
	2024	220,317	-	-	1.12	246,404	6.31	-	-	0.60	-	-	6.13
	2023	44,891	-	-	1.05	47,304	6.24	-	-	0.60	-	-	18.71
Goldman Sachs Mid Cap Growth Division[5]
	2024	58,676	-	-	1.07	63,057	-	-	-	0.60	-	-	20.29
	2023	5,979	-	-	0.89	5,342	-	-	-	0.60	-	-	18.45
Goldman Sachs Mid Cap Value Division[5]
	2024	208,245	-	-	1.17	242,702	0.99	-	-	0.60	-	-	12.40
	2023	351,797	-	-	1.04	364,780	1.04	-	-	0.60	-	-	11.42
	2022	225,578	-	-	0.93	209,931	0.72	-	-	0.60	-	-	(9.99)
Goldman Sachs Strategic Growth Division
	2024	1,520,672	5.76	to	7.28	9,104,557	-	0.25	to	0.55	31.64	to	32.03
	2023	1,589,695	4.38	to	5.51	7,220,406	-	0.25	to	0.55	41.17	to	41.59
	2022	1,687,865	3.10	to	3.89	5,435,947	-	0.25	to	0.55	(32.89)	to	(32.68)
	2021	1,624,019	4.62	to	5.78	7,767,679	-	0.25	to	0.55	21.26	to	21.62
	2020	1,670,007	3.81	to	4.75	6,575,794	0.09	0.25	to	0.55	39.73	to	40.16
Invesco Oppenheimer V.I. International Growth Division
	2024	1,437,440	2.94	to	3.16	3,772,859	0.66	0.25	to	0.55	(2.21)	to	(1.92)
	2023	1,310,700	3.01	to	3.22	4,056,404	0.60	0.25	to	0.55	20.40	to	20.76
	2022	1,458,660	2.50	to	2.66	3,747,356	-	0.25	to	0.55	(27.53)	to	(27.31)
	2021	1,534,899	3.45	to	3.67	5,445,291	-	0.25	to	0.55	9.62	to	9.94
	2020	1,744,201	3.14	to	3.33	5,653,505	1.02	0.25	to	0.55	20.83	to	21.20
F-102

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Capital Appreciation Division
	2024	11,268,281	$6.91	to	$8.22	$73,203,751	-%	0.25%	to	0.55%	33.42%	to	33.83%
	2023	12,025,572	5.18	to	6.14	58,605,516	-	0.25	to	0.55	34.64	to	35.04
	2022	12,388,585	3.85	to	4.55	44,834,018	-	0.25	to	0.55	(31.16)	to	(30.96)
	2021	12,845,322	5.59	to	6.59	67,562,853	-	0.25	to	0.55	21.90	to	22.26
	2020	13,538,141	4.59	to	5.39	58,489,775	-	0.25	to	0.55	35.84	to	36.25
Invesco V.I. Core Plus Bond Division[6]
	2024	1,735,150	1.52	to	1.58	2,812,874	3.69	0.25	to	0.55	2.49	to	2.80
	2023	1,766,901	1.48	to	1.54	2,790,568	2.65	0.25	to	0.55	5.56	to	5.88
	2022	1,743,697	1.40	to	1.46	2,604,427	1.93	0.25	to	0.55	(14.50)	to	(14.24)
	2021	1,723,340	1.63	to	1.82	3,005,336	2.13	0.25	to	0.55	(2.19)	to	(1.89)
	2020	1,710,803	1.66	to	1.75	3,047,589	3.20	0.25	to	0.55	9.11	to	9.44
Invesco V.I. Discovery Mid Cap Growth Division
	2024	13,509,731	0.99	to	5.84	63,827,002	-	0.25	to	0.60	23.92	to	24.23
	2023	14,070,708	0.80	to	4.72	54,170,282	-	0.25	to	0.60	12.87	to	13.15
	2022	15,225,855	3.98	to	4.18	53,052,881	-	0.25	to	0.55	(31.36)	to	(31.15)
	2021	15,717,057	5.80	to	6.07	80,082,095	-	0.25	to	0.55	18.45	to	18.80
	2020	16,663,788	4.89	to	5.11	71,808,430	0.04	0.25	to	0.55	39.92	to	40.34
Invesco V.I. Diversified Dividend Division
	2024	607,327	1.25	to	2.54	1,114,688	2.23	0.25	to	0.60	12.93	to	13.22
	2023	347,505	1.11	to	2.25	736,838	2.04	0.25	to	0.60	8.77	to	9.04
	2022	321,772	1.95	to	2.07	646,113	1.99	0.25	to	0.55	(2.22)	to	(1.92)
	2021	305,130	1.99	to	2.11	625,298	1.50	0.25	to	0.55	18.24	to	18.60
	2020	675,691	1.68	to	1.78	1,182,698	3.02	0.25	to	0.55	(0.41)	to	(0.11)
Invesco V.I. Global Division
	2024	8,115,298	1.06	to	9.48	62,810,026	-	0.25	to	0.60	15.78	to	16.07
	2023	8,305,010	0.92	to	8.19	57,370,793	0.23	0.25	to	0.60	34.40	to	34.73
	2022	8,825,282	5.54	to	6.09	45,622,416	-	0.25	to	0.55	(32.14)	to	(31.93)
	2021	9,101,728	8.17	to	8.95	69,283,191	-	0.25	to	0.55	14.86	to	15.20
	2020	9,544,563	7.11	to	7.77	63,229,251	0.71	0.25	to	0.55	26.94	to	27.32
Invesco V.I. Global Real Estate Division[5]
	2024	165,853	-	-	0.83	137,918	5.60	-	-	0.60	-	-	(1.80)
	2023	12,521	-	-	0.85	10,603	1.45	-	-	0.60	-	-	9.05
Invesco V.I. Global Strategic Income Division
	2024	2,785,982	2.58	to	2.76	7,193,941	3.10	0.25	to	0.60	2.59	to	2.90
	2023	2,859,546	2.51	to	2.68	7,309,937	-	0.25	to	0.55	8.29	to	8.61
	2022	2,933,888	2.32	to	2.47	6,917,394	-	0.25	to	0.55	(11.95)	to	(11.68)
	2021	3,014,902	2.64	to	2.80	8,063,814	4.74	0.25	to	0.55	(3.94)	to	(3.65)
	2020	3,083,588	2.75	to	2.90	8,573,918	6.04	0.25	to	0.55	2.83	to	3.14
Invesco V.I. Government Money Market Division
	2024	5,398	-	-	1.03	5,575	0.43	-	-	0.60	-	-	3.27
Invesco V.I. Health Care Division
	2024	233,675	4.98	to	5.32	1,186,791	-	0.25	to	0.55	3.59	to	3.91
	2023	218,077	4.81	to	5.12	1,067,398	-	0.25	to	0.55	2.46	to	2.77
	2022	221,693	4.70	to	4.98	1,059,257	-	0.25	to	0.55	(13.79)	to	(13.53)
	2021	235,172	5.45	to	5.76	1,300,387	0.21	0.25	to	0.55	11.68	to	12.02
	2020	206,043	4.88	to	5.14	1,021,762	0.34	0.25	to	0.55	13.83	to	14.17
F-103

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Main Street Division
	2024	4,149,151	$1.24	to	$5.82	$19,551,733	-%	0.25%	to	0.60%	23.33%	to	23.64%
	2023	4,315,393	3.75	to	5.46	16,562,652	0.85	0.25	to	0.90	22.12	to	22.91
	2022	4,492,401	3.06	to	4.47	14,057,896	1.48	0.25	to	0.90	(20.85)	to	(20.33)
	2021	4,671,307	3.86	to	5.65	18,399,746	0.71	0.25	to	0.90	26.43	to	27.25
	2020	4,868,492	3.79	to	4.47	15,106,840	1.51	0.25	to	0.90	12.92	to	13.66
Invesco V.I. Small Cap Equity Division[5]
	2024	240,969	-	-	1.13	272,758	0.14	-	-	0.60	-	-	18.09
	2023	128,897	-	-	0.96	123,550	-	-	-	0.60	-	-	16.58
	2022	60,691	-	-	0.82	49,903	-	-	-	0.60	-	-	(20.51)
Invesco V.I. Technology Division
	2024	467,525	4.13	to	4.43	1,956,744	-	0.25	to	0.55	33.53	to	33.93
	2023	557,676	3.09	to	3.31	1,756,161	-	0.25	to	0.55	46.14	to	46.58
	2022	529,251	2.12	to	2.26	1,140,631	-	0.25	to	0.55	(40.28)	to	(40.10)
	2021	543,034	3.54	to	3.77	1,959,176	-	0.25	to	0.55	13.78	to	14.13
	2020	421,186	3.12	to	3.30	1,340,222	-	0.25	to	0.55	45.31	to	45.75
Janus Henderson Balanced Division
	2024	862,413	5.29	to	5.64	4,635,467	1.76	0.25	to	0.55	14.51	to	14.86
	2023	916,564	4.62	to	4.91	4,298,841	1.80	0.25	to	0.55	14.50	to	14.85
	2022	942,788	4.03	to	4.28	3,859,458	0.98	0.25	to	0.55	(17.07)	to	(16.83)
	2021	967,560	4.86	to	5.14	4,769,561	0.67	0.25	to	0.55	16.27	to	16.62
	2020	971,923	4.18	to	4.41	4,117,190	1.52	0.25	to	0.55	13.40	to	13.74
Janus Henderson Forty Division[4,5]
	2024	3,774,202	6.81	to	7.34	26,406,823	0.11	0.25	to	0.55	27.76	to	28.15
	2023	4,080,387	5.33	to	5.72	22,328,419	0.19	0.25	to	0.55	39.20	to	39.61
	2022	4,272,388	3.83	to	4.10	16,768,158	0.19	0.25	to	0.55	(33.92)	to	(33.72)
	2021	4,439,280	5.80	to	6.19	26,341,966	-	0.25	to	0.55	22.22	to	22.59
	2020	4,684,583	4.74	to	5.05	22,730,497	0.27	0.25	to	0.55	38.64	to	39.05
Janus Henderson Global Research Division[4,5]
	2024	6,261,726	2.50	to	2.69	16,032,318	0.75	0.25	to	0.55	22.90	to	23.27
	2023	6,508,519	2.03	to	2.18	13,534,621	0.93	0.25	to	0.55	26.08	to	26.46
	2022	6,484,464	1.61	to	1.73	10,671,243	1.06	0.25	to	0.55	(19.85)	to	(19.61)
	2021	6,542,222	2.01	to	2.15	13,413,815	0.52	0.25	to	0.55	17.44	to	17.80
	2020	6,895,680	1.71	to	1.82	12,046,888	0.73	0.25	to	0.55	19.40	to	19.76
Janus Henderson Global Technology and Innovation Division
	2024	96,474	-	-	1.21	116,829	-	-	-	0.80	-	-	16.49
LVIP American Century Capital Appreciation Division[4,5]
	2024	144,542	-	-	1.10	159,205	-	-	-	0.60	-	-	24.98
	2023	171,999	-	-	0.88	151,581	-	-	-	0.60	-	-	20.69
	2022	16,242	-	-	0.73	11,860	-	-	-	0.60	-	-	(28.11)
LVIP American Century Disciplined Core Value Division[4]
	2024	7,188,956	4.26	to	4.96	30,760,663	1.31	0.25	to	0.55	12.47	to	12.81
	2023	7,599,490	3.79	to	4.40	28,872,205	1.54	0.25	to	0.55	8.06	to	8.38
	2022	7,888,083	3.50	to	4.06	27,707,765	1.76	0.25	to	0.55	(13.21)	to	(12.95)
	2021	8,286,224	4.04	to	4.66	33,489,182	1.07	0.25	to	0.55	22.97	to	23.34
	2020	8,760,196	3.28	to	3.78	28,800,968	1.96	0.25	to	0.55	11.20	to	11.53

F-104

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
LVIP American Century Inflation Protection Division[4,5]
	2024	61,557	$-	-	$0.92	$56,709	4.12%	-%	-	0.60%	-%	-	1.54%
LVIP American Century International Division[4,5]
	2024	264,843	-	-	0.89	234,598	1.65	-	-	0.60	-	-	2.60
	2023	172,476	-	-	0.86	148,900	1.23	-	-	0.60	-	-	12.57
	2022	73,505	-	-	0.77	56,372	0.01	-	-	0.60	-	-	(24.75)
LVIP American Century Value Division[4]
	2024	475,960	5.67	to	6.05	2,771,615	2.92	0.25	to	0.55	8.88	to	9.21
	2023	526,324	5.21	to	5.54	2,807,129	2.40	0.25	to	0.55	8.50	to	8.83
	2022	522,275	4.80	to	5.09	2,563,563	2.08	0.25	to	0.55	(0.01)	to	0.29
	2021	565,187	4.80	to	5.07	2,766,523	1.74	0.25	to	0.55	23.83	to	24.20
	2020	590,772	3.88	to	4.09	2,330,862	2.37	0.25	to	0.55	0.42	to	0.73
Macquarie VIP Asset Strategy Division[5]
	2024	61	-	-	1.09	67	2.66	-	-	0.80	-	-	7.17
Macquarie VIP Emerging Markets Division[4,5]
	2024	129,483	-	-	0.87	113,019	2.18	-	-	0.60	-	-	4.77
	2023	134,459	-	-	0.83	112,021	1.24	-	-	0.60	-	-	13.45
	2022	90,421	-	-	0.73	66,402	0.33	-	-	0.60	-	-	(27.81)
Macquarie VIP Growth Division[5]
	2024	11,815	-	-	1.00	11,759	-	-	-	0.80	-	-	(0.48)
Macquarie VIP Science and Technology Division[4,5]
	2024	239,514	-	-	1.27	304,161	-	-	-	0.60	-	-	30.59
	2023	34,658	-	-	0.97	33,702	-	-	-	0.60	-	-	39.06
	2022	-	-	-	0.70	-	-	-	-	0.60	-	-	(31.84)
Macquarie VIP Small Cap Value Division[4,5]
	2024	88,077	-	-	1.10	96,855	0.67	-	-	0.60	-	-	11.02
	2023	33,497	-	-	0.99	33,180	0.56	-	-	0.60	-	-	9.10
	2022	8,492	-	-	0.91	7,710	0.16	-	-	0.60	-	-	(12.36)
MFS® Global Real Estate Division[5]
	2024	46,731	-	-	0.82	38,495	2.19	-	-	0.60	-	-	(2.69)
	2023	14,221	-	-	0.85	12,038	0.92	-	-	0.60	-	-	11.46
	2022	9,237	-	-	0.76	7,015	1.49	-	-	0.60	-	-	(26.94)
MFS® Growth Series Division[5]
	2024	18,475	-	-	1.23	22,700	-	-	-	0.60	-	-	31.47
	2023	16,984	-	-	0.93	15,873	-	-	-	0.60	-	-	35.86
MFS® International Intrinsic Value Division[5]
	2024	52,629	-	-	0.98	51,587	0.94	-	-	0.60	-	-	7.25
	2023	72,712	-	-	0.91	66,456	0.94	-	-	0.60	-	-	17.66
	2022	17,645	-	-	0.78	13,707	0.83	-	-	0.60	-	-	(23.56)
MFS® Investors Trust Division
	2024	28,703	7.21	to	7.69	214,951	0.68	0.25	to	0.55	18.86	to	19.22
	2023	31,859	6.07	to	6.45	199,939	0.73	0.25	to	0.55	18.33	to	18.68
	2022	35,596	5.13	to	5.44	187,757	0.67	0.25	to	0.55	(16.95)	to	(16.70)
	2021	43,579	6.17	to	6.53	276,832	0.61	0.25	to	0.55	26.12	to	26.50
	2020	45,535	4.89	to	5.16	228,659	0.63	0.25	to	0.55	13.24	to	13.58

F-105

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MFS® Mid Cap Value Division[5]
	2024	232,096	$-	-	$1.21	$280,300	1.20%	-%	-	0.60%	-%	-	13.75%
	2023	156,833	-	-	1.06	166,515	2.22	-	-	0.60	-	-	12.73
	2022	7,189	-	-	0.94	6,771	1.26	-	-	0.60	-	-	(8.79)
MFS® New Discovery Division
	2024	192,469	6.91	to	7.38	1,350,511	-	0.25	to	0.55	6.13	to	6.46
	2023	199,712	6.51	to	6.93	1,319,477	-	0.25	to	0.55	13.79	to	14.13
	2022	198,893	5.73	to	6.07	1,153,678	-	0.25	to	0.55	(30.14)	to	(29.93)
	2021	206,540	8.20	to	8.67	1,713,165	-	0.25	to	0.55	1.24	to	1.55
	2020	198,887	8.09	to	8.54	1,629,179	-	0.25	to	0.55	45.09	to	45.52
MFS® Value Division[5]
	2024	858,148	-	-	1.16	995,260	1.76	-	-	0.60	-	-	11.61
	2023	588,832	-	-	1.04	611,859	2.04	-	-	0.60	-	-	7.93
	2022	173,491	-	-	0.96	167,026	1.25	-	-	0.60	-	-	(5.91)
MML Aggressive Allocation Division[5]
	2024	451,981	-	-	1.14	499,726	0.58	-	-	0.60	-	-	12.74
	2023	85,116	-	-	1.02	86,393	2.81	-	-	0.60	-	-	18.32
	2022	37,587	-	-	0.86	32,245	2.17	-	-	0.60	-	-	(15.90)
MML American Funds Core Allocation Division[5]
	2024	31,765	-	-	1.12	34,905	1.70	-	-	0.60	-	-	11.87
MML American Funds Growth Division[5]
	2024	612,563	-	-	1.29	781,211	-	-	-	0.60	-	-	31.11
	2023	312,749	-	-	0.99	308,298	1.30	-	-	0.60	-	-	37.96
	2022	197,587	-	-	0.71	141,183	0.46	-	-	0.60	-	-	(30.29)
MML Balanced Allocation Division[5]
	2024	130,045	-	-	1.04	138,115	2.81	-	-	0.60	-	-	7.70
	2023	8,579	-	-	0.97	8,320	0.73	-	-	0.60	-	-	12.47
	2022	106,143	-	-	0.86	91,521	4.47	-	-	0.60	-	-	(14.73)
MML Blend Division
	2024	4,950,851	4.14	to	4.62	21,118,460	1.90	0.25	to	0.55	14.01	to	14.36
	2023	5,197,567	3.63	to	4.04	19,502,262	1.70	0.25	to	0.55	16.97	to	17.32
	2022	5,365,568	3.10	to	3.44	17,184,867	1.36	0.25	to	0.55	(17.05)	to	(16.80)
	2021	5,593,994	3.74	to	4.13	21,565,470	2.11	0.25	to	0.55	14.39	to	14.74
	2020	5,888,589	3.27	to	3.60	19,854,871	-	0.25	to	0.55	12.25	to	12.58
MML Blue Chip Growth Division
	2024	2,402,303	1.24	to	5.94	8,949,879	-	0.25	to	0.60	35.36	to	35.70
	2023	2,044,164	0.91	to	4.39	6,421,821	-	0.25	to	0.60	49.16	to	49.53
	2022	2,081,871	2.05	to	2.94	4,393,641	-	0.25	to	0.55	(39.83)	to	(39.65)
	2021	2,198,892	3.40	to	4.88	7,706,004	-	0.25	to	0.55	15.70	to	16.05
	2020	2,293,703	2.94	to	4.20	6,938,832	-	0.25	to	0.55	33.67	to	34.07

F-106

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Conservative Allocation Division[5]
	2024	17,471	$-	-	$1.02	$17,886	4.54%	-%	-	0.60%	-%	-	6.61%
	2023	22,875	-	-	0.96	21,961	4.71	-	-	0.60	-	-	11.66
	2022	5,000	-	-	0.86	4,299	4.13	-	-	0.60	-	-	(14.74)
MML Dynamic Bond Division[5]
	2024	236,911	-	-	0.93	219,249	1.35	-	-	0.60	-	-	(0.38)
	2023	8,676	-	-	0.93	8,059	6.08	-	-	0.60	-	-	7.99
	2022	4,418	-	-	0.86	3,801	4.01	-	-	0.60	-	-	(13.98)
MML Equity Division
	2024	12,034,282	1.27	to	4.40	47,597,335	1.99	0.25	to	0.60	19.09	to	19.38
	2023	12,417,944	1.07	to	3.70	42,224,713	2.11	0.25	to	0.60	9.05	to	9.32
	2022	13,196,820	3.08	to	3.39	41,303,532	1.62	0.25	to	0.55	(5.17)	to	(4.88)
	2021	13,695,916	3.25	to	3.56	45,209,185	1.66	0.25	to	0.55	29.55	to	29.94
	2020	14,662,278	2.51	to	2.74	37,318,429	2.33	0.25	to	0.55	2.46	to	2.77
MML Equity Income Division[5]
	2024	250,356	-	-	1.21	302,246	0.71	-	-	0.60	-	-	11.67
	2023	80,077	-	-	1.09	87,052	2.27	-	-	0.60	-	-	9.54
MML Equity Index Division (Class II)
	2024	10,956,482	6.16	to	7.31	66,491,014	1.11	0.25	to	0.55	23.91	to	24.28
	2023	11,999,022	4.97	to	5.88	59,220,858	1.40	0.25	to	0.55	25.24	to	25.61
	2022	12,677,806	3.97	to	4.68	49,911,583	1.24	0.25	to	0.55	(18.80)	to	(18.55)
	2021	13,438,070	4.89	to	5.75	64,913,639	1.43	0.25	to	0.55	27.67	to	28.05
	2020	14,122,463	3.83	to	4.49	53,409,222	1.86	0.25	to	0.55	17.57	to	17.92
MML Equity Index Division (Class III)
	2024	1,000,860	-	-	1.18	1,184,000	0.95	-	-	0.80	-	-	15.84
MML Focused Equity Division[5]
	2024	892	-	-	1.18	969	-	-	-	0.60	-	-	10.09
	2023	56,573	-	-	1.07	60,558	0.97	-	-	0.60	-	-	9.88
MML Foreign Division[5]
	2024	273,223	-	-	1.06	290,073	3.99	-	-	0.60	-	-	3.46
	2023	87,192	-	-	1.03	89,474	1.50	-	-	0.60	-	-	16.22
	2022	59,319	-	-	0.88	52,376	3.92	-	-	0.60	-	-	(14.58)
MML Fundamental Equity Division[5]
	2024	43,405	-	-	1.24	51,679	0.30	-	-	0.60	-	-	23.71
MML Fundamental Value Division[5]
	2024	13,792	-	-	1.07	14,798	0.19	-	-	0.80	-	-	5.51
MML Global Division (Service Class I)[5]
	2024	16,223	-	-	1.01	16,443	0.88	-	-	0.60	-	-	5.46
	2023	16,979	-	-	0.96	16,319	0.85	-	-	0.60	-	-	14.08
	2022	19,572	-	-	0.84	16,489	2.48	-	-	0.60	-	-	(18.00)
MML Global Division (Class II)
	2024	3,547	-	-	1.05	3,719	-	-	-	0.80	-	-	4.16
F-107

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Growth Allocation Division[5]
	2024	744,635	$-	-	$1.11	$817,487	1.75%	-%	-	0.60%	-%	-	10.93%
	2023	235,054	-	-	1.00	234,861	2.89	-	-	0.60	-	-	15.98
	2022	169,001	-	-	0.86	145,598	4.61	-	-	0.60	-	-	(15.30)
MML High Yield Division[5]
	2024	7,624	-	-	1.10	8,271	5.66	-	-	0.60	-	-	9.15
MML Income & Growth Division[5]
	2024	64,644	-	-	1.28	79,454	2.09	-	-	0.60	-	-	14.90
	2023	60,476	-	-	1.12	67,514	1.92	-	-	0.60	-	-	9.19
	2022	62,250	-	-	1.02	63,645	1.49	-	-	0.60	-	-	(0.31)
MML Inflation-Protected and Income Division
	2024	840,219	1.87	to	2.00	1,517,410	4.47	0.25	to	0.55	2.16	to	2.46
	2023	824,224	1.83	to	1.95	1,525,020	4.73	0.25	to	0.55	4.85	to	5.17
	2022	780,434	1.74	to	1.85	1,377,748	2.66	0.25	to	0.55	(13.82)	to	(13.56)
	2021	780,377	2.02	to	2.14	1,598,174	1.05	0.25	to	0.55	5.82	to	6.13
	2020	809,571	1.91	to	2.02	1,567,317	0.11	0.25	to	0.55	10.51	to	10.84
MML International Equity Division[5]
	2024	5,056	-	-	1.03	5,106	1.59	-	-	0.80	-	-	(0.30)
MML iShares® 60/40 Allocation Division
	2024	19,441	-	-	1.10	21,306	5.12	-	-	0.80	-	-	8.29
MML iShares® 80/20 Allocation Division
	2024	93,316	-	-	1.12	104,122	2.26	-	-	0.80	-	-	9.76
MML Large Cap Growth Division[5]
	2024	218,651	-	-	1.48	300,185	-	-	-	0.60	-	-	34.09
	2023	77,676	-	-	1.11	85,949	-	-	-	0.60	-	-	51.71
	2022	52,920	-	-	0.73	38,599	-	-	-	0.60	-	-	(27.55)
MML Managed Bond Division
	2024	3,746,878	0.94	to	2.68	8,651,365	4.67	0.25	to	0.60	3.62	to	3.88
	2023	3,600,784	0.90	to	2.58	8,414,738	3.99	0.25	to	0.60	6.43	to	6.70
	2022	3,574,803	2.19	to	2.43	8,063,734	3.10	0.25	to	0.55	(15.47)	to	(15.22)
	2021	3,646,841	2.59	to	2.86	9,722,049	3.17	0.25	to	0.55	0.26	to	0.56
	2020	3,648,610	2.58	to	2.85	9,681,421	0.10	0.25	to	0.55	7.12	to	7.44
MML Managed Volatility Division
	2024	683,998	2.66	to	2.85	1,899,105	0.61	0.25	to	0.55	14.22	to	14.56
	2023	736,150	2.32	to	2.49	1,783,242	0.58	0.25	to	0.55	12.26	to	12.59
	2022	772,465	2.07	to	2.21	1,663,432	0.48	0.25	to	0.55	(12.53)	to	(12.27)
	2021	786,050	2.37	to	2.52	1,930,357	0.85	0.25	to	0.55	10.93	to	11.26
	2020	1,103,239	2.13	to	2.26	2,450,343	1.36	0.25	to	0.55	6.10	to	6.41
F-108

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Mid Cap Growth Division[5]
	2024	264,614	$-	-	$1.05	$278,799	-%	-%	-	0.60%	-%	-	11.16%
	2023	188,351	-	-	0.94	177,385	-	-	-	0.60	-	-	22.64
	2022	69,499	-	-	0.77	53,370	-	-	-	0.60	-	-	(25.11)
MML Mid Cap Value Division[5]
	2024	198,264	-	-	1.17	229,394	2.03	-	-	0.60	-	-	8.53
	2023	79,704	-	-	1.08	86,007	2.59	-	-	0.60	-	-	5.97
MML Moderate Allocation Division[5]
	2024	6,498	-	-	1.07	6,990	0.20	-	-	0.60	-	-	8.87
	2023	55,065	-	-	0.98	54,076	3.12	-	-	0.60	-	-	13.90
	2022	41,779	-	-	0.86	36,023	3.48	-	-	-	-	-	(14.97)
MML Short-Duration Bond Division[5]
	2024	31,851	-	-	1.05	33,467	4.20	-	-	0.60	-	-	6.48
	2023	20,969	-	-	0.99	20,678	4.69	-	-	0.60	-	-	6.94
	2022	4,303	-	-	0.92	3,967	3.45	-	-	0.60	-	-	(7.79)
MML Small Cap Equity Division
	2024	2,653,554	1.15	to	6.34	17,953,331	-	0.25	to	0.60	12.66	to	12.94
	2023	2,722,252	1.02	to	5.63	16,842,706	1.29	0.25	to	0.60	17.52	to	17.81
	2022	2,727,693	4.79	to	5.50	14,569,026	0.71	0.25	to	0.55	(16.34)	to	(16.09)
	2021	2,813,218	5.71	to	6.58	18,003,983	0.43	0.25	to	0.55	22.08	to	22.45
	2020	3,051,892	4.66	to	5.39	15,989,571	0.54	0.25	to	0.55	20.03	to	20.39
MML Small Cap Growth Equity Division
	2024	2,164,128	1.02	to	6.23	8,102,642	0.05	0.25	to	0.60	10.01	to	10.29
	2023	2,345,006	0.93	to	5.67	7,815,423	-	0.25	to	0.60	16.55	to	16.84
	2022	2,077,144	3.63	to	4.86	6,638,520	-	0.25	to	0.55	(23.58)	to	(23.35)
	2021	1,727,118	4.75	to	6.34	8,407,549	-	0.25	to	0.55	6.72	to	7.04
	2020	1,763,635	4.45	to	5.93	8,040,806	-	0.25	to	0.55	34.88	to	35.28
MML Small Company Value Division[5]
	2024	7,991	-	-	1.09	8,588	1.43	-	-	0.60	-	-	7.18
MML Small/Mid Cap Value Division[5]
	2024	162,057	-	-	1.12	180,359	0.70	-	-	0.60	-	-	10.29
MML Strategic Emerging Markets Division[5]
	2024	414,678	-	-	0.80	334,428	0.93	-	-	0.60	-	-	(1.20)
	2023	15,538	-	-	0.81	12,640	0.11	-	-	0.60	-	-	10.47
MML Sustainable Equity Division[5]
	2024	98,101	-	-	1.26	123,322	0.90	-	-	0.60	-	-	19.94
MML Total Return Bond Division[5]
	2024	70,282	-	-	0.90	64,009	2.94	-	-	0.60	-	-	0.47
	2023	35,825	-	-	0.90	32,192	2.73	-	-	0.60	-	-	5.45
	2022	10,646	-	-	0.85	9,073	2.14	-	-	0.60	-	-	(14.70)
MML U.S. Government Money Market Division
	2024	8,177,473	1.11	to	1.50	10,728,038	4.70	0.25	to	0.60	4.54	to	4.80
	2023	11,058,708	1.06	to	1.44	13,469,550	4.52	0.25	to	0.60	4.38	to	4.64
	2022	6,738,678	1.25	to	1.38	8,366,620	1.15	0.25	to	0.55	0.66	to	0.97
	2021	6,554,870	1.24	to	1.36	8,229,386	-	0.25	to	0.55	(0.55)	to	(0.24)
	2020	7,052,178	1.24	to	1.37	8,882,862	0.20	0.25	to	0.55	(0.32)	to	(0.02)

F-109

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Division[5]
	2024	233,040	$-	-	$1.08	$251,642	1.37%	-%	-	0.60%	-%	-	3.97%
PIMCO Global Bond Opportunities Division (Unhedged)[5]
	2024	80,119	-	-	0.94	75,034	3.53	-	-	0.60	-	-	(0.50)
	2023	77,083	-	-	0.94	72,553	2.25	-	-	0.60	-	-	5.26
	2022	80,102	-	-	0.89	71,625	1.15	-	-	0.60	-	-	(11.01)
PIMCO High Yield Division[5]
	2024	82,701	-	-	1.09	89,764	5.86	-	-	0.60	-	-	6.90
	2023	51,386	-	-	1.02	52,173	2.40	-	-	0.60	-	-	12.25
PIMCO Income Division
	2024	6,743	-	-	1.05	7,090	3.32	-	-	0.80	-	-	5.02
PIMCO Real Return Division[5]
	2024	4,980	-	-	0.94	4,703	2.54	-	-	0.60	-	-	2.13
	2023	4,846	-	-	0.92	4,479	2.91	-	-	0.60	-	-	3.67
	2022	1,762	-	-	0.89	1,571	2.87	-	-	0.60	-	-	(11.91)
PIMCO Total Return Division [5]
	2024	124,824	-	-	0.93	116,218	4.01	-	-	0.60	-	-	2.54
	2023	26,526	-	-	0.91	24,086	3.55	-	-	0.60	-	-	5.94
	2022	15,857	-	-	0.86	13,592	1.54	-	-	0.60	-	-	(14.31)
Schwab® S&P 500 Index Division
	2024	108,951	-	-	1.16	126,397	-	-	-	0.60	-	-	16.01
T. Rowe Price Blue Chip Growth Division
	2024	642,001	10.65	to	11.37	6,981,685	-	0.25	to	0.55	34.77	to	35.17
	2023	725,361	7.90	to	8.41	5,839,884	-	0.25	to	0.55	48.47	to	48.92
	2022	739,801	5.32	to	5.65	4,008,886	-	0.25	to	0.55	(38.84)	to	(38.66)
	2021	765,546	8.70	to	9.21	6,779,214	-	0.25	to	0.55	16.98	to	17.33
	2020	885,192	7.44	to	7.85	6,711,833	-	0.25	to	0.55	33.54	to	33.94
T. Rowe Price Equity Income Division
	2024	1,440,730	5.30	to	5.65	7,805,047	1.83	0.25	to	0.55	11.08	to	11.42
	2023	1,507,231	4.77	to	5.07	7,337,651	2.10	0.25	to	0.55	8.94	to	9.27
	2022	1,620,257	4.38	to	4.64	7,235,090	1.89	0.25	to	0.55	(3.87)	to	(3.58)
	2021	1,533,421	4.55	to	4.82	7,109,686	1.56	0.25	to	0.55	24.86	to	25.24
	2020	1,625,637	3.65	to	3.85	6,023,493	2.36	0.25	to	0.55	0.63	to	0.93
T. Rowe Price Limited-Term Bond Division [5]
	2024	2,444	-	-	1.05	2,571	4.20	-	-	0.60	-	-	4.97
	2023	965	-	-	1.00	967	3.22	-	-	0.60	-	-	4.95
	2022	470	-	-	0.96	449	1.94	-	-	0.60	-	-	(4.52)
T. Rowe Price Mid-Cap Growth Division
	2024	5,824,536	11.00	to	12.31	62,529,920	-	0.25	to	0.55	8.71	to	9.04
	2023	6,188,322	10.12	to	11.29	61,055,675	-	0.25	to	0.55	19.30	to	19.66
	2022	6,602,436	8.48	to	9.44	54,630,553	-	0.25	to	0.55	(23.00)	to	(22.77)
	2021	6,954,914	11.02	to	12.22	74,689,436	-	0.25	to	0.55	14.22	to	14.56
	2020	7,370,682	9.65	to	10.67	69,088,919	-	0.25	to	0.55	23.13	to	23.50

F-110

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Templeton Foreign VIP Division
	2024	2,216,851	$1.93	to	$2.21	$4,423,951	2.38%	0.25%	to	0.55%	(1.54)%	to	(1.25)%
	2023	2,313,100	1.96	to	2.23	4,681,550	3.23	0.25	to	0.55	20.10	to	20.46
	2022	2,303,149	1.63	to	1.86	3,880,577	3.04	0.25	to	0.55	(8.11)	to	(7.84)
	2021	2,238,912	1.77	to	2.01	4,092,397	1.85	0.25	to	0.55	3.59	to	3.90
	2020	2,227,458	1.71	to	1.94	3,928,060	3.38	0.25	to	0.55	(1.70)	to	(1.40)
Templeton Global Bond VIP Division[5]
	2024	12,292	-	-	0.88	10,758	-	-	-	0.60	-	-	(11.13)
	2023	8,173	-	-	0.98	8,048	-	-	-	0.60	-	-	3.19
	2022	4,252	-	-	0.95	4,057	-	-	-	0.60	-	-	(4.85)
TOPS® Moderate Growth ETF Division
	2024	646,044	-	-	1.10	711,849	0.76	-	-	0.60	-	-	8.99
Vanguard VIF Balanced Division[5]
	2024	167,046	-	-	1.14	190,499	2.17	-	-	0.60	-	-	14.80
	2023	84,833	-	-	0.99	84,270	1.18	-	-	0.60	-	-	14.33
	2022	12,456	-	-	0.87	10,823	0.43	-	-	0.60	-	-	(14.30)
Vanguard VIF Capital Growth Division[5]
	2024	191,681	-	-	1.26	241,516	1.11	-	-	0.60	-	-	13.41
	2023	120,947	-	-	1.11	134,373	1.14	-	-	0.60	-	-	27.98
	2022	57,447	-	-	0.87	49,870	0.90	-	-	0.60	-	-	(15.49)
Vanguard VIF Diversified Value Division[5]
	2024	58,819	-	-	1.24	73,192	1.57	-	-	0.60	-	-	14.89
	2023	86,592	-	-	1.08	93,789	1.29	-	-	0.60	-	-	20.13
	2022	62,345	-	-	0.90	56,214	-	-	-	0.60	-	-	(11.49)
Vanguard VIF Equity Income Division[5]
	2024	1,621,028	-	-	1.27	2,064,049	1.03	-	-	0.60	-	-	15.12
	2023	303,023	-	-	1.11	335,157	2.93	-	-	0.60	-	-	8.10
	2022	160,794	-	-	1.02	164,523	1.29	-	-	0.60	-	-	(0.66)
Vanguard VIF Global Bond Index Division
	2024	89,973	-	-	1.04	93,942	-	-	-	0.80	-	-	4.35
Vanguard VIF Growth Division[5]
	2024	40,583	-	-	1.25	50,838	0.48	-	-	0.60	-	-	33.14
	2023	11,286	-	-	0.94	10,619	-	-	-	0.60	-	-	40.14
Vanguard VIF International Division[5]
	2024	-	-	-	0.89	-	3.90	-	-	0.60	-	-	9.01
	2023	135,773	-	-	0.81	110,506	1.48	-	-	0.60	-	-	14.65
Vanguard VIF Mid Cap Index Division
	2024	172,636	-	-	1.10	193,944	-	-	-	0.60	-	-	10.14
Vanguard VIF Real Estate Index Division[5]
	2024	237,483	-	-	0.90	234,623	1.39	-	-	0.60	-	-	4.74
	2023	41,678	-	-	0.86	35,916	2.25	-	-	0.60	-	-	11.70
	2022	26,504	-	-	0.77	20,448	0.32	-	-	0.60	-	-	(26.30)
Vanguard VIF Short-Term Investment-Grade Division[5]
	2024	96,335	-	-	1.05	101,227	2.83	-	-	0.60	-	-	4.89
	2023	79,027	-	-	1.00	79,167	1.27	-	-	0.60	-	-	6.16
	2022	40,221	-	-	0.94	37,954	-	-	-	0.60	-	-	(5.72)
Vest US Large Cap 10% Buffer Strategies VI Division
	2024	29,754	-	-	1.11	33,137	-	-	-	0.80	-	-	9.89

F-111

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

[1] The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division/sub-account from the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division/sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the division/sub-account invests.
[2] The expense ratios represent the annualized policy expense of the divisions of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3] The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum expense ratio amounts, some individual policy total returns and unit values are not within the ranges presented.
[4] See Note 2 to the financial statements for the previous name of this division.
[5] This Division/Fund became available to the Separate Account as an investment option on December 13, 2021, and is presented from the year when the investment or unit activity has been started.
[6] After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond in exchange of 1 share of Invesco V.I Core Bond. As a result of the underlying fund merger, the division name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial Highlights for the years 2020-2021 correspond to the Invesco V.I. Core Bond Division.

B.

The separate account assesses "current" charges associated with each policy. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Separate Account. Charges shown below state charges assessed at a monthly rate unless otherwise specified.

	Administrative Charge	Effective annual rate of 0.25% of the policy’s average daily net assets
	This charge is assessed through a reduction in unit values.	in the Separate Account

	Administrative Charge	$5 to $12 per month
This charge is assessed through a redemption of units.

	Mortality and Expense Risk Fees	Effective annual rate of 0.25% - 0.60% of the policy’s
	This charge is assessed through a reduction in unit values	assets held in the Separate Account.
or through the redemption of units.

	Face Amount Charge	$0.00 to $1.06 per $1,000 of face amount or charge is based
	This charge is assessed through a redemption of units.	on the initial selected face amount of the Policy

	Insurance Charge/Cost of Insurance Charge	$0.00 to $82.50 per $1,000 of insurance risk
This charge is assessed through a redemption of units.

	Additional Mortality Fees	$0.00 to $83.33 per $1,000 of insurance risk
	This charge is assessed through a redemption of units.	$0.08 to $83.33 per $1,000 of face amount

	Loan Interest Rate Expense Charge	Effective annual rate of 0.00% to 1.00% of the loan amount
This charge is assessed through a redemption of units.

F-112

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

Rider Charges:
The rider charges do not apply to all products within the Separate Account.
These charges are assessed through the redemption of units.

	A. Disability Benefit	$0.01 to $0.28 per $1 of monthly deductions
$0.00 to $0.09318 per $1,000 of insurance risk

	B. Guaranteed Insurability	$0.03 to $0.11 per $1,000 of option amount

	C. Other Insured	$0.03 to $25.01 per $1,000 of insurance risk

	D. Waiver of Monthly Charges	$0.01 to $0.28 per $1 of monthly deductions

	E. Estate Protection	$0.00 to $14.97 per $1,000 of insurance risk

	F. Survivorship Term	$0.00 to $23.52 per $1,000 of insurance risk
$0.00 to $0.04 per $1,000 of face amount

	G. Additional Mortality Fees	$0.00 to $83.33 per $1,000 of face amount

	H. Term Rider	$0.00 to $31.33 per $1,000 of insurance risk

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-113

C.M. LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2024 and 2023 and

for the years ended December 31, 2024, 2023 and 2022

KPMG LLP

One Financial Plaza
755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

Audit Committee of the Board of Directors

C.M. Life Insurance Company:

Opinions

We have audited the financial statements of C.M. Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the State of Connecticut Insurance Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Hartford, Connecticut

March 3, 2025

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,	December 31,
	2024	2023
	($ In Millions, except for par value)
Assets:
Bonds	$2,647	$2,617
Preferred stocks	11	5
Common stocks – subsidiaries and affiliates	227	239
Common stocks – unaffiliated	11	7
Mortgage loans	669	803
Policy loans	151	144
Partnerships and limited liability companies	161	147
Derivatives	669	562
Cash, cash equivalents and short-term investments	203	740
Other invested assets	256	225
Total invested assets	5,005	5,489
Investment income due and accrued	84	84
Federal income taxes	27	37
Net deferred income taxes	22	24
Other than invested assets	194	179
Total assets excluding separate accounts	5,332	5,813
Separate account assets	1,862	1,732
Total assets	$7,194	$7,545

Liabilities and Surplus:
Policyholders' reserves	$2,822	$3,179
Liabilities for deposit-type contracts	49	56
Contract claims and other benefits	3	10
Transfers due from separate accounts	(3)	(1)
Payable to parent	24	17
General expenses due or accrued	4	—
Asset valuation reserve	81	76
Collateral	70	87
Derivatives	351	279
Other liabilities	230	205
Total liabilities excluding separate accounts	3,631	3,908
Separate account liabilities	1,862	1,732
Total liabilities	5,493	5,640
Capital and surplus:
Common stock, $200 par value 50,000 shares authorized 12,501 shares issued and outstanding	3	3
Paid-in and contributed surplus	500	450
Surplus	1,198	1,452
Total capital and surplus	1,701	1,905
Total liabilities and capital and surplus	$7,194	$7,545

See accompanying notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Revenue:
Premium income	$93	$127	$224
Net investment income	170	211	268
Fees and other income	63	77	99
Total revenue	326	415	591
Benefits, expenses and other deductions:
Policyholders' benefits	722	914	641
Change in policyholders' reserves	(503)	(634)	(276)
General insurance expenses	67	42	60
Commissions	15	21	37
State taxes, licenses and fees	9	7	9
Other deductions	4	1	(23)
Total benefits, expenses and other deductions	314	351	448
Net gain from operations before federal income taxes	12	64	143
Federal income tax expense	8	8	19
Net gain from operations	4	56	124
Net realized capital (losses) gains	(6)	(15)	16
Net (loss) income	$(2)	$41	$140

See accompanying notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGE IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Capital and surplus, beginning of year	$1,905	$1,780	$1,634
Net (decrease) increase due to:
Net (loss) income	(2)	41	140
Change in net unrealized capital gains (losses), net of tax	26	(6)	169
Change in net unrealized foreign exchange capital (losses) gains, net of tax	(22)	27	(49)
Change in other net deferred income taxes	21	14	35
Change in nonadmitted assets	(8)	38	(41)
Change in asset valuation reserve	(5)	17	12
Change in reserve valuation basis	(5)	—	—
Prior period adjustments	(23)	(5)	—
Dividends paid	(190)	—	(163)
Contributions received	—	—	50
Other	4	(1)	(7)
Net (decrease) increase	(204)	125	146
Capital and surplus, end of year	$1,701	$1,905	$1,780

See accompanying notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Cash from operations:
Premium and other income collected	$155	$198	$317
Net investment income	191	220	247
Benefit payments	(742)	(919)	(625)
Net transfers from separate accounts	140	100	106
Commissions and other expenses	(89)	(58)	(99)
Federal and foreign income taxes (paid) recovered	9	(5)	(39)
Net cash used in operations	(336)	(464)	(93)
Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	684	1,327	727
Preferred and common stocks – unaffiliated	3	—	4
Common stocks – affiliated	—	19	—
Mortgage loans	120	173	161
Partnerships and limited liability companies	23	31	41
Derivatives	(37)	(13)	(168)
Other	(7)	109	(46)
Total investment proceeds	786	1,646	719
Cost of investments acquired:
Bonds	(762)	(231)	(528)
Preferred and common stocks – unaffiliated	(6)	—	(1)
Common stocks – affiliated	—	—	(1)
Mortgage loans	(1)	(61)	(37)
Partnerships and limited liability companies	(26)	(17)	(32)
Derivatives	(12)	—	(12)
Other	(22)	—	—
Total investments acquired	(829)	(309)	(611)
Net (increase) decrease in policy loans	(6)	1	—
Net cash (used in) from in investing activities	(49)	1,338	108
Cash from financing and miscellaneous sources:
Net withdrawals on deposit-type contracts	(8)	(14)	(6)
Change in collateral	31	(162)	37
Dividend paid	(190)	—	(163)
Contribution received	—	—	50
Other cash provided (used)	15	(15)	(22)
Net cash (used in) from financing and miscellaneous sources	(152)	(191)	(104)
Net change in cash, cash equivalents and short-term investments	(537)	683	(89)
Cash, cash equivalents and short-term investments:
Beginning of year	740	57	146
End of year	$203	$740	$57

See accompanying notes to statutory financial statements

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

These statutory financial statements include C.M. Life Insurance Company (the Company), a wholly owned stock life insurance subsidiary of Massachusetts Mutual Life Insurance Company (MassMutual). The Company is domiciled in the State of Connecticut. It provides life insurance and annuities to individuals and group life insurance to institutions.

MassMutual is a mutual life insurance company domiciled in the Commonwealth of Massachusetts. MassMutual and its subsidiaries provide individual and group life insurance, disability income insurance (DI), individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s affiliated distribution channel, MassMutual Strategic Distributors (MMSD), Institutional Solutions (IS) and Worksite distribution channels.

The affiliated distribution channel is a sales force of financial professionals that operate in the U.S. The affiliated distribution channel sells life insurance, annuities, hybrid life and long term care insurance (LTC) and DI. The Company’s MMSD channel sells life insurance, DI, annuity, and hybrid life and LTC solutions through a network of third-party distribution partners. The Company’s IS distribution channel places group annuities, life insurance and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s Worksite channel works with advisors and employers across the country to provide American workers with voluntary and executive benefits such as group whole life insurance, group critical illness insurance, group accident insurance and DI, through the workplace.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the State of Connecticut Insurance Department (the Department).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows:

Invested assets

•	Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity
•	Changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes in revenue unless deemed an effective hedge
•	Interest rate and credit default swaps associated with replicated synthetic investment transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value
•	Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the host contract or security and account for them separately at fair value
•	Income recognition on partnerships and limited liability companies, which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation
•	Certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•	Financial assets including mortgage and other commercial loans, equipment loans, held-to-maturity debt securities, and trade, lease, reinsurance and other receivables are accounted for using the other-than-temporary impairments(s) (OTTI) model described in Note 2z, whereas U.S. GAAP would use the current expected credit loss impairment model for these financial assets carried at amortized cost.

Policyholders’ liabilities

•	Statutory policy reserves are generally based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest
•	Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts recoverable or due from reinsurers
•	Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

•	Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period

Net realized capital (losses) gains

•	After-tax realized capital (losses) gains that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Capital and surplus

•	Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation
•	Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances
•	An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and limited liability companies and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve
•	Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP follows the current expected credit losses model
•	Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR, prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•	The change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of these statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment, the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in these statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.	Corrections of errors and reclassifications

For the years ended December 31, 2024 and 2023 corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2024 and 2023
	Increase (Decrease) to:
	Prior Years' Net Income		Current Year Surplus		Asset or Liability Balances
	2024	2023	2024	2023	2024	2023
	(In Millions)
Investment income due and accrued	$(5)	$(2)	$(5)	$(2)	(5)	(2)
Other liabilities	—	—	(9)	—	9	—
Cash, cash equivalents and short-term investments	(18)	—	(18)	—	(18)	—
Policyholders' reserves	—	(3)	—	(3)	—	3
Total	$(23)	$(5)	$(32)	$(5)

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

e.	Common stocks - subsidiaries and affiliates

The Company accounts for the value of its subsidiary and affiliate, primarily, MML Bay State Life Insurance Company (MML Bay State), a wholly owned stock life insurance subsidiary, at their underlying statutory net equity. MML Bay State’s operating results, less dividends declared, are reflected as net unrealized capital gains in the Statutory Statements of Changes in Capital and Surplus. Dividends are recorded in net investment income when declared. The cost basis of common stock – subsidiary and affiliate is adjusted for impairments deemed to be other than temporary consistent with common stocks - unaffiliated.

f.	Common stocks - unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

i.	Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low-income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

j.	Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated synthetic investments are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized capital (losses) gains. Amounts receivable and payable are accrued as net investment income.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

k.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

l.	Investment income due and accrued

Accrued investment income consists primarily of interest, which is recognized on an accrual basis.

m.	Other than invested assets

Other than invested assets primarily includes deferred and uncollected life insurance premium, reinsurance recoverable, and other receivables.

n.	Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money, supplemental accounts and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

The Company has only separate accounts classified as nonguaranteed for which the policyholder/contract holder assumes the investment risk.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

o.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include the amount of deferred tax assets (DTA) (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, certain investments in partnerships and limited liability companies for which qualifying audits are not performed, advances and prepayments, investment income due and accrued, and certain other receivables. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

p.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Premium income, policyholders’ benefits (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue.

q.	Policyholders' reserves

Policyholders’ reserves are developed by actuarial methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force and are determined based on either statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods, or principles-based reserving under Valuation Manual-20, which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDB and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

The fixed index annuity product offers guaranteed lifetime withdrawal benefit (GLWB). A GLWB provides the annuity contract holder with a guarantee that a minimum amount will be available for withdrawal annually for life regardless of the contract value.

Certain individual variable annuity and fixed annuity products offer GMDB. The liability for GMDB is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statement of Operations.

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a single premium immediate annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals follow statutory accounting requirements and are sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

r.	Liabilities for deposit-type contracts

Liabilities for investment-type contracts such as supplementary contracts not involving life contingencies are based on account value or accepted actuarial methods using applicable interest rates.

s.	Transfers due from separate accounts

Transfers due from separate accounts represent a net receivable from the Company’s separate accounts.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

t.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital (losses) gains if resulting from invested asset transactions. Changes in the balances of net deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

u.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

v.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

w.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities or, if negative, is included as net negative (Disallowed) IMR for any admitted portion in other than invested assets.

x.	Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, other miscellaneous liabilities, and accrued separate account transfers.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

y.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

z.	Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)

Net realized capital (losses) gains, net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Net realized capital (losses) gains, including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds – corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and limited liability companies, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

3.	New accounting standards

Adoption of new accounting standards

In August 2023, the NAIC adopted INT 23-01T — Disallowed IMR (“INT 23-01T”). INT 23-01T provides optional, limited-term guidance for the assessment of disallowed IMR for up to 10% of adjusted general account capital and surplus. An insurer’s capital and surplus must first be adjusted to exclude certain “soft assets” including net positive goodwill, electronic data processing equipment and operating system software, net deferred tax assets and admitted disallowed IMR. An insurer will only be able to admit the negative IMR if the insurer's risk-based capital is over 300% authorized control level after adjusting to remove the assets described above.

As adopted, negative IMR may be admitted first in the insurer’s general account and then, if all disallowed IMR in the general account is admitted and the percentage limit is not reached, to the separate account proportionately between insulated and noninsulated accounts. If the insurer can demonstrate historical practice in which acquired gains from derivatives were also reversed to IMR (as liabilities) and amortized, there is no exclusion for derivatives losses. INT 23-01T was adopted by the Company as of September 30, 2023 and will be effective through December 31, 2025. To the extent the Company’s IMR balance is a net negative, the effects of INT 23-01T will be reflected in the Company’s financial position, results of operations, and financial statement disclosures. The Company has adopted this guidance and the adoption resulted in an admitted disallowed IMR of $150 million for C.M. Life.

In March 2023, the NAIC adopted modifications to SSAP No. 34 – Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures and data capture related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (PIK) interest. In August 2023, the NAIC adopted revisions to further clarify the PIK interest disclosure in SSAP No. 34, effective December 31, 2023. The revisions clarify that decreasing amounts to principal balances are first applied to any PIK interest included in the principal balance. The original principal would not be reduced until the PIK interest had been fully eliminated from the balance. The revisions also provide a practical expedient for determining the PIK interest in the cumulative balance by subtracting the original principal/ par value from the current principal/ par value, with the resulting PIK interest not to go less than zero. The modifications did not have a material effect on the Company’s financial statements.

In December 2023, the NAIC adopted revisions, effective January 1, 2024, to avoid allocating realized gains or losses from bond sales to the IMR when sold before a rating downgrade. Revisions were also made to avoid allocating realized gains or losses from mortgage loan sales when there is a credit loss allowance, where payments are not 90 days past due. Revisions were also made to update guidance on changes in credit ratings used to allocate credit or interest rate related gains or losses, requiring identification of realized losses from acute credit events to be allocated to AVR. The modifications did not have a material effect on the Company’s financial statements.

In March 2024, the NAIC adopted revisions to the requirements of audit and admissibility in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, effective March 16, 2024, to better align with the guidance on the look-through methodology. The revisions allow for admitting audited investments in entities owned by unaudited downstream noninsurance holding company SCA entity. The modifications did not have a material effect on the Company’s financial statements.

Future adoption of new accounting standards

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and other related SSAPs, which will become effective January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, “the Bond Project”.

The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an “issuer credit obligation” or an “asset-backed security.”

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

An “issuer credit obligation” is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an “asset-backed security” is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company is currently assessing the impacts of the adopted SSAP No. 26, SSAP No. 43 and other related SSAPs in relation to the financial statements.

In March 2024, the NAIC adopted revisions to SSAP No. 21 - Other Admitted Assets, effective January 1, 2025, clarifying that residuals follow the effective yield approach with a cap and providing an election for the cost recovery method. The modifications are not expected to have a material effect on the Company’s financial statements. The Company will elect the effective yield method using the allowable earned yield, capped by the amount of cash distributions received. The Company is assessing the potential impact on the Company’s financial statements.

Effective January 1, 2025, revisions will be made to short-term investments, which include excluding additional investment types from being reported as cash equivalents or short-term investments regardless of maturity date of the investment at the date of acquisition. Investments will be eliminated from being reported as cash equivalents or short-term investments unless they would qualify under SSAP No. 26 – Bonds as an issuer credit obligation. Such investments will then only qualify as a cash equivalent or short-term investment if they have a maturity date within 3-months (cash equivalents) or 12-months (short-term) from the date of acquisition or meet the specifics requirements for money market mutual funds or cash pooling arrangement. The Company is assessing the potential impact on the Company’s financial statements.

The NAIC adopted revisions to various SSAPs at the Spring 2024 National Meeting for investments in tax credits and acquired tax credits in response to the comments received, as well as updated annual statement reporting categories for tax credit investment risk-based capital. These revisions are in addition to the previous ones, which include broad criteria to scope in various tax credit programs, including solar programs and state specific programs. Proportional amortization will be the measurement approach as with existing low-income housing tax credits, which means recording amortization of the investment in the partnership through net investment income and use of the tax credits in the appropriate tax line. The adopted revisions will be effective on January 1, 2025. The Company is assessing the potential impact on the Company’s financial statements.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company's financial instruments:

	December 31, 2024
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$3	$3	$—	$3	$—
States, territories and possessions	7	7	—	7	—
Political subdivisions	13	13	—	13	—
Special revenue	52	53	—	53	—
Industrial and miscellaneous	2,262	2,029	31	921	1,077
Hybrid securities	6	6	—	6	—
Parent, subsidiaries and affiliates	304	288	—	33	255
Preferred stocks	11	11	6	—	5
Common stocks - subsidiaries and affiliates	7	7	—	—	7
Common stocks - unaffiliated	11	11	7	—	4
Mortgage loans - commercial	530	491	—	—	491
Mortgage loans - residential	139	128	—	—	128
Derivatives:
Interest rate swaps	560	264	—	264	—
Options	28	28	—	28	—
Currency swaps	76	76	—	76	—
Forward contracts	5	5	—	5	—
Cash, cash equivalents and short-term investments	203	203	11	192	—
Separate account assets	1,862	1,862	1,862	—	—
Financial liabilities:
Individual annuity contracts	2,034	2,073	—	—	2,073
Supplementary contracts	42	42	—	—	42
Derivatives:
Interest rate swaps	319	319	—	319	—
Options	15	15	—	15	—
Currency swaps	2	2	—	2	—
Forward contracts	1	1	—	1	—
Financial futures	14	14	14	—	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $220 million.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$3	$3	$—	$3	$—
States, territories and possessions	11	11	—	11	—
Political subdivisions	14	14	—	14	—
Special revenue	71	73	—	73	—
Industrial and miscellaneous	2,254	2,031	—	789	1,242
Parent, subsidiaries and affiliates	264	247	—	35	212
Preferred stocks	5	5	1	—	4
Common stocks - subsidiaries and affiliates	6	6	—	—	6
Common stocks - unaffiliated	7	7	4	—	3
Mortgage loans - commercial	642	601	—	—	601
Mortgage loans - residential	161	146	—	—	146
Derivatives:
Interest rate swaps	423	182	—	182	—
Options	28	28	—	28	—
Currency swaps	62	62	—	62	—
Forward contracts	1	1	—	1	—
Financial Futures	48	48	48	—	—
Cash, cash equivalents and short-term investments	740	740	35	705	—
Separate account assets	1,732	1,732	1,732	—	—
Financial liabilities:
Individual annuity contracts	2,373	2,306	—	—	2,306
Supplementary contracts	49	49	—	—	49
Derivatives:
Interest rate swaps	255	255	—	255	—
Options	16	16	—	16	—
Currency swaps	4	4	—	4	—
Forward contracts	4	4	—	4	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $233 million.

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as SOFR, cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay's Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, GICs and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company's asset/liability management analysis.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$30	$1	$7	$38
Preferred stocks	—	—	5	5
Common stocks - subsidiaries and affiliates	—	—	7	7
Common stocks - unaffiliated	6	—	5	11
Derivatives:
Interest rate swaps	—	560	—	560
Options	—	28	—	28
Currency swaps	—	76	—	76
Forward contracts	—	5	—	5
Separate account assets	1,862	—	—	1,862
Total financial assets carried at fair value	$1,898	$670	$24	$2,592

Financial liabilities:
Interest rate swaps	$—	$319	$—	$319
Options	—	15	—	15
Currency swaps	—	2	—	2
Forward contracts	—	1	—	1
Financial futures	14	—	—	14
Total financial liabilities carried at fair value	$14	$337	$—	$351

The Company does not have any financial instruments that were carried at net asset value as a practical expedient.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$—	$2	$4	$6
Preferred stocks	—	—	4	4
Common stocks - subsidiaries and affiliates	—	—	6	6
Common stocks - unaffiliated	4	—	3	7
Derivatives:
Interest rate swaps	—	421	—	421
Options	—	28	—	28
Currency swaps	—	62	—	62
Forward contracts	—	1	—	1
Financial Futures	48	—	—	48
Separate account assets	1,732	—	—	1,732
Total financial assets carried at fair value	$1,784	$514	$17	$2,315

Financial liabilities:
Interest rate swaps	$—	$255	$—	$255
Options	—	16	—	16
Currency swaps	—	4	—	4
Forward contracts	—	4	—	4
Total financial liabilities carried at fair value	$—	$279	$—	$279

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels in the beginning fair value for the reporting period in which the changes occur.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit-related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps (OIS) and SOFR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company's valuation techniques.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company's Level 3 assets carried at fair value:

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	01/01/24	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/24
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$4	$(6)	$—	$—	$—	$—	$—	$—	$—	$9	$7
Preferred stocks	4	—	1	—	—	—	—	—	—	—	5
Common Stocks:
Subsidiaries and affiliates	6	—	—	—	1	—	—	—	—	—	7
Unaffiliated	3	(1)	2	1	1	—	(1)	—	—	—	5
Total financial assets	$17	$(7)	$3	$1	$2	$—	$(1)	$—	$—	$9	$24

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	01/01/23	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/23
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$10	$(1)	$—	$1	$—	$—	$—	$—	$—	$(6)	$4
Preferred stocks	4	—	—	—	—	—	—	—	—	—	4
Common Stocks:
Subsidiaries and affiliates	5	—	27	—	(26)	—	—	—	—	—	6
Unaffiliated	2	—	(1)	—	2	—	—	—	—	—	3
Total financial assets	$21	$(1)	$26	$1	$(24)	$—	$—	$—	$—	$(6)	$17

Other transfers include assets that are either no longer carried at fair value or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds in other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now higher than the book value.

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

5.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2024
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U.S. government and agencies	$3	$—	$—	$3
States, territories and possessions	7	—	—	7
Political subdivisions	13	1	1	13
Special revenue	52	3	2	53
Industrial and miscellaneous	2,262	6	239	2,029
Hybrid securities	6	—	—	6
Parent, subsidiaries and affiliates	304	—	16	288
Total	$2,647	$10	$258	$2,399

The December 31, 2024 gross unrealized losses exclude $2 million of losses included in the carrying value. These losses include $2 million from NAIC Class 6 bonds and were primarily included in industrial and miscellaneous or parents, subsidiaries and affiliates.

	December 31, 2023
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U.S. government and agencies	$3	$—	$—	$3
States, territories and possessions	11	—	—	11
Political subdivisions	14	1	1	14
Special revenue	71	3	2	73
Industrial and miscellaneous	2,254	7	230	2,031
Parent, subsidiaries and affiliates	264	—	16	248
Total	$2,617	$11	$249	$2,380

The December 31, 2023 gross unrealized losses exclude $1 million of losses included in the carrying value. These losses include $1 million from NAIC Class 6 bonds and were primarily included in industrial and miscellaneous or parents, subsidiaries and affiliates.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use third-party modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2024		2023
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total
		(In Millions)
1	Aaa/Aa/A	$1,322	49%	$1,277	49%
2	Baa	950	36	945	36
3	Ba	306	12	287	11
4	B	44	2	68	3
5	Caa and lower	15	1	31	1
6	In or near default	10	—	9	—
	Total	$2,647	100%	$2,617	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31,
	2024				2023
	RMBS		CMBS		RMBS		CMBS
NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total
	(In Millions)
1	$2	100%	$54	96%	$2	100%	$55	89%
2	—	—	2	4	—	—	4	6
3	—	—	—	—	—	—	3	5
4	—	—	—	—	—	—	—	—
5	—	—	—	—	—	—	—	—
6	—	—	—	—	—	—	—	—
	$2	100%	$56	100%	$2	100%	$62	100%

The following is a summary of the carrying value and fair value of bonds as of December 31, 2024 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$41	$41
Due after one year through five years	738	710
Due after five years through ten years	709	670
Due after ten years	1,159	977
Total	$2,647	$2,398

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Proceeds from sales	$317	$1,041	$422
Gross realized capital gains from sales	3	13	8
Gross realized capital losses from sales	(3)	(91)	(10)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2024
	Less Than 12 Months			12 Months of Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	(In Millions)
U. S. government and agencies	$—	$—	1	$—	$—	1
States, territories and possessions	4	—	2	2	—	2
Political subdivisions	2	—	4	7	1	4
Special revenue	6	—	7	30	2	25
Industrial and miscellaneous	99	3	92	1,165	238	660
Parent, subsidiaries and affiliates	—	—	—	260	17	2
Total	$111	$3	106	$1,464	$258	694

	December 31, 2023
	Less Than 12 Months			12 Months of Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	(In Millions)
U. S. government and agencies	$—	$—	—	$—	$—	1
States, territories and possessions	2	—	2	2	—	2
Political subdivisions	1	—	2	7	1	4
Special revenue	11	—	10	33	2	28
Industrial and miscellaneous	52	5	109	1,520	227	882
Parent, subsidiaries and affiliates	1	—	1	246	16	11
Total	$67	$5	124	$1,808	$246	928

As of December 31, 2024 and 2023, management has not deemed these unrealized losses to be other-than-temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $159 million. Securities in an unrealized loss position for less than 12 months had a fair value of $15 million and unrealized losses of less than $1 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $145 million and unrealized losses of $18 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2023, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $375 million. Securities in an unrealized loss position for less than 12 months had a fair value of $14 million and unrealized losses of $1 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $361 million and unrealized losses of $29 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2024 or 2023 that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $4 million as of December 31, 2024 or 2023.

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue and industrial and miscellaneous bond categories. the Alt-a category includes option adjustable-rate mortgages and the subprime category includes 'scratch and dent' or reperforming pools, high loan-to-value pools and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

As of December 31, 2024, RMBS had a total carrying value of $22 million and a fair value of $21 million of which approximately 28%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $16 million and a fair value of $15 million. As of December 31, 2023, RMBS had a total carrying value of $25 million and a fair value of $22 million of which approximately 30%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $18 million and a fair value of $15 million.

During the years ended December 31, 2024, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2024, total leveraged loans had a carrying value of $310 million and a fair value of $294 million, of which approximately 89%, based on carrying value, were domestic leveraged loans. As of December 31, 2023, total leveraged loans had a carrying value of $313 million and a fair value of $298 million, of which approximately 85%, based on carrying value, were domestic leveraged loans.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower's risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $57 million and fair value of $48 million as of December 31, 2024 and a carrying value of $63 million and fair value of $52 million as of December 31, 2023.

b.	5GI Securities

Securities owned by the Company with an NAIC designation of 5GI securities:

	December 31, 2024			December 31, 2023
	Number of 5GI Securities	Carrying Value	Fair Value	Number of 5GI Securities	Carrying Value	Fair Value
	(In Millions)
Investments:
Bonds - amortized cost	16	$3	$3	29	$13	$13
Preferred stock - amortized cost	—	—	—	1	—	—
Preferred stock - fair value	1	—	—	—	—	—
Total	17	$3	$3	30	$13	$13

c.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2024	2023
	(In Millions)
Carrying value	$11	$5
Fair value	$11	$5

As of December 31, 2024, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $6 million in 2 issuers, $5 million of which was in an unrealized loss position for more than 12 months. As of December 31, 2023, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $5 million in 6 issuers, $5 million of which was in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2024 or 2023.

As of December 31, 2024 and 2023, the Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of less than $1 million and $1 million, respectively.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

d.	Common stocks – subsidiaries and affiliates

MML Bay State primarily provides variable life and bank-owned life insurance business. It declared and paid $23 million in dividends to the Company for the year ended December 31, 2024, $25 million in 2023 and $26 million in 2022. A majority of MML Bay State's shareholder equity is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the Company without prior approval from the Department. Under these regulations, $22 million of shareholder's equity is available for distribution to the shareholder in 2024 without prior regulatory approval. The Company does not rely on dividends from its subsidiary to meet its operating cash flow requirements.

The Company did not hold any affiliated common stocks for which the transfer of ownership was restricted by contractual requirements as of December 31, 2024 or 2023.

Summarized below is certain combined statutory financial information for MML Bay State:

	As of and for the Years Ended December 31,
	2024	2023	2022
	(In Millions)
Total Revenue	$15	$18	$(14)
Net income	11	7	15
Assets	5,257	5,108	5,023
Liabilities	5,038	4,875	4,771
Shareholder's equity	219	233	252

e.	Common stocks – unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2024	2023
	(In Millions)
Adjusted cost basis	$5	$6
Gross unrealized gains	6	2
Gross unrealized losses	—	(1)
Carrying value	$11	$7

As of December 31, 2024, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $2 million in 8 issuers, $2 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2023, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $2 million in 11 issuers, less than $1 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2z. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2024 or 2023.

As of December 31, 2024 and 2023 the Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of less than $1 million and $1 million, respectively.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

f.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans some of which are backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2024 and 2023, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2024 or 2023.

The carrying value and fair value of the Company's mortgage loans were as follows:

	December 31, 2024		December 31, 2023
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$525	$485	$637	$595
Mezzanine loans	5	6	5	6
Total commercial mortgage loans	530	491	642	601
Residential mortgage loans:
FHA insured and VA guaranteed	111	102	128	118
Other residential loans	28	26	33	28
Total residential mortgage loans	139	128	161	146
Total mortgage loans	$669	$619	$803	$747

The loan-to-value ratios by property type of the Company's commercial mortgage loans were as follows:

	December 31, 2024
	Less Than 81%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$126	$25	$53	$204	38%
Apartments	140	32	13	185	35%
Industrial and other	40	3	2	45	8%
Hotels	42	5	—	47	9%
Retail	51	—	—	51	10%
Total	$399	$65	$68	$532	100%

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Less Than 81%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)
Office	$164	$24	$41	$229	36%
Apartments	175	19	5	199	31
Industrial and other	54	3	3	60	9
Hotels	59	5	—	64	10
Retail	91	—	—	91	14
Total	$543	$51	$49	$643	100%

For the years ended December 31, 2024 and 2023, the Company’s commercial mortgage loans’ loan-to-value ratios below 81% were 75% and 85%, respectively.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2024
	AAA/ AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$105	$301	$58	$37	$24	$525
Mezzanine loans	—	5	—	—	—	5
Total commercial mortgage loans	105	306	58	37	24	530
Residential mortgage loans:
FHA insured and VA guaranteed	111	—	—	—	—	111
Other residential loans	—	26	2	—	—	28
Total residential mortgage loans	111	26	2	—	—	139
Total mortgage loans	$216	$332	$60	$37	$24	$669

	December 31, 2023
	AAA/ AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$182	$350	$57	$45	$8	$642
Total commercial mortgage loans	182	350	57	45	8	642
Residential mortgage loans:
FHA insured and VA guaranteed	128	—	—	—	—	128
Other residential loans	—	30	2	—	—	32
Total residential mortgage loans	128	30	2	—	—	160
Total mortgage loans	$310	$380	$59	$45	$8	$803

As of December 31, 2024 and 2023 the maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 79%, respectively.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2024		December 31, 2023
	Carrying Value	Average Loan-to-Value Ratio	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)
California	$153	79%	$175	69%
Texas	54	57%	57	57%
New York	53	87%	58	80%
Illinois	51	59%	67	55%
District of Columbia	40	78%	40	80%
United Kingdom	39	58%	48	55%
Washington	33	62%	41	68%
All other	110	72%	156	61%
Total commercial mortgage loans	$533	72%	$642	65%

For the years ended December 31, 2024 and 2023, all other consists of 18 jurisdictions with no individual exposure exceeding $12 million and 19 jurisdictions with no individual exposure exceeding $16 million, respectively.

Interest rates, including fixed and variable, on the Company's portfolio of mortgage loans were:

	Years Ended December 31,
	2024		2023
	Low	High	Low	High
Commercial mortgage loans	2.5%	10.7%	2.0%	11.4%
Residential mortgage loans	2.2%	9.3%	2.2%	9.3%
Mezzanine mortgage loans	8.0%	8.0%	8.0%	8.0%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2023
	Low	High
Commercial mortgage loans	4.7%	8.0%
Mezzanine mortgage loans	8.0%	8.0%

The Company did not purchase any new mortgage loans during the year ended December 31, 2024.

As of December 31, 2024, the Company had impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents a summary of the Company's impaired mortgage loans as of December 31, 2024 and December 31, 2023:

	December 31, 2024
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$9	$10	$13	$(4)	$—
Total	9	10	13	(4)	—
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$8	$8	$10	$—	$—
Total	8	8	10	—	—

Total impaired commercial mortgage loans	$17	$18	$23	$(4)	$—

	December 31, 2023
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$16	$18	$20	$(4)	$1
Total	16	18	20	(4)	1

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2024 or 2023. As of December 31, 2024 and 2023 the carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $530 million and $642 million, respectively.

Allowance for credit losses:

	Years Ended December 31,
	2024	2023
Balance at the beginning of period	$(4)	$—
Additions charged to operations	(3)	(4)
Recoveries of amounts previously charged off	3	—
Balance at the end of the period	$(4)	$(4)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Partnerships and limited liability companies

The carrying value of partnership and limited liability companies holdings by annual statement category were:

	December 31,
	2024	2023
	(In Millions)
Joint venture interests:
Common stocks	$75	$70
Real estate	61	45
Other	16	22
Mortgage loans	2	3
Surplus notes	7	7
Total	$161	$147

As of December 31, 2024 and 2023, the Company held 11 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $9 million and 7 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $3 million, respectively.

The Company did not hold any unexpired tax credits for the year ended December 31, 2024.

The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 4.2% for future benefits of two years to 4.6% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded no impairments to LIHTC investments for the year ended December 31, 2024 and less than $1 million impairments to LIHTC investments for the year ended December 31, 2023.

h.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create replicated synthetic investments. These replicated synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Replicated synthetic investments are created either to hedge and reduce the Company's credit exposure or to create an investment in a particular asset. The Company held replicated synthetic investments with a notional amount of $820 million as of December 31, 2024 and $820 million as of December 31, 2023, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 20 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

The Company utilizes certain other agreements including forward contracts and financial futures. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Net collateral pledged to the counterparties was $107 million as of December 31, 2024, and net collateral pledged by the counterparties was $87 million as of December 31, 2023. In the event of default, the full market value exposure at risk, net of offsets and collateral, was $1 million and $9 million as of December 31, 2024 and 2023, respectively. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $314 million and $290 million as of December 31, 2024 and 2023, respectively.

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2024				December 31, 2023
	Assets		Liabilities		Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)
Interest rate swaps	$560	$4,690	$319	$6,233	$423	$3,523	$255	$4,844
Options	28	397	15	384	28	406	16	393
Currency swaps	76	610	2	22	62	594	4	70
Forward contracts	5	176	1	42	1	38	4	173
Financial futures	—	—	14	450	48	450	—	—
Total	$669	$5,873	$351	$7,131	$562	$5,011	$279	$5,480

The average fair value of outstanding derivative assets was $608 and $581 million for the years ended December 31, 2024 and 2023, respectively. The average fair value of outstanding derivative liabilities was $329 and $324 million for the years ended December 31, 2024 and 2023, respectively.

The Company did not have any credit default swaps for the years ended December 31, 2024 and December 31, 2023.

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2024	2023
	(In Millions)
Open interest rate swaps in a fixed pay position	$4,770	$3,380
Open interest rate swaps in a fixed receive position	6,153	4,988
Total interest rate swaps	$10,923	$8,368

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized gains (losses) on closed contracts and change in net unrealized (losses) gains related to market fluctuations on open contracts by derivative type:

	Years Ended December 31,
	2024		2023		2022
	Net Realized Gains (Losses) on Closed Contracts	Change in Net Unrealized Gains (Losses) on Open Contracts	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized Gains (Losses) on Open Contracts	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized Gains (Losses) on Open Contracts
	(In Millions)
Interest rate swaps	$—	$75	$4	$33	$—	$192
Currency swaps	5	16	4	(45)	2	72
Options	5	—	(5)	2	(2)	(12)
Forward contracts	2	6	(2)	(1)	20	(1)
Financial futures	1	(62)	(59)	47	(195)	(6)
Total	$13	$35	$(58)	$36	$(175)	$245

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2024			December 31, 2023
	Derivative Assets	Derivative Liabilities	Net	Derivative Assets	Derivative Liabilities	Net
	(In Millions)
Gross	$669	$351	$318	$562	$279	$282
Due and accrued	28	156	(128)	24	146	(121)
Gross amounts offset	(534)	(534)	—	(460)	(460)	—
Net asset	163	(27)	190	126	(35)	161
Collateral posted	(106)	(213)	107	(120)	(206)	87
Net	$57	$(240)	$297	$6	$(241)	$248

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds	$140	$165	$153
Preferred stocks	1	1	—
Common stocks - subsidiaries and affiliates	23	25	26
Common stocks - unaffiliated	2	2	1
Mortgage loans	34	34	58
Policy loans	8	7	6
Partnerships and limited liability companies	7	13	21
Derivatives	(43)	(36)	13
Cash, cash equivalents and short-term investments	15	9	2
Other	12	15	1
Subtotal investment income	199	235	281
Amortization of the IMR	(6)	(2)	3
Investment expenses	(23)	(22)	(16)
Net investment income	$170	$211	$268

j.	Net realized capital (losses) gains

Net realized capital (losses) gains, which include OTTI and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds	$(10)	$(79)	$(5)
Preferred stocks	2	—	—
Common stocks - subsidiaries and affiliates	—	6	—
Common stocks - unaffiliated	(1)	—	3
Mortgage loans	(6)	(4)	—
Partnerships and limited liability companies	(2)	1	1
Derivatives	12	(58)	(174)
Other	—	(1)	(3)
Net realized capital losses before federal and state taxes and deferral to the IMR	(5)	(135)	(178)
Net federal and state tax benefit (expense)	—	6	(1)
Net realized capital losses before deferral to the IMR	(5)	(129)	(179)
Net after tax capital (gains) losses deferred to the IMR	(1)	114	195
Net realized capital (losses) gains	$(6)	$(15)	$16

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

OTTI, included in the net realized capital (losses) gains, consisted of the following:

	Years Ended
	December 31,
	2024	2023	2022
	(In Millions)
Bonds	$(9)	$(1)	$(3)
Common stocks - unaffiliated	(1)	—	—
Mortgage loans	(4)	—	—
Partnerships and limited liability companies	(2)	(2)	(1)
Total OTTI	$(16)	$(3)	$(4)

The Company recognized OTTI of less than $1 million for the years ended December 31, 2024, 2023, and 2022, on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

The Company utilized internally-developed models to determine less than 1% of the $9 million of bond OTTI for the year ended December 31, 2024, less than 1% of the $1 million of bond OTTI for the year ended December 31, 2023 and less than 1% of the $3 million of bond OTTI for the year ended December 31, 2022. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2z.. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for more information on assumptions and inputs used in the Company’s OTTI models.

Refer to Note 17. "Impairment listing for loan-backed and structured securities" for a CUSIP level list of impaired structured securities where the present value of cash flows expected to be collected is less than the amortized cost basis.

k.	Restricted assets

Admitted restricted assets by category:

	December 31, 2024
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Millions)
Letter stock or securities restricted as to sale - excluding FHLB capital stock	$1	$—	$1	$1	$—	$1	0.01%	0.01%
On deposit with states	4	—	4	4	—	4	0.05%	0.05%
Pledged as collateral not captured in other categories	297	—	297	273	24	297	4.12%	4.14%
Total restricted assets	$302	$—	$302	$278	$24	$302	4.18%	4.20%

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Millions)
Letter stock or securities restricted as to sale - excluding FHLB capital stock	$1	$—	$1	$3	$(2)	$1	0.02%	0.02%
On deposit with states	4	—	4	4	—	4	0.05%	0.05%
Pledged as collateral not captured in other categories	273	—	273	408	(135)	273	3.61%	3.61%
Total restricted assets	$278	$—	$278	$415	$(137)	$278	3.68%	3.68%

6.	Federal income taxes

On August 16th, 2022, the Inflation Reduction Act (IRA) was signed into law and includes certain corporate income tax provisions. Potential impacts to the Company include the imposition of a CAMT. The CAMT imposes a 15% minimum tax on adjusted financial statement income on applicable corporations that have an average adjusted financial statement income over $1 billion in the prior three-year period. The United States Treasury Department and the Internal Revenue Service (IRS) released proposed regulations on September 12, 2024. As of the reporting date, the Company is not an applicable corporation and therefore not liable for CAMT in 2024. Any future CAMT liability will be allocated to Massachusetts Mutual Life Insurance Company (MassMutual) in accordance with the tax allocation agreement.

The Company provides for DTAs in accordance with statutory accounting practices. All of the companies included in these Consolidated Statutory Financial Statements have met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The net DTA or deferred liabilities (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$99	$43	$142
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	99	43	142
DTAs nonadmitted	—	(25)	(25)
Subtotal net admitted DTA	99	18	117
Total gross DTLs	(77)	(18)	(95)
Net admitted DTA(L)	$22	$—	$22

	December 31, 2023
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$93	$35	$128
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	93	35	128
DTAs nonadmitted	(8)	(9)	(17)
Subtotal net admitted DTA	85	26	111
Total gross DTLs	(62)	(25)	(87)
Net admitted DTA(L)	$23	$1	$24

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$6	$8	$14
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	6	8	14
DTAs nonadmitted	8	(16)	(8)
Subtotal net admitted DTA	14	(8)	6
Total gross DTLs	(15)	7	(8)
Net admitted DTA(L)	$(1)	$(1)	$(2)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$—	$—
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	22	—	22
2. Adjusted gross DTA allowed per limitation threshold	251	—	251
Lesser of line 1 or 2	22	—	22
Adjusted gross DTAs offset by existing DTLs	77	18	95
Total admitted DTA realized within 3 years	$99	$18	$117

	December 31, 2023
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$1	$1
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	23	—	23
2. Adjusted gross DTA allowed per limitation threshold	282	—	282
Lesser of line 1 or 2	23	—	23
Adjusted gross DTAs offset by existing DTLs	62	25	87
Total admitted DTA realized within 3 years	$85	$26	$111

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$(1)	$(1)
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	(1)	—	(1)
2. Adjusted gross DTA allowed per limitation threshold	(31)	—	(31)
Lesser of line 1 or 2	(1)	—	(1)
Adjusted gross DTAs offset by existing DTLs	15	(7)	8
Total admitted DTA realized within 3 years	$14	$(8)	$6

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company's total realization threshold limitations are as follows:

	December 31,
	2024	2023
	(In Millions)
Ratio percentage used to determine recovery period and threshold	1,769%	1,801%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$1,676	$1,878

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning is as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	—%	100%	—%

	December 31, 2023
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	—%	100%	4%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	—%	—%	(4)%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Federal income tax expense (benefit) on operating earnings	$8	$8	$19
Foreign income tax expense on operating earnings	—	—	—
Total federal and foreign income tax expense (benefit) on operating earnings	8	8	19
Federal income tax expense (benefit) on net realized capital gains	—	(6)	1
Total federal and foreign income tax expense (benefit)	$8	$2	$20

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2024	2023	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$26	$18	$8
Policy acquisition costs	37	37	—
Investment items	33	34	(1)
Other	4	4	—
Total ordinary DTAs	100	93	7
Nonadmitted DTAs	—	(8)	8
Admitted ordinary DTAs	100	85	15

Capital
Unrealized investment losses	15	9	6
Investment items	28	26	2
Total capital DTAs	43	35	8
Nonadmitted DTAs	(25)	(9)	(16)
Admitted capital DTAs	18	26	(8)

Admitted DTAs	118	111	7

DTLs:
Ordinary
Reserve items	1	1	—
Unrealized investment gains	51	35	16
Deferred and uncollected premium	5	3	2
Investment items	3	1	2
Other	18	21	(3)
Total ordinary DTLs	78	61	17

Capital
Unrealized investment gains	16	22	(6)
Investment items	2	4	(2)
Total capital DTLs	18	26	(8)

Total DTLs	96	87	9

Net admitted DTA	$22	$24	$(2)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Net DTA(L)	$6	$2	$(2)
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	4	12	36
Tax-effect of changes from investment transfers	11	—	—
Change in net deferred income taxes	$21	$14	$34

As of December 31, 2024, the Company had no net operating or capital loss carryforwards to include in deferred income taxes.The Company has no tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Provision computed at federal statutory rate of 21%	$1	$(15)	$(7)
Investment items	—	(6)	(7)
Nonadmitted assets	—	—	1
Other	(14)	9	(1)
Total statutory income tax benefit	$(13)	$(12)	$(14)

Federal and foreign income tax benefit	$8	$2	$20
Change in net deferred income taxes	(21)	(14)	(34)
Total statutory income tax benefit	$(13)	$(12)	$(14)

The Company received refunds in the amount of $9 million in 2024 and paid federal income taxes in the amount of $5 million in 2023 and $39 million in 2022.

The total income taxes available in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $2 million related to 2024, $0 million related to 2023 and $2 million related to 2022.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company is included in a consolidated U.S. federal income tax return with its parent, MassMutual, a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and MassMutual’s eligible U.S. subsidiaries. The Company also files income tax returns in various states and foreign jurisdictions. The Company, MassMutual, and MassMutual’s eligible subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Agreement). The Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Agreement provides the Company with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Agreement provides the Company with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes. In accordance with the Agreement, future CAMT is outside of the scope of the general tax allocation method and, consequently any future CAMT liability of a subsidiary shall be allocated solely to MassMutual.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2024	$7
Gross change related to positions taken in current year	—
Balance, December 31, 2024	$7

Included in the liability for unrecognized tax benefits as of December 31, 2024, are $7 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2024 includes $0 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized an increase of $0 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $0 million as of December 31, 2024 and $0 million as of December 31, 2023. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The IRS has completed its examination of MassMutual and its subsidiaries for the year 2016 and prior. The IRS completed the examination of the 2017-2018 tax years and is at Appeals for 3 issues. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

As of December 31, 2024 and 2023, the Company did not recognize any protective deposits as admitted assets.

7.	Other than invested assets

a.	Admitted negative (disallowed) IMR

As of December 31, 2024, the Company had $143 million of disallowed IMR in aggregate and in the general account.

As of December 31, 2024, the calculated adjusted general capital and surplus was $1,575 million.

As of December 31, 2024, the percentage of adjusted general capital and surplus for which the admitted disallowed IMR represents was 9%.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following represents allocated gains (losses) to IMR from derivatives:

December 31, 2024
(In Millions)
Unamortized fair value derivative gain	$364
Unamortized fair value derivative losses	(500)
Total allocated net losses to IMR from derivatives	$(136)

When the Company sells bonds and recognizes losses due to interest-rate related factors, and the realized losses are transferred to the IMR, the sales proceeds are generally used for reinvestment as governed by prudent asset liability management (ALM) policies and procedures. Such sales of bonds are intermittently used to meet liquidity needs and managed within the ALM framework.

IMR losses for fixed income related derivatives were in accordance with documented risk management procedures, as well as the Company’s derivative use plans, and reflect the same historical treatment of derivative gains reversed to IMR and amortized rather than immediately recognized as realized gain upon termination.

b.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position.

The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2024		2023
	Gross	Net	Gross	Net
	(In Millions)
Ordinary renewal	$(6)	$3	$(5)	$(5)
Total	$(6)	$3	$(5)	$(5)

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $11,213 million and $10,659 million as of December 31, 2024 and 2023, respectively.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

8.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $33 billion and $34 billion as of December 31, 2024 and 2023, respectively.

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2024		2023
	Amount	Interest Rates	Amount	Interest Rates
	($ In Millions)
Individual life	$96	3.5% - 4.8%	$102	3.5% - 4.8%
Individual universal and variable life	677	3.5% - 4.5%	695	4.0% - 4.5%
Individual annuities	2,049	1.0% - 9.0%	2,382	1.0% - 9.0%
Total	$2,822		$3,179

Individual life includes whole life and term insurance. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements.

b.	Liabilities for deposit-type contracts

Supplementary contracts not involving life contingencies of $49 million and $56 million as of December 31, 2024 and 2023, respectively, were included in liabilities for deposit-type contracts. The interest rate range on supplementary contracts was 1.0% to 6.5% and 1.0% to 6.5% as of December 31, 2024 and 2023, respectively.

c.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death benefit features. Election of these benefit guarantees is generally only available at contract issue.

The following shows the changes in the liabilities for GMDB (in millions):

Liability as of January 1, 2023	$—
Incurred guarantee benefits	26
Paid guarantee benefits	(1)
Liability as of December 31, 2023	25
Incurred guarantee benefits	(18)
Paid guarantee benefits	(1)
Liability as of December 31, 2024	$6

The Company held deterministic reserves as of December 31, 2024 and December 31, 2023.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDB classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2024			December 31, 2023
	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age
	($ In Millions)
GMDB	$1,303	$12	68	$1,331	$17	68

Account values of variable annuity contracts with GMDB are summarized below:

	December 31, 2024			December 31, 2023
	Separate Account	General Account	Total	Separate Account	General Account	Total
	(In Millions)
GMDB	$1,084	$219	$1,303	$1,063	$268	$1,331

d.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDB or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2024	2023
	(In Millions)
Beginning balance	$226	$240
Net liability increase (decrease)	(8)	(14)
Ending balance	$218	$226

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $35 million.

Refer to Note 14. "Related party transactions" for information about the Company’s affiliated assumed reinsurance transactions.

There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Direct premium	$256	$477	$942
Premium ceded	(163)	(350)	(718)
Total net premium	$93	$127	$224

Ceded reinsurance recoveries	$231	$265	$204

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2024	2023
	(In Millions)
Reinsurance reserves ceded	$(5,420)	$(5,560)

Ceded amounts recoverable	$65	$70

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2024 and 2023, respectively, include $827 million and $828 million associated with life insurance policies, and $4,127 million and $4,222 million for annuity.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, one reinsurer accounted for 34% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 23%. Overall, the Company believes that each of these exposures to a single reinsurer does not create an undue concentration of risk and the Company’s business is not substantially dependent upon any single reinsurer.

10.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2024 are illustrated below:

Individual annuities

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$8	$—	$—	$8	—%
At book value less current surrender charge of 5% or more	4,585	—	—	4,585	64%
At fair value	—	—	1,091	1,091	15%
Total with market value adjustment or at fair value	4,593	—	1,091	5,684	79%
At book value without adjustment (minimal or no charge or adjustment)	1,504	—	—	1,504	21%
Not subject to discretionary withdrawal	22	—	—	22	—%
Total	6,119	—	1,091	7,210	100%
Reinsurance ceded	4,126	—	—	4,126
Total, net of reinsurance	$1,993	$—	$1,091	$3,084

Amount included in book value moving to at book value without adjustment after statement date	1,170	—	—	1,170

Deposit-type contracts

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
At book value without adjustment (minimal or no charge or adjustment)	35	—	—	35	71%
Not subject to discretionary withdrawal	14	—	—	14	29%
Total, net of reinsurance	$49	$—	$—	$49	100%

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2024 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – individual annuities	$1,993
Liabilities for deposit-type contracts	49
Subtotal	2,042
Separate Account Annual Statement:
Annuities	1,091
Total	$3,133

b.	Analysis of life actuarial reserves by withdrawal characteristics

The withdrawal characteristics of the Company's life actuarial reserves as of December 31, 2024 are illustrated below:

General account

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$166	$166	$168
Universal life with secondary guarantees	740	739	1,649
Other permanent cash value life insurance	—	70	78
Variable universal life	77	77	90
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	25
Disability - active lives	—	—	1
Disability - disabled lives	—	—	17
Miscellaneous reserves	—	—	39
Total (gross: direct + assumed)	$983	$1,052	$2,067
Reinsurance ceded	537	537	1,293
Total (net)	$446	$515	$774

Separate account nonguaranteed

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$769	$766	$767
Total (gross: direct + assumed)	$769	$766	$767
Total (net)	$769	$766	$767

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Separate accounts

The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2024 is as follows:

Non Guaranteed
(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2024	$47

Reserves at December 31, 2024:
For accounts with assets at:
Fair value	$1,858
Nonpolicy liabilities	4
Total Separate Account Liabilities	$1,862

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$1,858
Nonpolicy liabilities	4
Total Separate Account Liabilities	$1,862

As of December 31, 2024, the Company does not have any reserves in separate accounts for asset default risk in lieu of AVR.

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$47	$41	$37
Transfers from separate accounts	(190)	(141)	(141)
Net transfers from separate accounts	$(143)	$(100)	$(104)

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

11.	Changes in capital and surplus

MassMutual has authorized the contribution of funds to the Company sufficient to meet the capital requirements of each state in the U.S. in which the Company is licensed to do business. Substantially all of the statutory capital and surplus is subject to dividend restrictions. Dividend restrictions, imposed by state regulations, limit the payment of dividends to the shareholder without prior approval from the Department. Under these regulations, $170 million of capital and surplus is available for distribution to the shareholder in 2025 without prior regulatory approval. The company declared and paid $190 million in dividend to MassMutual in 2024 and paid a dividend of $163 million in 2022. The company did not pay a dividend to MassMutual in 2023. The Company did not receive any capital contribution from MMLIC in 2024 and 2023. The company received a capital contribution of $50 million from MMLIC in 2022.

12.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company's recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2024 and 2023. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2024, 2023 and 2022.

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bond conversions and refinancing	$13	$10	$27
Transfer of mortgage loans to partnerships and limited liability companies	7	—	—
Transfer of bonds to mortgage loans	—	—	2
Net investment income payment-in-kind bonds	—	16	—
Stock conversions	1	5	—
Transfer of bonds to partnerships and limited liability companies	—	—	7

13.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular, interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar denominated investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company's investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Political Uncertainties

Political events, domestically or internationally, may directly or indirectly trigger or exacerbate risks related to product offerings, profitability, or any of the risk factors described above. Whether those underlying risk factors are driven by geopolitics or not, the Company’s dynamic approach to managing risks enables management to identify risks, internally and externally, develop mitigation plans, and respond to risks in an attempt to proactively reduce the potential impact of each underlying risk factor on the Company.

b.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

c.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss offset by related insurance recoveries or other contributions, if any. An accrual may be subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters is inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

d.	Commitments

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2024, the Company had the following outstanding commitments:

	2025	2026	2027	2028	2029	Thereafter	Total
	(In Millions)
Private Placements	$30	$66	$17	$1	$34	$50	$198
Mortgage Loans	2	1	—	2	—	1	6
Partnerships and limited liability companies	3	2	15	—	4	19	43
Total	$35	$69	$32	$3	$38	$70	$247

14.	Related party transactions

Pursuant to a management agreement, MassMutual, for a fee, furnishes the Company, as required, operating facilities, human resources, computer software development and managerial services. Investment and administrative services are also provided to the Company pursuant to a management services agreement with MassMutual. While management believes that these fees are calculated on a reasonable basis, these fees may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Fee income:
Recordkeeping and other services	$—	$—	$1
Fee expense:
Management and service contracts and cost-sharing arrangements	89	62	77

The Company reported amounts due from subsidiaries and affiliates of less than $1 million as of December 31, 2024 and 2023. The Company reported amounts due to subsidiaries and affiliates of $24 million and $17.5 million as of December 31, 2024 and 2023, respectively. Terms generally require settlement of these amounts within 30 to 90 days.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, the Company no longer provided financing for MassMutual Asset Finance (MMAF).

Together, MassMutual and the Company, provide a credit facility to Jefferies Finance, LLC (Jefferies) whereby Jefferies borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2024, there were no borrowings or repayments recorded. During 2023, Jefferies borrowed $9 million and repaid $9 million under the credit facility. As of December 31, 2024, there were no outstanding borrowings under this facility. All outstanding interest due under the facility, as of December 31, 2024, had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

In 2023, C.M. Life sold approximately $563 million of private placement corporate assets to MassMutual Life. This resulted in a realized loss of $56 million.

In 2024, the Company declared and paid $190 million in dividends to MassMutual. In 2023, the Company did not declare or pay dividends to MassMutual.

The Company has coinsurance agreements with MassMutual where the Company cedes substantially all of the premium on certain universal life policies. In return, MassMutual pays to the Company a stipulated expense allowance and death and surrender benefits. MassMutual holds the assets and related reserves for payment of future benefits on the ceded policies.

As of December 31, 2024, the net amounts due from MassMutual for the various reinsurance agreements were $19 million and $18 million as of December 31, 2024 and December 31, 2023, respectively. These outstanding balances are due and payable with terms ranging from quarterly to annually, depending on the agreement in effect.

The following table summarizes the related party reinsurance transactions between the Company and MassMutual:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Premium ceded, related to:
Stop-loss agreement	$(5)	$(2)	$(2)
Coinsurance agreements	(34)	(37)	(36)

Expense allowances on reinsurance ceded, included in fees and other income, related to:
Coinsurance agreements	6	7	6

Policyholders' benefits ceded, related to:
Coinsurance agreements	85	83	64

Accrual for stop-loss agreement	—	—	18

15.	Subsidiaries and affiliated companies

Subsidiaries and affiliates of MassMutual
C.M. Life Insurance Company
CML Global Capabilities LLC
MM Global Capabilities I LLC
MM Global Capabilities II LLC
MM Global Capabilities III LLC

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MM/Barings Multifamily TEBS 2020 LLC
Berkshire Way LLC
MML Special Situations Investor LLC
Timberland Forest Holding LLC
Timberland Forest Holding LLC
Timberland Forest Holding LLC
MSP-SC, LLC
Insurance Road LLC
ITPS Holding LLC
EM Opportunities LLC
MassMutual MCAM Insurance Company, Inc.
MassMutual Ventures US IV GP, LLC
MassMutual Ventures US IV GP, LLC
MassMutual Ventures Europe/APAC I GP, LLC
Counterpointe Sustainable Advisors LLC
Jefferies Finance LLC (50% owned by MMLIC)
Glidepath Holdings Inc.
MassMutual Mortgage Lending LLC
MM Copper Hill Road LLC
MMV CTF I GP LLC
MM Direct Private Investments Holding LLC
DPI-ACRES Capital LLC
DPI-ARES Mortgage Lending LLC
MM Investment Holding
MML CM LLC
MML Distributors LLC
MML Distributors LLC
MML Investment Advisers, LLC
MML Strategic Distributors, LLC
MassMutual Private Wealth & Trust, FSB
MML Private Placement Investment Company I, LLC
MML Private Equity Fund Investor LLC
MML Private Equity Fund Investor LLC
MM Private Equity Intercontinental LLC
Pioneers Gate LLC
MassMutual Holding LLC
Amherst Long Term Holdings, LLC
Enroll Confidently, Inc.
MassMutual International LLC
MassMutual External Benefits Group LLC
MM Vine Street LLC*
Stillings Street LLC
5301 Wisconsin Avenue Associates, LLC
5301 Wisconsin Avenue GP, LLC

Subsidiaries of C.M. Life Insurance Company
MML Bay State Life Insurance Company
CML Special Situations Investor LLC
CM Life Mortgage Lending LLC
CML Mezzanine Investor III, LLC

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of MML Bay State Life Insurance Company
(No subsidiaries)

Subsidiaries of CML Special Situations Investor LLC
(No subsidiaries)

Subsidiaries of CM Life Mortgage Lending LLC
(No subsidiaries)

Subsidiaries of CML Mezzanine Investor III, LLC
(No subsidiaries)

16.	Subsequent events

Management of the Company has evaluated subsequent events through March 03, 2025, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the financial statements.

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2024	$61,096	$—	$61,096	$26,921	$(34,175)	$26,921	$19,385
September 30, 2024	397,178	—	397,178	339,528	(57,650)	339,528	408,151
June 30, 2024	1,349,958	—	1,349,958	1,290,607	(59,351)	1,290,607	1,137,070
March 31, 2024	2,597,476	—	2,597,476	2,576,147	(21,329)	2,576,147	2,784,031
December 31, 2023	4,801,982	—	4,801,982	4,566,582	(235,400)	4,566,582	4,088,857
September 30, 2023	2,162,075	—	2,162,075	2,089,437	(72,638)	2,089,437	1,988,071
June 30, 2023	1,800,802	—	1,800,802	1,752,217	(48,585)	1,752,217	1,684,846
March 31, 2023	3,007,713	—	3,007,713	2,826,625	(181,088)	2,826,625	2,584,527
December 31, 2022	3,726,463	—	3,726,463	3,283,242	(443,221)	3,283,242	3,150,825
September 30, 2022	1,337,132	—	1,337,132	1,270,962	(66,170)	1,270,962	1,195,634
June 30, 2022	1,069,792	—	1,069,792	949,598	(120,194)	949,598	917,792
March 31, 2022	1,366,642	—	1,366,642	1,092,539	(274,102)	1,092,539	1,084,285
December 31, 2021	153,706	—	153,706	146,419	(7,287)	146,419	133,301
September 30, 2021	429,103	—	429,103	422,210	(6,893)	422,210	371,650
June 30, 2021	1,130,186	—	1,130,186	1,019,790	(110,396)	1,019,790	1,128,667
March 31, 2021	580,686	—	580,686	541,584	(39,102)	541,584	539,293
December 31, 2020	2,202,709	—	2,202,709	1,981,547	(221,162)	1,981,547	2,127,616
September 30, 2020	3,225,941	—	3,225,941	2,914,652	(311,289)	2,914,652	2,881,746
June 30, 2020	1,978,627	—	1,978,627	1,765,784	(212,843)	1,765,784	1,794,192
March 31, 2020	2,725,567	—	2,725,567	2,242,474	(483,093)	2,242,474	2,684,492
December 31, 2019	395,604	—	395,603	374,233	(21,371)	374,233	323,929
September 30, 2019	2,403,817	—	2,403,817	2,163,454	(240,363)	2,163,454	1,796,355
June 30, 2019	1,138,783	—	1,138,783	965,642	(173,141)	965,642	1,187,758
March 31, 2019	1,165,908	—	1,165,908	1,155,765	(10,143)	1,155,765	1,186,451
December 31, 2018	904,746	—	904,746	770,347	(134,399)	770,347	817,965
September 30, 2018	496,473	—	496,473	447,735	(48,737)	447,735	449,782
June 30, 2018	39,548	—	39,548	1,365	(38,183)	1,365	4,435
March 31, 2018	84,116	—	84,116	56,604	(27,511)	56,604	56,886
December 31, 2017	21,358	—	21,358	17,379	(3,979)	17,379	25,404
September 30, 2017	31,370	—	31,370	30,181	(1,188)	30,181	97,082
June 30, 2017	4,452,491	—	4,452,491	4,378,331	(74,160)	4,378,331	6,609,233
March 31, 2017	4,815,924	—	4,815,924	4,784,422	(31,502)	4,784,422	6,463,013
December 31, 2016	4,846,676	—	4,846,676	4,829,684	(16,992)	4,829,684	6,221,820
September 30, 2016	4,994,934	—	4,994,934	4,730,196	(264,738)	4,730,196	6,883,514
June 30, 2016	5,054,395	—	5,054,395	4,955,880	(98,515)	4,955,880	6,764,218
March 31, 2016	6,298,495	—	6,298,495	6,092,642	(205,853)	6,092,642	7,817,461
December 31, 2015	474,546	—	474,546	468,066	(6,480)	468,066	467,904
September 30, 2015	5,603,766	—	5,603,766	5,064,430	(539,336)	5,064,430	6,491,786
June 30, 2015	8,300,146	—	8,300,146	8,096,024	(204,122)	8,096,024	8,991,309
March 31, 2015	4,134,216	—	4,134,216	4,097,041	(37,175)	4,097,041	4,062,060
December 31, 2014	9,225,670	—	9,225,670	9,099,603	(126,067)	9,099,603	10,324,197
September 30, 2014	—	—	—	—	—	—	—
June 30, 2014	6,799,823	—	6,799,823	6,410,214	(389,609)	6,410,214	8,821,203
March 31, 2014	10,842,786	—	10,842,786	9,332,953	(1,509,833)	9,332,953	11,545,156
December 31, 2013	13,068,728	—	13,068,728	12,446,803	(621,925)	12,446,803	13,075,122
September 30, 2013	8,777,769	—	8,777,769	8,640,444	(137,325)	8,640,444	8,226,635
June 30, 2013	11,479,347	—	11,479,347	11,079,158	(400,190)	11,079,158	10,139,599
March 31, 2013	15,334,535	—	15,334,535	14,970,376	(364,159)	14,970,376	14,135,122
December 31, 2012	31,785,329	—	31,785,329	30,443,342	(1,341,987)	30,443,342	27,669,977
September 30, 2012	67,270,430	—	67,270,430	65,265,347	(2,005,083)	65,265,347	57,019,262
June 30, 2012	70,455,900	—	70,455,900	69,041,733	(1,414,167)	69,041,733	55,143,333
March 31, 2012	87,853,178	—	87,853,178	85,053,001	(2,800,177)	85,053,001	67,243,938
December 31, 2011	90,342,742	—	90,342,742	87,759,853	(2,582,889)	87,759,853	61,663,659
September 30, 2011	62,166,554	—	62,166,554	60,544,909	(1,621,646)	60,544,909	45,284,654
June 30, 2011	80,582,827	—	80,582,827	76,857,393	(3,725,434)	76,857,393	60,286,999
March 31, 2011	87,925,923	—	87,925,923	85,768,903	(2,157,020)	85,768,903	65,285,429
December 31, 2010	78,922,237	—	78,922,237	77,329,041	(1,593,196)	77,329,041	57,284,607

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

September 30, 2010	75,579,158	—	75,579,158	73,844,794	(1,734,364)	73,844,794	53,531,682
June 30, 2010	106,701,990	—	106,701,990	104,920,573	(1,781,417)	104,920,573	77,297,241
March 31, 2010	117,247,145	—	117,247,145	110,848,178	(6,398,967)	110,848,178	81,512,593
December 31, 2009	94,759,892	—	94,759,892	91,319,793	(3,440,099)	91,319,793	61,154,482
September 30, 2009	203,672,078	(2,299,537)	201,372,541	193,090,828	(8,281,714)	193,090,828	124,234,344
Totals		$(2,299,537)			$(49,611,124)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
02660THL0	$6,153	$—	$6,153	$5,863	$(290)	$5,863	$3,862
124860CB1	54,943	—	54,943	21,058	(33,885)	21,058	15,523
Totals	$61,096	$—	$61,096	$26,921	$(34,175)	$26,921	$19,385

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104TG6	$15,266	$—	$15,266	$13,512	$(1,754)	$13,512	$13,063
05535DCF9	229,889	—	229,889	179,569	(50,320)	179,569	256,579
17311YAC7	71,686	—	71,686	68,512	(3,174)	68,512	66,632
61750FAE0	22,623	—	22,623	20,922	(1,701)	20,922	21,745
45660LW96	50,391	—	50,391	50,387	(4)	50,387	43,741
761118RJ9	7,323	—	7,323	6,627	(696)	6,627	6,391
Totals	$397,178	$—	$397,178	$339,529	$(57,649)	$339,529	$408,151

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
46639YAX5	$300,038	$—	$300,038	$270,038	$(30,000)	$270,038	$135,281
040104RV5	140,026	—	140,026	134,287	(5,739)	134,287	135,695
040104TG6	15,760	—	15,760	15,157	(603)	15,157	12,810
1248MGAJ3	4,371	—	4,371	4,055	(316)	4,055	3,549
17311YAC7	74,697	—	74,697	70,893	(3,804)	70,893	65,551
30247DAD3	8,258	—	8,258	8,011	(247)	8,011	7,479
40431KAE0	192,599	—	192,599	188,323	(4,276)	188,323	189,251
617463AA2	385	—	385	371	(14)	371	324
61750FAE0	23,849	—	23,849	22,601	(1,248)	22,601	21,264
61750MAB1	329	—	329	315	(14)	315	309
84752CAE7	16,555	—	16,555	15,884	(671)	15,884	13,756
86363HAB8	2,980	—	2,980	2,898	(82)	2,898	2,453
93934XAB9	17,665	—	17,665	15,388	(2,277)	15,388	17,092
05535DAN4	70,973	—	70,973	70,128	(845)	70,128	77,446
22540VG71	2,077	—	2,077	2,073	(4)	2,073	2,019
45254TRX4	6,472	—	6,472	6,437	(35)	6,437	6,275
45660LW96	51,332	—	51,332	50,757	(575)	50,757	42,375
45660LYW3	55,512	—	55,512	54,278	(1,234)	54,278	53,417
761118FM5	162,890	—	162,890	157,683	(5,207)	157,683	159,357
761118RJ9	7,569	—	7,569	7,350	(219)	7,350	6,357
45660NT88	1,776	—	1,776	1,742	(34)	1,742	1,667
61915RBB1	81,311	—	81,311	80,834	(477)	80,834	73,457
92922FWU8	30,703	—	30,703	30,587	(116)	30,587	29,742
86359DME4	81,831	—	81,831	80,520	(1,311)	80,520	80,144
Totals	$1,349,958	$—	$1,349,958	$1,290,610	$(59,348)	$1,290,610	$1,137,070

C.M. LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
040104RV5	$139,831	$—	$139,831	$137,638	$(2,193)	$137,638	$135,529
040104TG6	16,562	—	16,562	15,501	(1,061)	15,501	12,873
1248MGAJ3	4,536	—	4,536	4,382	(154)	4,382	3,724
17311YAC7	77,369	—	77,369	74,002	(3,367)	74,002	68,225
30247DAD3	8,612	—	8,612	8,294	(318)	8,294	7,762
35729RAE6	114,412	—	114,412	113,625	(787)	113,625	99,228
617463AA2	412	—	412	383	(29)	383	332
61750FAE0	24,365	—	24,365	23,700	(665)	23,700	21,861
61750MAB1	359	—	359	326	(33)	326	315
84752CAE7	16,471	—	16,471	16,470	(1)	16,470	14,342
93934XAB9	17,904	—	17,904	17,717	(187)	17,717	17,634
05535DAN4	81,094	—	81,094	74,442	(6,652)	74,442	76,905
22540VG71	2,152	—	2,152	2,133	(19)	2,133	2,073
23321P6A1	205,060	—	205,060	203,476	(1,584)	203,476	220,349
45254TRX4	6,875	—	6,875	6,580	(295)	6,580	6,430
466247XE8	63,522	—	63,522	62,531	(991)	62,531	56,717
761118RJ9	8,054	—	8,054	7,801	(253)	7,801	6,636
23332UCM4	2,941	—	2,941	2,930	(11)	2,930	2,854
92922FWU8	31,260	—	31,260	31,037	(223)	31,037	30,035
576433NH5	15,315	—	15,315	13,515	(1,800)	13,515	10,552
57645LAA2	966,085	—	966,085	965,798	(287)	965,798	1,123,082
86359DMC8	794,287	—	794,287	793,865	(422)	793,865	866,573
Totals	$2,597,478	$—	$2,597,478	$2,576,146	$(21,332)	$2,576,146	$2,784,031